UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03462

Meeder Funds Trust

6125 Memorial Drive

Dublin, OH 43017

Bruce McKibben

c/o Meeder Funds Trust

6125 Memorial Drive

Dublin, OH 43017

Registrant's telephone number, including area code: 800-325-3539

Date of fiscal year end: December 31, 2022

Date of reporting period: June 30, 2022

Item 1. Report to Stockholders.

JUNE 30, 2022 (UNAUDITED)

Meeder Funds Semi-Annual Report

MEEDER

TABLE OF CONTENTS

Letter to Shareholders	1
Portfolio Composition	4
Schedules of Investments	11
Statements of Assets and Liabilities	54
Statements of Operations	56
Statements of Changes in Net Assets	58
Financial Highlights	62
Notes to Financial Statements	72
Shareholder Expense Analysis	90

This Semi-Annual Report is prepared and distributed for the general information of the shareholders of the Funds. This material is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus. Investors are advised to consider carefully the investment objectives, risks, charges and expenses of the Fund before investing. The prospectus contains this and other information about the Funds.

Meeder Funds are distributed by Meeder Distribution Services, Inc. (Member FINRA), an affiliate of Meeder Investment Management. An affiliated registered investment adviser, Meeder Asset Management, Inc., serves as the investment adviser to Meeder Funds and is paid a fee for its services.

Letter to Shareholders June 30, 2022

A Bear Market is Here

MARKET UPDATE

The S&P 500 Index officially reached bear market territory after finishing the second quarter down more than -20% from its all-time high set on January 3rd. It was the worst first-half performance for the S&P 500 since 1970. Bonds, represented by the Bloomberg Aggregate Index could not escape the carnage either as they also finished June down more than -10% YTD. This was just the third time since 1981 that stocks and bonds experienced two consecutive quarters of negative performance. Prior to that, the most recent occurrence was during the Financial Crisis of 2008.

The second quarter was a continuation of many of the same themes as the first quarter this year, as illustrated in Figure 1. Value stocks outperformed their Growth peers and Large- caps generally outperformed Small-caps. When looking at the 9 style boxes, the performance of each of Russell’s 9 equity style indexes were negative. S&P sectors only had Energy produce positive performance year-to-date, up more than 30%. Utilities, Consumer Staples, and Health Care sectors each had single-digit losses year-to-date. The remaining sectors have experienced negative performance year-to-date, down anywhere from 16-32%. International markets suffered too, just as the global supply chain issues continue to struggle to meet demand.

FIGURE 1

YTD PERFORMANCE THROUGH JUNE 30, 2022

	VALUE	BLEND	GROWTH
Large-Cap	-12.9%	-19.9%	-28.1%
Mid-Cap	-10.0%	-21.6%	-31.0%
Small-Cap	-17.3%	-23.4%	-29.5%

INVESTMENT	RETURN
Developed International ex-USA Index	-21.6%
Emerging Markets Index	-14.4%
Bloomberg U.S Aggregate Bond Index	-10.4%

SOURCE: Morningstar Direct; Bloomberg; Large Value: Russell 1000 Value TR Index, Large Blend: S&P 500 Index TR, Large Growth: Russell 1000 Growth Index TR, Mid Value: Russell Midcap Value Index TR, Mid Blend: Russell Midcap Index TR, Mid Growth: Russell Midcap Growth Index TR, Small Value: Russell 2000 Value Index TR, Small Blend: Russell 2000 Index TR, Small Growth: Russell 2000 Growth Index TR. Developed International: STOXX Global 1800 ex-USA Index TR, Emerging Markets: STOXX Emerging Markets 1500 Index TR

FEDERAL RESERVE

The Fed is trying to restore credibility with the marketplace after dismissing inflationary trends as just being transitory for nearly a year. The Fed took bold action after seeing inflation reach a 40-year high and increased the federal funds rate by 0.75% on June 15, making it the largest single rate increase since 1994. This brought the overnight lending rate between banks to a range of 1.50%-1.75%. The committee is currently telegraphing that they will likely increase rates by an additional 0.75% at their July meeting. The Fed is predicting that the federal funds target rate at the end of 2022 will be between 3.25% and 3.50%, which remains much higher than where rates currently sit. In June, the 10-Year Treasury yield closed above 3.49% for the first time since July 2011. It has also caused the spread between the 2 and 10-year Treasury maturities to invert. This occurs when the economic forecast looks unsteady and investors favor purchasing longer-term debt over short-term debt. They do this to try and lock in long-term bond yields to reduce risk. Historically, this has been a precursor to an economic recession.

FIGURE 2

TREASURY YIELDS AND FEDERAL FUNDS RATE

SOURCE: FRED

2022 Semi-Annual Report | June 30, 2022	Page 1

RECESSION AROUND THE CORNER?

Now that the Fed has committed to “do-whatever-it-takes to control inflation” and will be aggressively raising rates for the foreseeable future, investors are questioning if the economy has what it takes to rebound this time. As the Fed continues to tighten, the question remains, will the economy be able to continue to grow despite the dampening demand caused by an increase in interest rates? The first quarter of 2022 saw the U.S. economy unexpectedly contract by -1.6%. While the National Bureau of Economic Research is responsible for determining the official declaration of a recession, many investors follow the old methodology of two consecutive quarters of negative GDP growth as the definition of a recession. As interest rate increases continue to work their way into the economy, there are signs that some of the demand is already declining rapidly. For example, according to the U.S. Census Bureau, new housing starts declined by -14.4% from April to May.

SENTIMENT AT HISTORIC LOW

Consumers are feeling different about this bear market from others that have occurred in recent years. The University of Michigan Index of Consumer Sentiment survey for June reported a level of 50.0, making it an all-time low in the survey’s history since 1978. It was a substantial drop of more than -14% from May. Previously, investors knew that the Federal Reserve was ultimately backing up the stock market which is why some analysts believe that we had the V-shaped recoveries after the significant drawdowns we experienced in 2019 and 2020.

RUSSIA AND UKRAINE WAR

As the war between Russia and Ukraine continues to drag on, Ukraine is defending itself on several fronts better than many expected. This unprovoked Russian attack led many countries, including the European Union, to ban the purchase of Russian oil exports. This sent the price of crude oil higher as demand already outweighed supply. Russia is the world’s second- largest oil producer behind the U.S. and produces more than 9.4 million barrels per day. This shortage and continued supply chain issues were primary drivers in pushing inflation to reach 40-year highs.

HOW IS THIS IMPACTING PORTFOLIOS?

At Meeder, we manage investment solutions across different risk profiles and time horizons. Meeder manages strategies using a systematic approach that guides us in the allocation of our portfolios. Many of these solutions employ one or more of our core investment strategies: Growth, Defensive Equity, and Fixed Income.

GROWTH

Investment portfolios comprised of the Growth Strategy maintain a more aggressive objective and typically remain invested in the stock market. In the second quarter, equity markets experienced significant volatility as the Russia and Ukraine War continued. This led many countries to ban the purchase of Russian oil exports, sending the price of crude oil higher and exacerbating supply chain disruptions. The Fed took bold action after seeing inflation reach a 40-year high and increased the federal funds rate by 0.75% on June 15 making it the largest single rate increase since 1994. This volatility caused the performance of nearly all equity markets to struggle. Investors that remained in the Growth Strategy experienced more volatility than our Defensive Equity strategies but achieved performance similar to the equity market as represented by the S&P 500 Index.

DEFENSIVE EQUITY

Portfolios that utilize the Defensive Equity Strategy follow a rules-based and data-driven approach using the Meeder Investment Positioning System (IPS) model. This investment model is used to determine the risk relative to the reward available in the marketplace and identify when we should be increasing or decreasing the portfolio’s equity exposure. At the beginning of the quarter, the strategy had a 70% allocation to equities. By the end of April, credit risk continued to rise, and inflation, interest rates, and geopolitical uncertainty weighed on the model score. The IPS model guided us to reduce our allocation to equities to 51%. In the middle of May, the long-term trends and momentum were very weak. Valuations remained elevated, causing us to reduce our equity allocation to as low as 32%. In early June our intermediate and short-term models became a little more positive due to the extreme number of flows into inverse bearish ETFs. We view this from a contrarian perspective and increased our equity exposure to 41%. For the remainder of the quarter, any improvement in the IPS model scores were essentially negated by the heightened volatility present in the marketplace. The defensive equity positioning throughout the quarter substantially reduced the market volatility experienced by investors relative to the equity market as measured by the S&P 500 Index.

FIXED INCOME

The Meeder Fixed Income Strategy tactically shifts portfolio exposure utilizing our proprietary investment models. These models are designed to actively monitor factors to guide us in determining the credit quality, emerging market debt exposure, and the portfolio’s U.S. Treasury duration.

Meeder Fixed Income portfolios started the second quarter with exposure to high yield bonds, investment-grade bonds, short-term U.S. Treasuries, and cash. As market volatility increased early in the quarter, momentum and volatility factors in our credit model signaled risk-off sentiment and we reduced high yield positions in our portfolios, moving the proceeds to cash. We also extended portfolio duration from mid-May through mid-June, as momentum factors in our duration model indicated relative strength in longer duration Treasuries. As volatility subsided towards the end of May, macroeconomic, momentum and volatility factors in our credit and emerging markets led us to increase high yield and emerging market exposure briefly.

However, rate volatility in the fixed income markets continued to rise during the quarter and the Federal Reserve surprised the markets with a higher-than- expected, 0.75% rate hike on the federal funds rate in June. Our models ultimately guided us to exit high yield and

Page 2	2022 Semi-Annual Report | June 30, 2022

emerging market positions in mid- June, increasing the cash position in our portfolios. Higher cash exposure helped our portfolios’ relative performance against market benchmarks on the downside during the quarter.

One-third of the portfolio remained invested in U.S. Investment grade securities throughout the quarter. At the end of the second quarter, we reduced High Yield and Emerging Market exposure and shortened the duration by raising cash.

LOOKING AHEAD

Inflation will remain a very important issue for the global economy in the foreseeable future. This presents a unique and challenging environment that we have not seen for more than 40 years. The good news is that we have seen inflationary times worse than this and have built our models with everything we learned since that time. While no two economic periods are the same, we will continue to make our investment decisions based on economic data and factors that remove emotion from the decision- making process. We will continue to follow our disciplined process and rules-based approach to managing money and, as always, we thank you for trusting us to help you reach your financial goals.

Sincerely,

Robert S. Meeder
President and CEO

2022 Semi-Annual Report | June 30, 2022	Page 3

Portfolio Composition

June 30, 2022

Muirfield Fund

Common Stock Sector Concentration as of June 30, 2022	% of total common stocks
Information Technology	29.4%
Healthcare	19.9%
Financials	11.3%
Industrials	9.4%
Consumer Discretionary	9.1%
Communication Services	6.4%
Energy	6.2%
Consumer Staples	4.5%
Materials	2.3%
Utilities	1.3%
Real Estate Investment Trust	0.2%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2022	% of total net assets
Microsoft Corp.	4.6%
Apple, Inc.	3.8%
Berkshire Hathaway, Inc. - Class B	2.6%
Johnson & Johnson	1.8%
Alphabet, Inc. - Class C	1.8%
Costco Wholesale Corp.	1.1%
Amazon.com, Inc.	1.1%
Lockheed Martin Corp.	1.0%
UnitedHealth Group, Inc.	0.9%
Northrop Grumman Systems Corp.	0.9%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2022	% of total net assets
Common Stocks (United States)	52.3%
Money Market Registered Investment Companies	42.6%
Bank Obligations	0.1%
Other Assets/Liabilities (Net)	5.0%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Spectrum Fund

Common Stock Sector Concentration as of June 30, 2022	% of total common stocks
Information Technology	28.4%
Healthcare	20.7%
Financials	11.9%
Consumer Discretionary	9.2%
Industrials	7.8%
Energy	7.4%
Communication Services	6.6%
Consumer Staples	4.9%
Materials	1.9%
Utilities	1.1%
Real Estate Investment Trust	0.1%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2022	% of total net assets
Microsoft Corp.	5.7%
Apple, Inc.	4.8%
Berkshire Hathaway, Inc. - Class B	3.0%
Alphabet, Inc. - Class C	2.4%
UnitedHealth Group, Inc.	2.1%
Amazon.com, Inc.	1.6%
Amgen USA, Inc.	1.4%
Costco Wholesale Corp.	1.4%
Johnson & Johnson	1.3%
Chevron Corp.	1.2%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2022	% of total net assets
Common Stocks (United States)	66.5%
Money Market Registered Investment Companies	25.4%
Other Assets/Liabilities (Net)	8.1%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

2022 Semi-Annual Report | June 30, 2022	Page 5

Global Allocation Fund

Common Stock Sector Concentration as of June 30, 2022	% of total common stocks
Information Technology	28.7%
Healthcare	19.4%
Financials	14.0%
Consumer Discretionary	8.7%
Industrials	8.3%
Energy	6.7%
Communication Services	6.5%
Consumer Staples	5.2%
Materials	1.4%
Utilities	1.0%
Real Estate Investment Trust	0.1%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Registered Investment Company Geographic Concentration as of June 30, 2022	% of total common stocks
U.S. Fixed Income	24.7%
International Equity	75.3%
Total	100.0%

As a percentage of total registered investment companies. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2022	% of total net assets
iShares Core MSCI EAFE ETF	6.7%
Microsoft Corp.	1.7%
iShares Core MSCI Emerging Markets ETF	1.6%
Apple, Inc.	1.6%
Berkshire Hathaway, Inc. - Class B	1.3%
Alphabet, Inc. - Class C	0.8%
Johnson & Johnson	0.6%
Marsh & McLennan Cos., Inc.	0.5%
Amazon.com, Inc.	0.5%
UnitedHealth Group, Inc.	0.5%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2022	% of total net assets
Common Stocks (United States)	21.7%
Equity Registered Investment Companies	8.4%
Fixed Income Registered Investment Companies	2.7%
Money Market Registered Investment Companies	62.7%
Bank Obligations	1.3%
Other Assets/Liabilities (Net)	3.2%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Balanced Fund

Common Stock Sector Concentration as of June 30, 2022	% of total common stocks
Information Technology	28.7%
Healthcare	19.9%
Financials	12.8%
Consumer Discretionary	8.6%
Industrials	8.4%
Energy	7.2%
Communication Services	6.4%
Consumer Staples	4.7%
Materials	1.9%
Utilities	1.3%
Real Estate Investment Trust	0.1%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Registered Investment Company Geographic Concentration as of June 30, 2022	% of total common stocks
U.S. Fixed Income	100.0%
Total	100.0%

As a percentage of total registered investment companies. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2022	% of total net assets
Microsoft Corp.	3.0%
Apple, Inc.	2.6%
Berkshire Hathaway, Inc. - Class B	2.0%
PGIM Short-Term Corporate Bond Fund - Class R6	1.5%
Diamond Hill Short Duration Securitized Bond Fund - Class Y	1.5%
Alphabet, Inc. - Class C	1.3%
Segall Bryant & Hamill Plus Bond Fund Institutional	1.1%
DoubleLine Total Return Bond Fund - Class I	1.1%
UnitedHealth Group Inc.	1.0%
Baird Core Plus Bond Fund Class Institutional	0.9%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2022	% of total net assets
Common Stocks (United States)	36.2%
Fixed Income Registered Investment Companies	8.5%
Money Market Registered Investment Companies	50.7%
Bank Obligations	0.1%
Other Assets/Liabilities (Net)	4.5%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Page 6	2022 Semi-Annual Report | June 30, 2022

Moderate Allocation Fund

Common Stock Sector Concentration as of June 30, 2022	% of total common stocks
Information Technology	28.4%
Healthcare	19.5%
Financials	14.6%
Consumer Discretionary	8.6%
Industrials	8.4%
Communication Services	6.7%
Energy	6.6%
Consumer Staples	4.7%
Materials	1.4%
Utilities	1.0%
Real Estate Investment Trust	0.1%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Registered Investment Company Geographic Concentration as of June 30, 2022	% of total common stocks
U.S. Fixed Income	100.0%
Total	100.0%

As a percentage of total registered investment companies. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2022	% of total net assets
PGIM Short-Term Corporate Bond Fund - Class R6	2.4%
Diamond Hill Short Duration Securitized Bond Fund - Class Y	2.4%
Segall Bryant & Hamill Plus Bond Fund Institutional	1.8%
DoubleLine Total Return Bond Fund - Class I	1.8%
Baird Core Plus Bond Fund Class Institutional	1.5%
Microsoft Corp.	1.4%
Apple, Inc.	1.3%
Pioneer Bond Fund - Class K	1.0%
Frost Total Return Bond Fund Class Institutional	1.0%
Berkshire Hathaway, Inc. - Class B	1.0%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2022	% of total net assets
Common Stocks (United States)	17.2%
Fixed Income Registered Investment Companies	14.2%
Money Market Registered Investment Companies	66.0%
Bank Obligations	0.2%
Other Assets/Liabilities (Net)	2.4%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Conservative Allocation Fund

Common Stock Sector Concentration as of June 30, 2022	% of total common stocks
Information Technology	27.6%
Healthcare	18.6%
Financials	12.0%
Consumer Discretionary	7.9%
Communication Services	7.1%
Energy	6.6%
Utilities	6.6%
Industrials	6.3%
Consumer Staples	4.1%
Materials	3.2%
Real Estate Investment Trust	0.0%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Registered Investment Company Geographic Concentration as of June 30, 2022	% of total common stocks
U.S. Fixed Income	100.0%
Total	100.0%

As a percentage of total registered investment companies. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2022	% of total net assets
PGIM Short-Term Corporate Bond Fund - Class R6	3.4%
Diamond Hill Short Duration Securitized Bond Fund - Class Y	3.4%
Segall Bryant & Hamill Plus Bond Fund Institutional	2.5%
DoubleLine Total Return Bond Fund - Class I	2.5%
Baird Core Plus Bond Fund Class Institutional	2.1%
Pioneer Bond Fund - Class K	1.4%
Frost Total Return Bond Fund Class Institutional	1.4%
Guggenheim Total Return Bond Fund Institutional Class	1.1%
iShares Core US Aggregate Bond ETF	1.0%
BBH Limited Duration Fund Class Institutional	0.9%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2022	% of total net assets
Common Stocks (United States)	1.2%
Fixed Income Registered Investment Companies	19.8%
Money Market Registered Investment Companies	77.7%
Other Assets/Liabilities (Net)	1.3%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

2022 Semi-Annual Report | June 30, 2022	Page 7

Dynamic Allocation Fund

Common Stock Sector Concentration as of June 30, 2022	% of total common stocks
Information Technology	28.6%
Healthcare	19.9%
Financials	12.4%
Consumer Discretionary	9.2%
Industrials	8.2%
Energy	7.0%
Communication Services	6.4%
Consumer Staples	5.2%
Materials	1.8%
Utilities	1.3%
Real Estate Investment Trust	0.0%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Registered Investment Company Geographic Concentration as of June 30, 2022	% of total common stocks
U.S. Fixed Income	91.1%
International Equity	8.9%
Total	100.0%

As a percentage of total registered investment companies. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2022	% of total net assets
Microsoft Corp.	5.4%
Apple, Inc.	4.5%
Berkshire Hathaway, Inc. - Class B	3.1%
Alphabet, Inc. - Class C	2.2%
UnitedHealth Group, Inc.	1.8%
Amazon.com, Inc.	1.5%
Johnson & Johnson	1.5%
Costco Wholesale Corp.	1.4%
ExxonMobil Oil Corp.	1.1%
Chevron Corp.	1.1%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2022	% of total net assets
Common Stocks (United States)	62.1%
Fixed Income Registered Investment Companies	4.6%
Equity Registered Investment Companies	0.5%
Money Market Registered Investment Companies	29.6%
Bank Obligations	0.2%
Other Assets/Liabilities (Net)	3.0%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Quantex Fund

Common Stock Sector Concentration as of June 30, 2022	% of total common stocks
Industrials	18.7%
Consumer Discretionary	12.7%
Financials	12.0%
Information Technology	9.8%
Healthcare	9.5%
Utilities	8.7%
Materials	8.5%
Real Estate Investment Trust	6.3%
Communication Services	5.5%
Consumer Staples	4.8%
Energy	3.5%
Total	100.0%

As a percentage of total common stocks. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2022	% of total net assets
Mosaic Co. Foundation/The	0.9%
Leidos Holdings, Inc.	0.9%
Nielsen Holdings PLC	0.8%
Quanta Services, Inc.	0.8%
Huntington Ingalls Industries, Inc.	0.8%
Atmos Energy Corp.	0.8%
Rollins, Inc.	0.8%
CF Industries Holdings, Inc.	0.8%
SolarEdge Technologies, Inc.	0.8%
Alliant Energy Corp.	0.7%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Asset Allocation as of June 30, 2022	% of total net assets
Common Stocks (United States)	58.6%
Money Market Registered Investment Companies	37.4%
Other Assets/Liabilities (Net)	4.0%
Total	100.0%

As a percentage of total net assets. The Fund has invested in stock index futures contracts in order to equitize cash balances it holds in a proprietary money market fund.

Page 8	2022 Semi-Annual Report | June 30, 2022

Tactical Income Fund

Fixed Income Sector Concentration as of June 30, 2022	% of total fixed income securities
Investment Grade	29.0%
Cash & Equivalents	71.0%
Total	100.0%

As a percentage of total fixed income securities. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2022	% of total net assets
iShares Core 1-5 Year USD Bond ETF	14.2%
BBH Limited Duration Fund Class Institutional	7.5%
Diamond Hill Short Duration Securitized Bond Fund - Class Y	3.1%
Frost Total Return Bond Fund Class Institutional	2.5%
PGIM Short-Term Corporate Bond Fund - Class R6	1.4%
Government National Mortgage Association, 6.50%, 7/20/2038	0.1%

As a percentage of total net assets. Holdings exclude short-term investments and derivatives.

Institutional Prime Money Market Fund

Sector Concentration as of June 30, 2022	% of total net assets
Commercial Paper	40.7%
Certificates of Deposit	27.4%
Repurchase Agreements	23.5%
Money Market Registered Investment Companies	4.6%
Variable Rate Demand Notes	3.2%
Corporate Obligations	2.1%
Other Assets/Liabilities (Net)	-1.5%
Total	100.0%

As a percentage of total net assets. Concentrations are subject to change.

Top 10 Holdings as of June 30, 2022	% of total net assets
South Street Repo, 1.50%, due 7/1/2022	8.6%
South Street Repo, 1.55%, due 7/1/2022	7.8%
StoneX Repo, 1.70%, due 7/1/2022	7.1%
Federated Hermes Government Obligations Fund, 1.41%	4.6%
Great Bear Funding, 1.60%, 7/1/2022	2.1%
Great Bear Funding, 1.58%, 7/5/2022	2.1%
Halkin Finance, LLC, 1.11%, 7/1/2022	1.9%
Natixis SA/New York, NY, 1.88%, 12/2/2022	1.4%
Standard Chartered Bank NY, 0.66%, 11/1/2022	1.4%
Bank of Montreal Chicago, 2.03%, 1/3/2023	1.4%

As a percentage of total net assets.

2022 Semi-Annual Report | June 30, 2022	Page 9

2022 Semi-Annual Report
Fund Holdings & Financial Statements

Schedules of Investments
June 30, 2022 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — 52.3%
Communication Services — 3.4%
Alphabet, Inc. (1)	5,193	11,359,428
AT&T, Inc.	29,147	610,921
Cogent Communications Holdings, Inc.	2,264	137,561
Comcast Corp.	81,067	3,181,069
Emerald Holding, Inc. (1)	8	33
Entravision Communications Corp.	1,883	8,586
IDT Corp. (1)	15,505	389,951
Interpublic Group of Cos., Inc./The	49,688	1,367,911
Liberty TripAdvisor Holdings, Inc. (1)	8,364	6,328
Lions Gate Entertainment Corp. (1)	688	6,075
Lumen Technologies, Inc.	7,466	81,454
Meta Platforms, Inc. (1)	16,153	2,604,671
News Corp.	1,172	18,260
Nexstar Media Group, Inc.	3,686	600,376
Omnicom Group, Inc.	19,418	1,235,179
Telephone and Data Systems, Inc.	410	6,474
Verizon Communications, Inc.	802	40,702
		21,654,979

Consumer Discretionary — 4.7%
Abercrombie & Fitch Co. (1)	192	3,249
Academy Sports & Outdoors, Inc.	53,605	1,905,122
Amazon.com, Inc. (1)	64,824	6,884,957
AutoZone, Inc. (1)	547	1,175,569
Booking Holdings, Inc. (1)	921	1,610,820
Cavco Industries, Inc. (1)	694	136,017
Dana, Inc.	3,684	51,834
Dillard’s, Inc.	68	14,999
Everi Holdings, Inc. (1)	1,466	23,910
Fisker, Inc. (1)	3	26
Ford Motor Co.	45,012	500,984
Frontdoor, Inc. (1)	2,948	70,988
Garmin, Ltd.	72	7,074
Genesco, Inc. (1)	1,423	71,022
Gentex Corp.	476	13,314
Gentherm, Inc. (1)	1,770	110,466
Genuine Parts Co.	94	12,502
Grand Canyon Education, Inc. (1)	17,367	1,635,798
H&R Block, Inc.	11,137	393,359
Hibbett, Inc.	2,837	124,005
Home Depot, Inc./The	2,383	653,585
Hovnanian Enterprises, Inc. (1)	10	428
Kohl’s Corp.	14,402	514,007
La-Z-Boy, Inc.	315	7,469
Lear Corp.	55	6,924

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
LKQ Corp.	69	3,387
Lowe’s Cos., Inc.	20	3,493
Lululemon Athletica, Inc. (1)	9,068	2,472,027
M/I Homes, Inc. (1)	7,987	316,764
Macy’s, Inc.	86,196	1,579,111
Mohawk Industries, Inc. (1)	6,873	852,871
Monarch Casino & Resort, Inc. (1)	582	34,146
Murphy USA, Inc.	280	65,204
Nordstrom, Inc.	3,925	82,935
ONE Group Hospitality, Inc./The (1)	3,356	24,734
O’Reilly Automotive, Inc. (1)	2,508	1,584,454
PVH Corp.	12,348	702,601
Qurate Retail, Inc.	7,934	22,771
Rent-A-Center, Inc./TX	281	5,465
Ross Stores, Inc.	3,156	221,646
Skyline Champion Corp. (1)	20,917	991,884
Smith & Wesson Brands, Inc.	10,263	134,753
Sonos, Inc. (1)	37,511	676,698
Sturm Ruger & Co., Inc.	283	18,013
Tapestry, Inc.	6,717	205,003
Target Corp.	2,938	414,934
Terminix Global Holdings, Inc. (1)	2	81
Tesla, Inc. (1)	575	387,217
Thor Industries, Inc.	3,534	264,096
TJX Cos., Inc./The	10,052	561,404
Town Sports International Holdings, Inc. (1)	4,613	1
Tractor Supply Co.	2,516	487,727
Tupperware Brands Corp. (1)	645	4,089
Ulta Beauty, Inc. (1)	5,150	1,985,222
Yum! Brands, Inc.	4,033	457,786
		30,488,945

Consumer Staples — 2.4%
Albertsons Cos., Inc.	22,234	594,092
Archer-Daniels-Midland Co.	26,248	2,036,845
Bunge, Ltd.	11,487	1,041,756
Coca-Cola Co./The	3,709	233,333
Costco Wholesale Corp.	15,244	7,306,144
Darling Ingredients, Inc. (1)	2,457	146,929
Flowers Foods, Inc.	750	19,740
General Mills, Inc.	19,764	1,491,194
Hostess Brands, Inc. (1)	8,446	179,140
Ingredion, Inc.	3,551	313,056
Kroger Co./The	166	7,857
Mondelez International, Inc.	4,967	308,401
NewAge, Inc. (1)	14	3

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report | June 30, 2022	Page 11

Schedules of Investments
June 30, 2022 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
PepsiCo, Inc.	868	144,661
Simply Good Foods Co./The (1)	11,593	437,868
Sysco Corp.	40	3,388
Tyson Foods, Inc.	10,693	920,240
		15,184,647

Energy — 3.2%
Alto Ingredients, Inc. (1)	1,605	5,955
APA Corp.	7,673	267,788
Arch Resources, Inc.	67	9,587
Baker Hughes Co.	204	5,889
Berry Corp.	2,368	18,044
Brigham Minerals, Inc.	266	6,552
Bristow Group, Inc. (1)	2,574	60,232
California Resources Corp.	1,723	66,336
Centennial Resource Development, Inc./DE (1)	580	3,468
Centrus Energy Corp. (1)	2,426	60,044
ChampionX Corp.	337	6,689
Cheniere Energy, Inc.	4,803	638,943
Chevron Corp.	35,561	5,148,522
Chord Energy Corp.	47	5,718
Civitas Resources, Inc.	327	17,099
ConocoPhillips	6,796	610,349
Continental Resources, Inc./OK	113	7,385
Coterra Energy, Inc.	244	6,293
CVR Energy, Inc.	438	14,673
Delek US Holdings, Inc.	376	9,716
Devon Energy Corp.	3,257	179,493
Diamondback Energy, Inc.	2,487	301,300
DT Midstream, Inc.	5,259	257,796
EOG Resources, Inc.	5,707	630,281
EQT Corp.	6,023	207,191
Exxon Mobil Corp.	44,061	3,773,384
Halliburton Co.	183	5,739
Hess Corp.	1,994	211,244
HF Sinclair Corp.	720	32,515
Laredo Petroleum, Inc. (1)	218	15,029
Magnolia Oil & Gas Corp.	275	5,772
Marathon Petroleum Corp.	36,385	2,991,211
Matador Resources Co.	1,875	87,356
Murphy Oil Corp.	184	5,555
Nine Energy Service, Inc. (1)	7,505	19,888
Occidental Petroleum Corp.	498	29,322
ONEOK, Inc.	19,525	1,083,638
Ovintiv, Inc.	5,060	223,601

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
PBF Energy, Inc. (1)	216	6,268
PDC Energy, Inc.	953	58,714
Phillips 66	9,887	810,635
Pioneer Natural Resources Co.	1,755	391,505
ProPetro Holding Corp. (1)	369	3,690
REX American Resources Corp. (1)	51	4,325
Schlumberger NV	23,752	849,372
SM Energy Co.	1,208	41,302
Targa Resources Corp.	6,362	379,621
Teekay Corp. (1)	3,592	10,345
Valero Energy Corp.	10,631	1,129,863
Whiting Petroleum Corp.	122	8,300
Williams Cos., Inc./The	502	15,667
World Fuel Services Corp.	2,314	47,344
		20,786,548

Financials — 5.9%
American Equity Investment Life Holding Co.	10,002	365,773
American Financial Group, Inc./OH	2,518	349,524
American International Group, Inc.	63,115	3,227,070
Aon PLC	14	3,776
Atlanticus Holdings Corp. (1)	129	4,537
Axis Capital Holdings, Ltd.	385	21,980
Bank of New York Mellon Corp./The	24,075	1,004,168
Berkshire Hathaway, Inc. (1)	61,253	16,723,294
Capital Bancorp, Inc.	246	5,338
Carlyle Group, Inc./The	23	728
Charles Schwab Corp./The	15,661	989,462
Chubb, Ltd.	3,118	612,936
Enact Holdings, Inc.	309	6,637
Erie Indemnity Co.	45	8,649
Essent Group, Ltd.	10,298	400,592
Fidelity National Financial, Inc.	16,823	621,778
Hartford Financial Services Group, Inc./The	5,375	351,686
Markel Corp. (1)	210	271,583
Marsh & McLennan Cos., Inc.	25,477	3,955,304
Medley Management, Inc. (1)(5)	235	0
Moelis & Co.	4,017	158,069
Mr Cooper Group, Inc. (1)	1,667	61,246
New Residential Investment Corp.	1,068	9,954
NMI Holdings, Inc. (1)	424	7,060
Northrim BanCorp, Inc.	2,779	111,883
OFG Bancorp	257	6,528
Old Republic International Corp.	978	21,868
OneMain Holdings, Inc.	30,367	1,135,118

The accompanying notes are an integral part of these financial statements.

Page 12	2022 Semi-Annual Report | June 30, 2022

Schedules of Investments
June 30, 2022 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Pathward Financial, Inc.	3,673	142,035
Popular, Inc.	90	6,924
Prudential Financial, Inc.	11,769	1,126,058
Pzena Investment Management, Inc.	7,429	48,957
Regions Financial Corp.	33,360	625,500
Rocket Cos., Inc.	3	22
State Street Corp.	6,373	392,895
Stewart Information Services Corp.	14,949	743,713
Synchrony Financial	9,858	272,278
Unum Group	201	6,838
W R Berkley Corp.	8,168	557,548
Walker & Dunlop, Inc.	4,498	433,337
Westamerica BanCorp	318	17,700
Willis Towers Watson PLC	16,007	3,159,622
Zions Bancorp NA	3,255	165,680
		38,135,648

Healthcare — 10.4%
Abbott Laboratories	11,797	1,281,744
AbbVie, Inc.	36,570	5,601,061
Agilent Technologies, Inc.	89	10,571
Align Technology, Inc. (1)	14	3,313
Amgen, Inc.	21,249	5,169,882
Amneal Pharmaceuticals, Inc. (1)	7,487	23,809
Assertio Holdings, Inc. (1)	3,562	10,508
Avalo Therapeutics, Inc. (1)	17,337	8,669
Avid Bioservices, Inc. (1)	246	3,754
Bio-Techne Corp.	21	7,279
Bristol-Myers Squibb Co.	51,154	3,938,858
Brooklyn ImmunoTherapeutics, Inc. (1)	5	3
Cardinal Health, Inc.	36,005	1,881,981
Catalent, Inc. (1)	13,756	1,475,881
Celldex Therapeutics, Inc. (1)	32	863
Centene Corp. (1)	5,425	459,009
Centogene NV (1)	2,360	5,593
Cigna Corp.	5,727	1,509,179
Cyteir Therapeutics, Inc. (1)	3	9
Danaher Corp.	2,716	688,560
Dyne Therapeutics, Inc. (1)	4	27
Eli Lilly & Co.	12,720	4,124,206
Eloxx Pharmaceuticals, Inc. (1)	14,948	4,036
Endo International PLC (1)	21,615	10,066
Fulgent Genetics, Inc. (1)	6,797	370,640
Galectin Therapeutics, Inc. (1)	3,817	5,000
Genprex, Inc. (1)	4,483	6,231
Gilead Sciences, Inc.	42,865	2,649,486

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Humana, Inc.	1,140	533,600
IDEXX Laboratories, Inc. (1)	1,790	627,807
Illumina, Inc. (1)	3,660	674,758
ImmunityBio, Inc. (1)	14,061	52,307
Incyte Corp. (1)	3,850	292,485
Intra-Cellular Therapies, Inc. (1)	356	20,320
Johnson & Johnson	64,271	11,408,745
Kronos Bio, Inc. (1)	3	11
La Jolla Pharmaceutical Co. (1)	1,666	5,315
Laboratory Corp. of America Holdings	278	65,152
McKesson Corp.	8,991	2,932,954
Merck & Co., Inc.	49,542	4,516,744
Moderna, Inc. (1)	11,479	1,639,775
Molina Healthcare, Inc. (1)	26	7,270
Oak Street Health, Inc. (1)	1	16
Palatin Technologies, Inc. (1)	15,677	4,399
Pfizer, Inc.	62,691	3,286,889
Premier, Inc.	2,907	103,722
QuidelOrtho Corp. (1)	4,151	403,394
Regeneron Pharmaceuticals, Inc. (1)	2,877	1,700,681
UnitedHealth Group, Inc.	11,212	5,758,820
Universal Health Services, Inc.	1,326	133,541
Veeva Systems, Inc. (1)	867	171,701
Veracyte, Inc. (1)	4,212	83,819
Vertex Pharmaceuticals, Inc. (1)	3,044	857,769
Viatris, Inc.	29,587	309,776
West Pharmaceutical Services, Inc.	4,491	1,357,944
Zoetis, Inc.	3,233	555,720
		66,755,652

Industrials — 4.9%
AECOM	208	13,566
Allison Transmission Holdings, Inc.	187	7,190
Atkore, Inc. (1)	9,025	749,165
Axon Enterprise, Inc. (1)	7,443	693,464
Babcock & Wilcox Enterprises, Inc. (1)	14	84
BlueLinx Holdings, Inc. (1)	131	8,752
Boise Cascade Co.	10,341	615,186
Builders FirstSource, Inc. (1)	56,707	3,045,166
Cintas Corp.	10	3,735
Copart, Inc. (1)	14,086	1,530,585
Costamare, Inc.	524	6,340
CoStar Group, Inc. (1)	5,624	339,746
Eagle Bulk Shipping, Inc.	144	7,471
EMCOR Group, Inc.	8,293	853,847
Emerson Electric Co.	1,156	91,948

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report | June 30, 2022	Page 13

Schedules of Investments
June 30, 2022 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Encore Wire Corp.	3,243	337,013
FedEx Corp.	15	3,401
Genco Shipping & Trading, Ltd.	2,685	51,874
General Dynamics Corp.	18,049	3,993,341
Graco, Inc.	3,462	205,677
Heidrick & Struggles International, Inc.	1,132	36,632
Heritage-Crystal Clean, Inc. (1)	140	3,774
Hillenbrand, Inc.	5,410	221,594
Hubbell, Inc.	1,440	257,155
Infrastructure and Energy Alternatives, Inc. (1)	3,588	28,812
Karat Packaging, Inc. (1)	307	5,237
Kforce, Inc.	117	7,177
Lockheed Martin Corp.	15,199	6,534,962
ManpowerGroup, Inc.	3,617	276,375
Matson, Inc.	4,056	295,601
Montrose Environmental Group, Inc. (1)	1	34
Mueller Industries, Inc.	4,931	262,773
MYR Group, Inc. (1)	755	66,538
Northrop Grumman Corp.	11,911	5,700,247
nVent Electric PLC	2,601	81,489
Raytheon Technologies Corp.	28,380	2,727,602
Regal Rexnord Corp.	2,651	300,942
Republic Services, Inc.	282	36,905
Sterling Infrastructure, Inc. (1)	316	6,927
Textron, Inc.	6,577	401,657
Titan Machinery, Inc. (1)	156	3,496
TrueBlue, Inc. (1)	323	5,782
United Parcel Service, Inc.	20	3,651
Univar Solutions, Inc. (1)	258	6,416
V2X, Inc. (1)	1,245	41,658
Waste Management, Inc.	8,623	1,319,147
WillScot Mobile Mini Holdings Corp. (1)	3	97
WW Grainger, Inc.	677	307,649
		31,497,880

Information Technology — 15.4%
ACI Worldwide, Inc. (1)	3,129	81,010
Advanced Micro Devices, Inc. (1)	4,045	309,321
Affirm Holdings, Inc. (1)	2,649	47,841
Alpha & Omega Semiconductor, Ltd. (1)	32,281	1,076,249
Amdocs, Ltd.	44	3,666
American Software, Inc./GA	713	11,522
Amkor Technology, Inc.	35,568	602,878
Apple, Inc.	176,678	24,155,416
Arrow Electronics, Inc. (1)	9,145	1,025,063

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Avid Technology, Inc. (1)	5,155	133,772
Avnet, Inc.	8,301	355,947
Axcelis Technologies, Inc. (1)	11,450	627,918
Belden, Inc.	1,085	57,798
Broadcom, Inc.	756	367,272
Cadence Design Systems, Inc. (1)	11,915	1,787,607
Cass Information Systems, Inc.	112	3,786
Cisco Systems, Inc.	22,031	939,402
Cognizant Technology Solutions Corp.	4,563	307,957
CommVault Systems, Inc. (1)	1,060	66,674
Concentrix Corp.	2,744	372,196
Corning, Inc.	2,534	79,846
Dell Technologies, Inc.	429	19,824
Diodes, Inc. (1)	7,041	454,637
Dolby Laboratories, Inc.	6,270	448,681
Duck Creek Technologies, Inc. (1)	1	15
DXC Technology Co. (1)	6,664	201,986
DZS, Inc. (1)	3	49
EPAM Systems, Inc. (1)	2,193	646,453
Euronet Worldwide, Inc. (1)	2,449	246,345
Extreme Networks, Inc. (1)	1,770	15,788
Fabrinet (1)	305	24,736
Intel Corp.	80,484	3,010,906
International Money Express, Inc. (1)	562	11,504
Intuit, Inc.	8,519	3,283,563
Jabil, Inc.	57,095	2,923,835
Juniper Networks, Inc.	367	10,460
Manhattan Associates, Inc. (1)	43,576	4,993,810
Mastercard, Inc.	6,986	2,203,943
Microchip Technology, Inc.	14,690	853,195
Micron Technology, Inc.	78,374	4,332,515
Microsoft Corp.	114,877	29,503,860
Monolithic Power Systems, Inc.	411	157,840
New Relic, Inc. (1)	4,260	213,213
NortonLifeLock, Inc.	13,979	306,979
Oracle Corp.	34,448	2,406,882
Photronics, Inc. (1)	4,920	95,842
Power Integrations, Inc.	6,692	501,967
Pure Storage, Inc. (1)	14,303	367,730
QUALCOMM, Inc.	44,230	5,649,940
Qualys, Inc. (1)	1,823	229,953
StarTek, Inc. (1)	2,934	8,479
Synopsys, Inc. (1)	1,034	314,026
Tenable Holdings, Inc. (1)	10,008	454,463
WEX, Inc. (1)	898	139,693
Xperi Holding Corp.	4,260	61,472

The accompanying notes are an integral part of these financial statements.

Page 14	2022 Semi-Annual Report | June 30, 2022

Schedules of Investments
June 30, 2022 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States)— continued
Zebra Technologies Corp. (1)	1,479	434,752
Zoom Video Communications, Inc. (1)	15,849	1,711,217
		98,653,694

Materials — 1.2%
AdvanSix, Inc.	1,277	42,703
Air Products and Chemicals, Inc.	31	7,455
Alcoa Corp.	3,649	166,321
CF Industries Holdings, Inc.	545	46,723
Clearwater Paper Corp. (1)	113	3,800
Cleveland-Cliffs, Inc. (1)	1,040	15,985
Dow, Inc.	17,824	919,897
Eagle Materials, Inc.	3,389	372,587
Freeport-McMoRan, Inc.	32,031	937,227
Huntsman Corp.	354	10,036
International Paper Co.	11,412	477,364
Louisiana-Pacific Corp.	25,240	1,322,828
LyondellBasell Industries NV	14,522	1,270,094
Newmont Corp.	268	15,992
Nucor Corp.	7,026	733,585
Olin Corp.	1,864	86,266
Packaging Corp. of America	2,937	403,838
PPG Industries, Inc.	29	3,316
Reliance Steel & Aluminum Co.	40	6,794
Royal Gold, Inc.	5,076	542,015
Ryerson Holding Corp.	760	16,180
Schnitzer Steel Industries, Inc.	830	27,257
Southern Copper Corp.	3,414	170,051
Steel Dynamics, Inc.	1,109	73,360
Sylvamo Corp.	1,618	52,876
Trinseo PLC	475	18,269
Tronox Holdings PLC	453	7,610
United States Steel Corp.	4,660	83,461
Westrock Co.	155	6,175
		7,840,065

Real Estate Investment Trust — 0.1%
Altisource Portfolio Solutions SA (1)	3,399	36,505
Brixmor Property Group, Inc.	901	18,209
Broadstone Net Lease, Inc.	5	103
CareTrust REIT, Inc.	11,988	221,059
CatchMark Timber Trust, Inc.	1,594	16,036
CorEnergy Infrastructure Trust, Inc.	13,458	33,914
Corporate Office Properties Trust	11,293	295,764
Essex Property Trust, Inc.	26	6,799
Kilroy Realty Corp.	280	14,652

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Lamar Advertising Co.	40	3,519
PotlatchDeltic Corp.	2,682	118,518
SITE Centers Corp.	605	8,149
Spirit MTA REIT Liquidating Trust (1)(5)	9,151	0
		773,227

Utilities — 0.7%
AES Corp./The	333	6,996
CenterPoint Energy, Inc.	6,493	192,063
Constellation Energy Corp.	22,699	1,299,736
Evergy, Inc.	321	20,945
National Fuel Gas Co.	1,234	81,506
NRG Energy, Inc.	23,835	909,782
SJW Group	481	30,019
UGI Corp.	36,952	1,426,717
Vistra Corp.	12,555	286,882
		4,254,646

Total Common Stocks (United States) (Cost $293,356,560)		336,025,931

Preferred Stock (United States) — 0.0%
WESCO International, Inc. Series A Variable Preferred (6)	2,612	71,621
Total Preferred Stock (United States) (Cost $65,288)		71,621

Warrants (United States) — 0.0%
Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (1)(5)	7	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (1)(5)	7	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(5)	57	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(5)	28	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (1)	349	3,417
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)	122	3,902
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(5)	23	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)	128	1,715

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report | June 30, 2022	Page 15

Schedules of Investments
June 30, 2022 (unaudited)

Muirfield Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Warrants (United States) — continued
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)	63	662
Total Warrants (United States) (Cost $8,512)		9,696

Money Market Registered Investment Companies — 42.6%
Meeder Institutional Prime Money Market Fund, 1.42% (2)	273,689,073	273,579,597
Total Money Market Registered Investment Companies (Cost $273,624,584)		273,579,597

Bank Obligations — 0.1%
First Merchants Bank Deposit Account, 0.55%, 7/1/2022 (3)	249,644	249,644
Metro City Bank Deposit Account, 0.05%, 7/1/2022 (3)	248,529	248,529
Total Bank Obligations (Cost $498,173)		498,173
Total Investments — 95.0% (Cost $567,553,117)		610,185,018
Other Assets less Liabilities — 5.0%		32,434,083
Total Net Assets — 100.0%		642,619,101

Trustee Deferred Compensation (4)
Meeder Balanced Fund - Retail Class	5,216	61,392
Meeder Dynamic Allocation Fund - Retail Class	13,845	155,618
Meeder Muirfield Fund - Retail Class	9,385	77,708
Meeder Conservative Allocation Fund - Retail Class	1,544	32,748
Total Trustee Deferred Compensation (Cost $321,238)		327,466

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(182)	9/16/2022	(41,277,600)	302,148
Mini MSCI EAFE Index Futures	405	9/16/2022	37,596,150	39,960
Mini MSCI Emerging Markets Index Futures	141	9/16/2022	7,069,035	(15,982)
Russell 2000 Mini Index Futures	196	9/16/2022	16,738,400	(167,143)
Standard & Poors 500 Mini Futures	(491)	9/16/2022	(93,032,225)	(1,526,652)
Total Futures Contracts	69		(72,906,240)	(1,367,669)

(1)	Represents non-income producing securities.
(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2022.
(3)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2022. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(4)	Assets of affiliates to the Muirfield Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(5)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(6)	Preferred stock.

The accompanying notes are an integral part of these financial statements.

Page 16	2022 Semi-Annual Report | June 30, 2022

Schedules of Investments
June 30, 2022 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — 66.5%
Communication Services — 4.4%
Alphabet, Inc. (1)	2,048	4,479,898
AT&T, Inc.	7,528	157,787
Cogent Communications Holdings, Inc.	2,317	140,781
Comcast Corp.	28,990	1,137,568
Entravision Communications Corp.	1,225	5,586
IDT Corp. (1)	5,190	130,529
Interpublic Group of Cos., Inc./The	16,266	447,803
Liberty TripAdvisor Holdings, Inc. (1)	2,709	2,050
Meta Platforms, Inc. (1)	5,332	859,785
Nexstar Media Group, Inc.	1,175	191,384
Omnicom Group, Inc.	7,569	481,464
		8,034,635

Consumer Discretionary — 6.1%
Academy Sports & Outdoors, Inc.	13,700	486,898
Amazon.com, Inc. (1)	27,747	2,947,009
AutoZone, Inc. (1)	159	341,710
Booking Holdings, Inc. (1)	288	503,709
Caleres, Inc.	285	7,478
Chico’s FAS, Inc. (1)	382	1,899
Ethan Allen Interiors, Inc.	206	4,163
Everi Holdings, Inc. (1)	1,238	20,192
Ford Motor Co.	15,097	168,030
Frontdoor, Inc. (1)	1,128	27,162
Gentex Corp.	265	7,412
Gentherm, Inc. (1)	1,237	77,201
Grand Canyon Education, Inc. (1)	6,858	645,955
H&R Block, Inc.	4,966	175,399
Hibbett, Inc.	2,700	118,017
Home Depot, Inc./The	248	68,019
Kohl’s Corp.	4,212	150,326
Lowe’s Cos., Inc.	1,895	331,000
Lululemon Athletica, Inc. (1)	2,701	736,320
M/I Homes, Inc. (1)	5,276	209,246
Macy’s, Inc.	24,116	441,805
Mohawk Industries, Inc. (1)	3,870	480,228
Nordstrom, Inc.	1,973	41,689
O’Reilly Automotive, Inc. (1)	639	403,695
PVH Corp.	6,450	367,005
Qurate Retail, Inc.	2,482	7,123
Skyline Champion Corp. (1)	6,640	314,869
Smith & Wesson Brands, Inc.	5,227	68,631
Sonos, Inc. (1)	17,098	308,448
Tapestry, Inc.	2,247	68,578
Target Corp.	690	97,449
Thor Industries, Inc.	2,491	186,152

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
TJX Cos., Inc./The	6,585	367,772
Tractor Supply Co.	297	57,573
Ulta Beauty, Inc. (1)	1,993	768,262
Yum! Brands, Inc.	2,153	244,387
		11,250,811

Consumer Staples — 3.3%
Albertsons Cos., Inc.	4,897	130,848
Archer-Daniels-Midland Co.	7,038	546,149
Bunge, Ltd.	3,331	302,088
Costco Wholesale Corp.	5,228	2,505,676
Darling Ingredients, Inc. (1)	1,050	62,790
General Mills, Inc.	11,179	843,456
Kroger Co./The	1,605	75,965
Mondelez International, Inc.	9,418	584,764
PepsiCo, Inc.	787	131,161
Simply Good Foods Co./The (1)	6,380	240,973
Tyson Foods, Inc.	7,280	626,517
		6,050,387

Energy — 4.9%
APA Corp.	3,444	120,196
Berry Corp.	842	6,416
Bristow Group, Inc. (1)	676	15,818
Centrus Energy Corp. (1)	679	16,805
Cheniere Energy, Inc.	537	71,437
Chevron Corp.	14,979	2,168,660
Civitas Resources, Inc.	117	6,118
ConocoPhillips	5,174	464,677
Devon Energy Corp.	1,435	79,083
Diamondback Energy, Inc.	666	80,686
DT Midstream, Inc.	2,203	107,991
EOG Resources, Inc.	2,444	269,915
Exxon Mobil Corp.	23,862	2,043,542
Hess Corp.	561	59,432
Laredo Petroleum, Inc. (1)	54	3,723
Marathon Oil Corp.	3,999	89,898
Marathon Petroleum Corp.	24,088	1,980,274
Nine Energy Service, Inc. (1)	1,635	4,333
ONEOK, Inc.	6,383	354,257
Overseas Shipholding Group, Inc. (1)	808	1,656
Ovintiv, Inc.	1,774	78,393
Phillips 66	2,135	175,049
Pioneer Natural Resources Co.	980	218,618
Schlumberger NV	6,838	244,527
SM Energy Co.	274	9,368
Targa Resources Corp.	1,808	107,883

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report | June 30, 2022	Page 17

Schedules of Investments
June 30, 2022 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Teekay Corp. (1)	1,555	4,478
Valero Energy Corp.	2,660	282,705
World Fuel Services Corp.	312	6,384
		9,072,322

Financials — 7.9%
American Equity Investment Life Holding Co.	3,778	138,161
American International Group, Inc.	29,095	1,487,627
Argo Group International Holdings, Ltd.	392	14,449
Bank of New York Mellon Corp./The	8,561	357,079
Berkshire Hathaway, Inc. (1)	20,363	5,559,506
Capital BanCorp., Inc.	1,243	26,973
Charles Schwab Corp./The	7,614	481,053
Chubb, Ltd.	4,139	813,645
Erie Indemnity Co.	120	23,063
Essent Group, Ltd.	4,593	178,668
Fidelity National Financial, Inc.	13,530	500,069
Hartford Financial Services Group, Inc./The	1,798	117,643
Investors Title Co.	43	6,746
Markel Corp. (1)	159	205,627
Marsh & McLennan Cos., Inc.	10,768	1,671,732
Moelis & Co.	445	17,511
Mr Cooper Group, Inc. (1)	629	23,109
Northrim BanCorp., Inc.	1,218	49,037
OneMain Holdings, Inc.	12,199	455,999
Pathward Financial, Inc.	1,123	43,426
Prudential Financial, Inc.	2,389	228,580
Pzena Investment Management, Inc.	2,467	16,258
Regions Financial Corp.	10,374	194,513
State Street Corp.	3,490	215,159
Stewart Information Services Corp.	2,427	120,743
Synchrony Financial	3,449	95,261
W R Berkley Corp.	2,045	139,592
Walker & Dunlop, Inc.	1,022	98,459
Willis Towers Watson PLC	6,501	1,283,232
		14,562,920

Healthcare — 13.8%
AbbVie, Inc.	13,362	2,046,524
Alaunos Therapeutics, Inc. (1)	3,984	4,940
Amgen, Inc.	10,473	2,548,081
Amneal Pharmaceuticals, Inc. (1)	1,938	6,163
Avid Bioservices, Inc. (1)	1,826	27,865
Bristol-Myers Squibb Co.	16,628	1,280,356
Cardinal Health, Inc.	22,075	1,153,860
Catalent, Inc. (1)	5,348	573,787

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Centene Corp. (1)	1,840	155,682
Centogene NV (1)	664	1,574
Cigna Corp.	3,246	855,386
Corvus Pharmaceuticals, Inc. (1)	1,984	1,964
CVS Health Corp.	8,589	795,857
Danaher Corp.	2,638	668,786
Eli Lilly & Co.	5,823	1,887,991
Eloxx Pharmaceuticals, Inc. (1)	7,574	2,045
Endo International PLC (1)	7,100	3,306
Fulgent Genetics, Inc. (1)	6,036	329,143
Genprex, Inc. (1)	1,467	2,039
Gilead Sciences, Inc.	9,026	557,897
Humana, Inc.	944	441,858
IDEXX Laboratories, Inc. (1)	864	303,031
Illumina, Inc. (1)	1,345	247,964
ImmunityBio, Inc. (1)	9,360	34,819
Incyte Corp. (1)	1,929	146,546
Johnson & Johnson	13,348	2,369,403
La Jolla Pharmaceutical Co. (1)	873	2,785
McKesson Corp.	2,596	846,841
Merck & Co., Inc.	10,689	974,516
Moderna, Inc. (1)	4,090	584,257
Molina Healthcare, Inc. (1)	101	28,241
Otonomy, Inc. (1)	2,774	5,770
Pfizer, Inc.	16,502	865,200
QuidelOrtho Corp. (1)	3,217	312,628
Regeneron Pharmaceuticals, Inc. (1)	736	435,072
UnitedHealth Group, Inc.	7,365	3,782,885
Universal Health Services, Inc.	2,015	202,931
Veracyte, Inc. (1)	151	3,005
Viatris, Inc.	9,003	94,261
West Pharmaceutical Services, Inc.	2,147	649,188
Zoetis, Inc.	682	117,229
		25,351,676

Industrials — 5.2%
Atkore, Inc. (1)	2,840	235,748
Axon Enterprise, Inc. (1)	4,171	388,612
Boise Cascade Co.	1,218	72,459
Builders FirstSource, Inc. (1)	20,331	1,091,775
BWX Technologies, Inc.	3,995	220,085
Copart, Inc. (1)	9,256	1,005,757
CoStar Group, Inc. (1)	9,234	557,826
EMCOR Group, Inc.	1,800	185,328
Encore Wire Corp.	1,086	112,857
General Dynamics Corp.	6,525	1,443,656
Graco, Inc.	2,304	136,881

The accompanying notes are an integral part of these financial statements.

Page 18	2022 Semi-Annual Report | June 30, 2022

Schedules of Investments
June 30, 2022 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Hillenbrand, Inc.	789	32,317
Hubbell, Inc.	250	44,645
Karat Packaging, Inc. (1)	140	2,388
Lockheed Martin Corp.	2,747	1,181,100
ManpowerGroup, Inc.	1,584	121,033
Matson, Inc.	1,704	124,188
Mueller Industries, Inc.	3,073	163,760
MYR Group, Inc. (1)	138	12,162
Northrop Grumman Corp.	3,404	1,629,052
Raytheon Technologies Corp.	1,073	103,126
United Parcel Service, Inc.	365	66,627
V2X, Inc. (1)	888	29,712
Waste Management, Inc.	3,326	508,811
WW Grainger, Inc.	200	90,886
		9,560,791

Information Technology — 18.9%
A10 Networks, Inc.	6,963	100,128
ACI Worldwide, Inc. (1)	2,755	71,327
Advanced Micro Devices, Inc. (1)	2,137	163,416
Affirm Holdings, Inc. (1)	670	12,100
Alpha & Omega Semiconductor, Ltd. (1)	14,207	473,661
American Software, Inc./GA	713	11,522
Amkor Technology, Inc.	15,193	257,521
Apple, Inc.	64,610	8,833,479
Arrow Electronics, Inc. (1)	1,361	152,554
Avid Technology, Inc. (1)	1,479	38,380
Avnet, Inc.	4,145	177,738
Axcelis Technologies, Inc. (1)	3,558	195,121
Broadcom, Inc.	142	68,985
Cadence Design Systems, Inc. (1)	3,831	574,765
Cisco Systems, Inc.	8,900	379,496
Cognizant Technology Solutions Corp.	2,014	135,925
Concentrix Corp.	570	77,315
Dell Technologies, Inc.	644	29,759
Diodes, Inc. (1)	2,792	180,279
Dolby Laboratories, Inc.	1,730	123,799
DXC Technology Co. (1)	965	29,249
EPAM Systems, Inc. (1)	852	251,153
Intel Corp.	33,422	1,250,317
Intuit, Inc.	2,339	901,544
Jabil, Inc.	18,556	950,253
Manhattan Associates, Inc. (1)	17,562	2,012,605
Mastercard, Inc.	2,431	766,932
Microchip Technology, Inc.	4,382	254,507
Micron Technology, Inc.	28,928	1,599,140
Microsoft Corp.	41,108	10,557,766

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
NortonLifeLock, Inc.	985	21,631
Oracle Corp.	11,866	829,077
Photronics, Inc. (1)	377	7,344
Power Integrations, Inc.	3,351	251,359
Pure Storage, Inc. (1)	7,504	192,928
QUALCOMM, Inc.	15,298	1,954,167
Qualys, Inc. (1)	1,400	176,596
StarTek, Inc. (1)	2,176	6,289
Tenable Holdings, Inc. (1)	2,524	114,615
Wolfspeed, Inc. (1)	104	6,599
Zebra Technologies Corp. (1)	13	3,821
Zoom Video Communications, Inc. (1)	5,220	563,603
		34,758,765

Materials — 1.3%
AdvanSix, Inc.	118	3,946
Alcoa Corp.	583	26,573
Dow, Inc.	8,054	415,667
Eagle Materials, Inc.	1,533	168,538
Ferroglobe PLC Contingent Value Rights (1)(6)	(2,326)	0
Freeport-McMoRan, Inc.	9,117	266,763
Louisiana-Pacific Corp.	5,527	289,670
LyondellBasell Industries NV	3,881	339,432
Nucor Corp.	1,392	145,339
Packaging Corp. of America	1,702	234,025
Reliance Steel & Aluminum Co.	168	28,536
Royal Gold, Inc.	2,495	266,416
Schnitzer Steel Industries, Inc.	316	10,377
Steel Dynamics, Inc.	765	50,605
Sylvamo Corp.	905	29,575
United States Steel Corp.	1,345	24,089
Valvoline, Inc.	877	25,284
		2,324,835

Real Estate Investment Trust — 0.0%
Altisource Portfolio Solutions SA (1)	967	10,386
CorEnergy Infrastructure Trust, Inc.	4,564	11,501
Maui Land & Pineapple Co., Inc. (1)	314	2,974
Trinity Place Holdings, Inc. (1)	3,358	3,392
		28,253

Utilities — 0.7%
Constellation Energy Corp.	9,362	536,069
Evergy, Inc.	188	12,267
NRG Energy, Inc.	8,155	311,276
UGI Corp.	10,129	391,081
Vistra Corp.	1,796	41,039

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report | June 30, 2022	Page 19

Schedules of Investments
June 30, 2022 (unaudited)

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) - Long — continued
Xcel Energy, Inc.	483	34,177
		1,325,909

Total Common Stocks (United States) - Long (Cost $110,862,002)		122,321,304

Preferred Stock (United States) — 0.0%
WESCO International, Inc. Series A Variable Preferred (5)	198	5,429
Total Preferred Stock (United States) (Cost $4,949)		5,429

Warrants (United States) — 0.0%
Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (1)(4)	1	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (1)(4)	1	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(4)	13	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(4)	6	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (1)	86	842
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)	29	927
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(4)	7	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)	47	630
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)	23	242
Total Warrants (United States) (Cost $2,899)		2,641

Money Market Registered Investment Companies — 25.4%
Meeder Institutional Prime Money Market Fund, 1.42% (2)	46,816,397	46,797,670
Total Money Market Registered Investment Companies (Cost 46,795,802)		46,797,670
Total Investments — Long - 91.9% (Cost $157,665,652)		169,127,044
Other Assets less Liabilities — 8.1%		14,819,188
Total Net Assets — 100.0%		183,946,232

Spectrum Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Trustee Deferred Compensation (3)
Meeder Balanced Fund - Retail Class	794	9,345
Meeder Dynamic Allocation Fund - Retail Class	1,964	22,075
Meeder Muirfield Fund - Retail Class	2,218	18,365
Meeder Conservative Allocation Fund - Retail Class	246	5,218
Total Trustee Deferred Compensation (Cost $56,967)		55,003

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(80)	9/16/2022	(18,144,000)	176,174
Mini MSCI EAFE Index Futures	116	9/16/2022	10,768,280	12,853
Mini MSCI Emerging Markets Index Futures	40	9/16/2022	2,005,400	(3,933)
Russell 2000 Mini Index Futures	50	9/16/2022	4,270,000	(32,724)
Standard & Poors 500 Mini Futures	(241)	9/16/2022	(45,663,475)	(676,110)
Total Futures Contracts	(115)		(46,763,795)	(523,740)

(1)	Represents non-income producing securities.
(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2022.
(3)	Assets of affiliates to the Spectrum Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(4)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(5)	Preferred stock.
(6)	Short security.

The accompanying notes are an integral part of these financial statements.

Page 20	2022 Semi-Annual Report | June 30, 2022

Schedules of Investments
June 30, 2022 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — 21.7%
Communication Services — 1.4%
Alphabet, Inc. (1)	139	304,056
AT&T, Inc.	50	1,048
Cogent Communications Holdings, Inc.	377	22,907
Comcast Corp.	1,784	70,004
Entravision Communications Corp.	144	657
IDT Corp. (1)	437	10,991
Interpublic Group of Cos., Inc./The	822	22,630
Liberty TripAdvisor Holdings, Inc. (1)	262	198
Lumen Technologies, Inc.	337	3,677
Meta Platforms, Inc. (1)	372	59,985
Nexstar Media Group, Inc.	12	1,955
Omnicom Group, Inc.	274	17,429
		515,537

Consumer Discretionary — 1.9%
Academy Sports & Outdoors, Inc.	1,020	36,251
Amazon.com, Inc. (1)	1,835	194,895
AutoZone, Inc. (1)	11	23,640
Booking Holdings, Inc. (1)	13	22,737
Chico’s FAS, Inc. (1)	42	209
Ethan Allen Interiors, Inc.	10	202
Ford Motor Co.	1,534	17,073
Frontdoor, Inc. (1)	38	915
Gentherm, Inc. (1)	67	4,181
Genuine Parts Co.	1	133
Grand Canyon Education, Inc. (1)	358	33,720
H&R Block, Inc.	31	1,095
Hibbett, Inc.	316	13,812
Kohl’s Corp.	330	11,778
Lennar Corp.	75	5,293
Lowe’s Cos., Inc.	8	1,397
Lululemon Athletica, Inc. (1)	170	46,344
M/I Homes, Inc. (1)	246	9,756
Macy’s, Inc.	1,909	34,973
MasterCraft Boat Holdings, Inc. (1)	6	126
Mohawk Industries, Inc. (1)	244	30,278
O’Reilly Automotive, Inc. (1)	34	21,480
PVH Corp.	188	10,697
Qurate Retail, Inc.	315	904
Skyline Champion Corp. (1)	341	16,170
Smith & Wesson Brands, Inc.	111	1,457
Sonos, Inc. (1)	1,287	23,217
Sturm Ruger & Co., Inc.	2	127
Tapestry, Inc.	235	7,172
Target Corp.	50	7,062
Tesla, Inc. (1)	3	2,020

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Thor Industries, Inc.	199	14,871
TJX Cos., Inc./The	373	20,832
Town Sports International Holdings, Inc. (1)(5)	378	0
Tractor Supply Co.	105	20,354
Ulta Beauty, Inc. (1)	134	51,654
		686,825

Consumer Staples — 1.1%
Albertsons Cos., Inc.	430	11,490
Archer-Daniels-Midland Co.	857	66,503
Bunge, Ltd.	30	2,721
Costco Wholesale Corp.	293	140,429
General Mills, Inc.	1,271	95,897
Ingredion, Inc.	18	1,587
Kroger Co./The	53	2,508
PepsiCo, Inc.	336	55,998
Simply Good Foods Co./The (1)	328	12,389
Tyson Foods, Inc.	322	27,711
		417,233

Energy — 1.5%
APA Corp.	334	11,657
Berry Corp.	67	511
Bristow Group, Inc. (1)	60	1,404
Centrus Energy Corp. (1)	28	693
Cheniere Energy, Inc.	8	1,064
Chevron Corp.	807	116,837
ConocoPhillips	363	32,601
Diamondback Energy, Inc.	39	4,725
EOG Resources, Inc.	162	17,891
Exxon Mobil Corp.	1,517	129,916
Halliburton Co.	444	13,924
Hess Corp.	46	4,873
Marathon Petroleum Corp.	1,098	90,267
ONEOK, Inc.	128	7,104
Ovintiv, Inc.	260	11,489
PDC Energy, Inc.	32	1,972
Phillips 66	169	13,856
Pioneer Natural Resources Co.	51	11,377
Range Resources Corp. (1)	4	99
Schlumberger NV	653	23,351
Targa Resources Corp.	166	9,905
Teekay Corp. (1)	121	348
Valero Energy Corp.	279	29,652
Westmoreland Coal Co. (1)(5)	539	0
World Fuel Services Corp.	20	409
		535,925

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report | June 30, 2022	Page 21

Schedules of Investments
June 30, 2022 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Financials — 3.0%
American Equity Investment Life Holding Co.	4	146
American Financial Group, Inc./OH	69	9,578
American International Group, Inc.	2,036	104,101
Argo Group International Holdings, Ltd.	68	2,506
Axis Capital Holdings, Ltd.	3	171
Bank of New York Mellon Corp./The	1,036	43,212
Berkshire Hathaway, Inc. (1)	1,703	464,953
Charles Schwab Corp./The	195	12,320
Chubb, Ltd.	139	27,325
Essent Group, Ltd.	36	1,400
Fidelity National Financial, Inc.	267	9,868
First American Financial Corp.	27	1,429
Hartford Financial Services Group, Inc./The	189	12,366
Markel Corp. (1)	11	14,226
Marsh & McLennan Cos., Inc.	1,307	202,912
Medley Management, Inc. (1)(5)	21	0
Moelis & Co.	145	5,706
Northrim BanCorp., Inc.	110	4,429
OneMain Holdings, Inc.	369	13,793
Pathward Financial, Inc.	120	4,640
Prudential Financial, Inc.	394	37,698
Pzena Investment Management, Inc.	196	1,292
Regions Financial Corp.	1,003	18,806
Siebert Financial Corp. (1)	74	115
State Street Corp.	199	12,268
Stewart Information Services Corp.	407	20,248
W R Berkley Corp.	94	6,416
Walker & Dunlop, Inc.	9	867
Willis Towers Watson PLC	411	81,127
		1,113,918

Healthcare — 4.2%
AbbVie, Inc.	670	102,617
Alaunos Therapeutics, Inc. (1)	620	769
Amgen, Inc.	560	136,248
Amneal Pharmaceuticals, Inc. (1)	233	741
Assertio Holdings, Inc. (1)	132	389
Bristol-Myers Squibb Co.	1,219	93,863
Calyxt, Inc. (1)	455	110
Cardinal Health, Inc.	1,058	55,302
Catalent, Inc. (1)	102	10,944
Centene Corp. (1)	176	14,891
Centogene NV (1)	74	175
Cigna Corp.	143	37,683
CVS Health Corp.	182	16,864

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Eli Lilly & Co.	292	94,675
Eloxx Pharmaceuticals, Inc. (1)	481	130
Endo International PLC (1)	1,889	880
Fulgent Genetics, Inc. (1)	820	44,715
Genprex, Inc. (1)	180	250
Gilead Sciences, Inc.	1,319	81,527
Humana, Inc.	33	15,446
Illumina, Inc. (1)	7	1,291
Johnson & Johnson	1,198	212,657
La Jolla Pharmaceutical Co. (1)	56	179
Laboratory Corp. of America Holdings	26	6,093
McKesson Corp.	97	31,642
Merck & Co., Inc.	1,160	105,757
Moderna, Inc. (1)	323	46,141
Organogenesis Holdings, Inc. (1)	21	102
Palatin Technologies, Inc. (1)	689	193
Pfizer, Inc.	1,192	62,497
QuidelOrtho Corp. (1)	154	14,966
Regeneron Pharmaceuticals, Inc. (1)	64	37,832
REGENXBIO, Inc. (1)	82	2,025
UnitedHealth Group, Inc.	350	179,771
Vertex Pharmaceuticals, Inc. (1)	75	21,134
Viatris, Inc.	1,031	10,795
West Pharmaceutical Services, Inc.	119	35,982
Zoetis, Inc.	413	70,991
		1,548,267

Industrials — 1.8%
Atkore, Inc. (1)	92	7,637
Axon Enterprise, Inc. (1)	341	31,771
Builders FirstSource, Inc. (1)	2,192	117,710
BWX Technologies, Inc.	418	23,028
Copart, Inc. (1)	773	83,994
EMCOR Group, Inc.	269	27,696
Emerson Electric Co.	136	10,817
Encore Wire Corp.	10	1,039
General Dynamics Corp.	593	131,201
Graco, Inc.	224	13,308
Hillenbrand, Inc.	103	4,219
Hubbell, Inc.	1	179
Karat Packaging, Inc. (1)	15	256
Lockheed Martin Corp.	92	39,556
ManpowerGroup, Inc.	3	229
Matson, Inc.	23	1,676
Mueller Industries, Inc.	229	12,203
MYR Group, Inc. (1)	10	881
Northrop Grumman Corp.	170	81,357

The accompanying notes are an integral part of these financial statements.

Page 22	2022 Semi-Annual Report | June 30, 2022

Schedules of Investments
June 30, 2022 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
nVent Electric PLC	215	6,736
Pitney Bowes, Inc.	26	94
Regal Rexnord Corp.	1	114
United Parcel Service, Inc.	100	18,254
V2X, Inc. (1)	46	1,539
Waste Management, Inc.	301	46,047
		661,541

Information Technology — 6.3%
Advanced Micro Devices, Inc. (1)	386	29,517
Alpha & Omega Semiconductor, Ltd. (1)	1,111	37,041
Amkor Technology, Inc.	1,916	32,476
Apple, Inc.	4,401	601,705
Arrow Electronics, Inc. (1)	349	39,119
Avnet, Inc.	503	21,569
Axcelis Technologies, Inc. (1)	367	20,126
Cadence Design Systems, Inc. (1)	176	26,405
Cisco Systems, Inc.	748	31,895
Cognizant Technology Solutions Corp.	257	17,345
Concentrix Corp.	35	4,747
Diodes, Inc. (1)	382	24,666
Dolby Laboratories, Inc.	13	930
EPAM Systems, Inc. (1)	52	15,329
Euronet Worldwide, Inc. (1)	33	3,319
Extreme Networks, Inc. (1)	16	143
Intel Corp.	1,407	52,636
Intuit, Inc.	146	56,274
Jabil, Inc.	1,085	55,563
Manhattan Associates, Inc. (1)	1,267	145,198
Mastercard, Inc.	153	48,268
Micron Technology, Inc.	2,259	124,878
Microsoft Corp.	2,432	624,615
NortonLifeLock, Inc.	530	11,639
Oracle Corp.	524	36,612
PTC, Inc. (1)	116	12,335
QUALCOMM, Inc.	1,061	135,532
Qualys, Inc. (1)	291	36,707
Rimini Street, Inc. (1)	68	409
StarTek, Inc. (1)	131	379
Tenable Holdings, Inc. (1)	191	8,673
TESSCO Technologies, Inc. (1)	27	160
Visa, Inc.	1	197
Zoom Video Communications, Inc. (1)	294	31,743
		2,288,150

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Materials — 0.3%
Alcoa Corp.	34	1,550
Constellium SE (1)	8	106
Dow, Inc.	309	15,947
Eagle Materials, Inc.	5	550
Flotek Industries, Inc. (1)	208	206
Freeport-McMoRan, Inc.	137	4,009
Huntsman Corp.	158	4,479
Louisiana-Pacific Corp.	584	30,607
LyondellBasell Industries NV	181	15,830
Nucor Corp.	148	15,453
Olin Corp.	84	3,888
Royal Gold, Inc.	33	3,524
Ryerson Holding Corp.	34	724
Schnitzer Steel Industries, Inc.	52	1,708
Southern Copper Corp.	109	5,429
Steel Dynamics, Inc.	75	4,961
United States Steel Corp.	132	2,364
		111,335

Real Estate Investment Trust — 0.0%
Altisource Portfolio Solutions SA (1)	115	1,235
CorEnergy Infrastructure Trust, Inc.	583	1,469
Kilroy Realty Corp.	2	105
Lamar Advertising Co.	2	176
RAIT Financial Trust (1)(5)	287	0
Spirit MTA REIT Liquidating Trust (1)(5)	385	0
Trinity Place Holdings, Inc. (1)	331	334
		3,319

Utilities — 0.2%
AES Corp./The	7	147
Constellation Energy Corp.	738	42,258
NRG Energy, Inc.	254	9,695
UGI Corp.	681	26,293
		78,393

Total Common Stocks (United States) (Cost $6,650,109)		7,960,443

Preferred Stock (United States) — 0.0%
WESCO International, Inc. Series A Variable Preferred (6)	81	2,221
Total Preferred Stock (United States) (Cost $2,025)		2,221

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report | June 30, 2022	Page 23

Schedules of Investments
June 30, 2022 (unaudited)

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Warrants (United States) — 0.0%
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(5)	2	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(5)	1	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (1)	11	108
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)	4	128
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)	12	161
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)	9	95
Total Warrants (United States) (Cost $93)		492

Registered Investment Companies — 11.1%
U.S. Fixed Income — 2.7%
Baird Core Plus Bond Fund - Class I	10,515	107,777
BBH Limited Duration Fund - Class I	5,015	49,950
Diamond Hill Short Duration Securitized Bond Fund - Class Y	17,653	170,000
DoubleLine Total Return Bond Fund - Class I	13,795	128,984
Frost Total Return Bond Fund - Class I	7,587	72,603
Guggenheim- Total Return Bond Fund - Class I	2,159	52,608
iShares Core U.S. Aggregate Bond ETF (7)	531	53,992
PGIM Short-Term Corporate Bond Fund - Class Q	16,489	170,494
Pioneer Bond Fund - Class K	8,689	74,726
Segall Bryant & Hamill Plus Bond Fund - Class I	14,065	132,214
		1,013,348

International Equity — 8.4%
iShares Core MSCI EAFE ETF (7)	42,298	2,489,237
iShares Core MSCI Emerging Markets ETF (7)	12,312	604,027
		3,093,264

Total Registered Investment Companies (Cost $3,775,991)		4,106,612

Global Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Money Market Registered Investment Companies — 62.7%
Federated Hermes Government Obligations Fund, 1.41%	1,864,000	1,864,000
Meeder Institutional Prime Money Market Fund, 1.42% (2)	21,307,273	21,298,750
Total Money Market Registered Investment Companies (Cost $23,166,219)		23,162,750

Bank Obligations — 1.3%
First Merchants Bank Deposit Account, 0.55%, 7/1/2022 (3)	249,644	249,644
Metro City Bank Deposit Account, 0.05%, 7/1/2022 (3)	248,529	248,529
Total Bank Obligations (Cost $498,173)		498,173
Total Investments — 96.8% (Cost $34,092,610)		35,730,691
Other Assets less Liabilities — 3.2%		1,192,236
Total Net Assets — 100.0%		36,922,927

Trustee Deferred Compensation (4)
Meeder Balanced Fund - Retail Class	1,970	23,187
Meeder Dynamic Allocation Fund - Retail Class	5,344	60,067
Meeder Muirfield Fund - Retail Class	2,276	18,845
Meeder Conservative Allocation Fund - Retail Class	558	11,835
Total Trustee Deferred Compensation (Cost $107,974)		113,934

The accompanying notes are an integral part of these financial statements.

Page 24	2022 Semi-Annual Report | June 30, 2022

Schedules of Investments
June 30, 2022 (unaudited)

Global Allocation Fund
	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(2)	9/16/2022	(453,600)	(8,018)
Mini MSCI EAFE Index Futures	47	9/16/2022	4,363,010	8,900
Mini MSCI Emerging Markets Index Futures	18	9/16/2022	902,430	(238)
Russell 2000 Mini Index Futures	5	9/16/2022	427,000	(1,759)
Standard & Poors 500 Mini Futures	(6)	9/16/2022	(1,136,850)	(27,891)
Total Futures Contracts	62		4,101,990	(29,006)

(1)	Represents non-income producing securities.
(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2022.
(3)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2022. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(4)	Assets of affiliates to the Global Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(5)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(6)	Preferred stock.
(7)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report | June 30, 2022	Page 25

Schedules of Investments
June 30, 2022 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — 36.2%
Communication Services — 2.3%
Alphabet, Inc. (1)	2,060	4,506,147
AT&T, Inc.	6,328	132,635
Cogent Communications Holdings, Inc.	2,397	145,642
Comcast Corp.	27,714	1,087,497
Emerald Holding, Inc. (1)	1	4
Entravision Communications Corp.	1,386	6,320
IDT Corp. (1)	5,617	141,268
Interpublic Group of Cos., Inc./The	16,900	465,257
Liberty TripAdvisor Holdings, Inc. (1)	4,043	3,059
Lumen Technologies, Inc.	3,384	36,919
Meta Platforms, Inc. (1)	5,133	827,696
Nexstar Media Group, Inc.	965	157,179
Omnicom Group, Inc.	7,229	459,837
Verizon Communications, Inc.	198	10,049
		7,979,509

Consumer Discretionary — 3.1%
Academy Sports & Outdoors, Inc.	16,176	574,895
Amazon.com, Inc. (1)	26,337	2,797,253
AutoZone, Inc. (1)	8	17,193
Booking Holdings, Inc. (1)	247	432,001
Chico’s FAS, Inc. (1)	439	2,182
Dillard’s, Inc.	22	4,853
Ethan Allen Interiors, Inc.	151	3,052
Everi Holdings, Inc. (1)	80	1,305
Ford Motor Co.	20,271	225,616
Frontdoor, Inc. (1)	398	9,584
Gentex Corp.	145	4,056
Gentherm, Inc. (1)	1,216	75,891
Genuine Parts Co.	22	2,926
Grand Canyon Education, Inc. (1)	7,210	679,110
H&R Block, Inc.	2,945	104,017
Hibbett, Inc.	3,085	134,845
Home Depot, Inc./The	46	12,616
Kohl’s Corp.	6,416	228,987
La-Z-Boy, Inc.	62	1,470
LKQ Corp.	26	1,276
Lowe’s Cos., Inc.	443	77,379
Lululemon Athletica, Inc. (1)	2,998	817,285
M/I Homes, Inc. (1)	3,943	156,379
Macy’s, Inc.	32,760	600,163
Mohawk Industries, Inc. (1)	3,665	454,790
Nordstrom, Inc.	1,972	41,668
ONE Group Hospitality, Inc./The (1)	1,514	11,158
O’Reilly Automotive, Inc. (1)	756	477,611

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
PVH Corp.	5,226	297,359
Qurate Retail, Inc.	4,274	12,266
Rent-A-Center, Inc./TX	107	2,081
Ross Stores, Inc.	18	1,264
Skyline Champion Corp. (1)	6,317	299,552
Smith & Wesson Brands, Inc.	5,346	70,193
Sonos, Inc. (1)	14,307	258,098
Sturm Ruger & Co., Inc.	64	4,074
Tapestry, Inc.	2,980	90,950
Target Corp.	709	100,132
Tesla, Inc. (1)	255	171,722
Thor Industries, Inc.	2,309	172,552
TJX Cos., Inc./The	5,398	301,478
Town Sports International Holdings, Inc. (1)(5)	1,777	0
Tractor Supply Co.	1,565	303,375
TravelCenters of America, Inc. (1)	1	34
Ulta Beauty, Inc. (1)	1,999	770,575
XL Fleet Corp. (1)	1	1
Yum! Brands, Inc.	12	1,362
		10,806,629

Consumer Staples — 1.7%
Albertsons Cos., Inc.	5,438	145,303
Archer-Daniels-Midland Co.	9,443	732,777
Bunge, Ltd.	2,201	199,609
Coca-Cola Co./The	441	27,743
Costco Wholesale Corp.	5,723	2,742,919
Darling Ingredients, Inc. (1)	1,342	80,252
Flowers Foods, Inc.	144	3,790
General Mills, Inc.	8,293	625,707
Hostess Brands, Inc. (1)	2,741	58,137
Ingredion, Inc.	1,260	111,082
Mondelez International, Inc.	3,086	191,610
NewAge, Inc. (1)(5)	1	0
PepsiCo, Inc.	1,075	179,160
Simply Good Foods Co./The (1)	6,706	253,286
Sysco Corp.	15	1,271
Tyson Foods, Inc.	6,635	571,008
		5,923,654

Energy — 2.6%
Alto Ingredients, Inc. (1)	663	2,460
APA Corp.	3,532	123,267
Berry Corp.	190	1,448
Bristow Group, Inc. (1)	747	17,480
California Resources Corp.	67	2,580

The accompanying notes are an integral part of these financial statements.

Page 26	2022 Semi-Annual Report | June 30, 2022

Schedules of Investments
June 30, 2022 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Cheniere Energy, Inc.	500	66,515
Chevron Corp.	17,691	2,561,303
Civitas Resources, Inc.	394	20,602
ConocoPhillips	7,809	701,326
Coterra Energy, Inc.	79	2,037
Devon Energy Corp.	1,739	95,836
Diamondback Energy, Inc.	706	85,532
DT Midstream, Inc.	76	3,726
EOG Resources, Inc.	2,225	245,729
Exxon Mobil Corp.	28,231	2,417,703
Hess Corp.	800	84,752
HF Sinclair Corp.	295	13,322
Marathon Oil Corp.	482	10,835
Marathon Petroleum Corp.	14,382	1,182,344
Matador Resources Co.	28	1,305
Nine Energy Service, Inc. (1)	1,808	4,791
ONEOK, Inc.	1,086	60,273
Ovintiv, Inc.	2,463	108,840
Phillips 66	2,562	210,058
Pioneer Natural Resources Co.	688	153,479
Schlumberger NV	8,695	310,933
Targa Resources Corp.	1,871	111,643
Teekay Corp. (1)	1,515	4,363
Valero Energy Corp.	3,723	395,680
World Fuel Services Corp.	482	9,862
		9,010,024

Financials — 4.6%
American Equity Investment Life Holding Co.	3,141	114,866
American Express Co.	10	1,386
American Financial Group, Inc./OH	1,117	155,051
American International Group, Inc.	25,452	1,301,361
Atlanticus Holdings Corp. (1)	52	1,829
Axis Capital Holdings, Ltd.	51	2,912
Bank of New York Mellon Corp./The	10,086	420,687
Berkshire Hathaway, Inc. (1)	25,193	6,878,193
Capital BanCorp., Inc.	132	2,864
Carlyle Group, Inc./The	1	32
Charles Schwab Corp./The	4,282	270,537
Chubb, Ltd.	4,612	906,627
Cincinnati Financial Corp.	11	1,309
Erie Indemnity Co.	9	1,730
Essent Group, Ltd.	3,927	152,760
Fidelity National Financial, Inc.	7,735	285,886
Hartford Financial Services Group, Inc./The	2,606	170,511

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Markel Corp. (1)	160	206,920
Marsh & McLennan Cos., Inc.	11,012	1,709,613
Medley Management, Inc. (1)(5)	101	0
Moelis & Co.	427	16,802
Mr Cooper Group, Inc. (1)	1,503	55,220
Northrim BanCorp., Inc.	1,156	46,541
Old Republic International Corp.	122	2,728
OneMain Holdings, Inc.	11,499	429,833
Pathward Financial, Inc.	1,680	64,966
PennyMac Financial Services, Inc.	62	2,710
Prudential Financial, Inc.	4,153	397,359
Pzena Investment Management, Inc.	2,756	18,162
Regions Financial Corp.	13,426	251,738
State Street Corp.	2,915	179,710
Stewart Information Services Corp.	6,018	299,396
Synchrony Financial	1,444	39,883
UMB Financial Corp.	15	1,292
W R Berkley Corp.	1,903	129,899
Walker & Dunlop, Inc.	967	93,161
Westamerica BanCorp.	72	4,008
Willis Towers Watson PLC	7,005	1,382,717
		16,001,199

Healthcare — 7.2%
Abbott Laboratories	1,233	133,965
AbbVie, Inc.	12,995	1,990,314
Acadia Healthcare Co., Inc. (1)	18	1,217
Alaunos Therapeutics, Inc. (1)	5,102	6,326
Align Technology, Inc. (1)	6	1,420
Amgen, Inc.	7,834	1,906,012
Amneal Pharmaceuticals, Inc. (1)	1,894	6,023
Avid Bioservices, Inc. (1)	1,110	16,939
Bristol-Myers Squibb Co.	18,965	1,460,305
Cardinal Health, Inc.	13,422	701,568
Catalent, Inc. (1)	3,275	351,375
Celldex Therapeutics, Inc. (1)	1	27
Centene Corp. (1)	3,364	284,628
Centogene NV (1)	1,080	2,560
Cigna Corp.	3,081	811,905
CVS Health Corp.	7,511	695,969
Danaher Corp.	1,580	400,562
Eli Lilly & Co.	4,212	1,365,657
Eloxx Pharmaceuticals, Inc. (1)	6,436	1,738
Fulgent Genetics, Inc. (1)	8,321	453,744
Galectin Therapeutics, Inc. (1)	1,818	2,382
Genprex, Inc. (1)	2,209	3,071

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report | June 30, 2022	Page 27

Schedules of Investments
June 30, 2022 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Gilead Sciences, Inc.	17,886	1,105,534
Humana, Inc.	101	47,275
IDEXX Laboratories, Inc. (1)	982	344,417
Illumina, Inc. (1)	757	139,561
ImmunityBio, Inc. (1)	9,627	35,812
Incyte Corp. (1)	249	18,917
Johnson & Johnson	13,420	2,382,184
La Jolla Pharmaceutical Co. (1)	705	2,249
Laboratory Corp. of America Holdings	75	17,577
McKesson Corp.	2,777	905,885
Merck & Co., Inc.	15,600	1,422,252
Moderna, Inc. (1)	4,494	641,968
Molina Healthcare, Inc. (1)	5	1,398
National HealthCare Corp.	42	2,936
Palatin Technologies, Inc. (1)	4,739	1,330
Pfizer, Inc.	21,408	1,122,421
Premier, Inc.	2,106	75,142
Quest Diagnostics, Inc.	10	1,330
QuidelOrtho Corp. (1)	1,792	174,147
Regeneron Pharmaceuticals, Inc. (1)	860	508,372
ResMed, Inc.	6	1,258
Twist Bioscience Corp. (1)	37	1,294
United Therapeutics Corp. (1)	6	1,414
UnitedHealth Group, Inc.	6,538	3,358,113
Universal Health Services, Inc.	45	4,532
Veeva Systems, Inc. (1)	232	45,945
Veracyte, Inc. (1)	2,415	48,059
Vertex Pharmaceuticals, Inc. (1)	1,683	474,253
Viatris, Inc.	5,057	52,947
West Pharmaceutical Services, Inc.	1,479	447,205
Zoetis, Inc.	5,249	902,251
		24,885,685

Industrials — 3.0%
ASGN, Inc. (1)	15	1,354
Atkore, Inc. (1)	2,880	239,069
Axon Enterprise, Inc. (1)	4,316	402,122
Babcock & Wilcox Enterprises, Inc. (1)	1	6
BlueLinx Holdings, Inc. (1)	31	2,071
Boise Cascade Co.	1,888	112,317
Builders FirstSource, Inc. (1)	21,121	1,134,198
BWX Technologies, Inc.	1,747	96,242
Cintas Corp.	4	1,494
Copart, Inc. (1)	8,382	910,788
CoStar Group, Inc. (1)	6,177	373,153
EMCOR Group, Inc.	2,548	262,342

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Encore Wire Corp.	1,048	108,908
General Dynamics Corp.	7,299	1,614,904
Graco, Inc.	2,760	163,972
Heidrick & Struggles International, Inc.	43	1,391
Hillenbrand, Inc.	2,531	103,670
Hubbell, Inc.	22	3,929
Karat Packaging, Inc. (1)	183	3,122
Lockheed Martin Corp.	4,840	2,081,006
ManpowerGroup, Inc.	2,177	166,345
Matson, Inc.	1,408	102,615
MDU Resources Group, Inc.	102	2,753
Mueller Industries, Inc.	2,526	134,611
MYR Group, Inc. (1)	438	38,601
Northrop Grumman Corp.	3,759	1,798,945
nVent Electric PLC	1,696	53,136
Raytheon Technologies Corp.	40	3,844
Regal Rexnord Corp.	227	25,769
Republic Services, Inc.	53	6,936
Safe Bulkers, Inc.	448	1,711
United Parcel Service, Inc.	564	102,953
Univar Solutions, Inc. (1)	103	2,562
V2X, Inc. (1)	629	21,046
Waste Management, Inc.	2,869	438,900
WW Grainger, Inc.	6	2,727
		10,519,512

Information Technology — 10.5%
A10 Networks, Inc.	1,730	24,877
Advanced Micro Devices, Inc. (1)	4,377	334,709
Affirm Holdings, Inc. (1)	1,121	20,245
Alpha & Omega Semiconductor, Ltd. (1)	10,475	349,237
American Software, Inc./GA	713	11,522
Amkor Technology, Inc.	11,445	193,993
Apple, Inc.	66,260	9,059,067
Arrow Electronics, Inc. (1)	3,762	421,683
Avid Technology, Inc. (1)	1,191	30,906
Avnet, Inc.	7,482	320,828
Axcelis Technologies, Inc. (1)	5,440	298,330
Broadcom, Inc.	316	153,516
Cadence Design Systems, Inc. (1)	5,034	755,251
Cisco Systems, Inc.	10,492	447,379
Cognizant Technology Solutions Corp.	2,376	160,356
CommVault Systems, Inc. (1)	46	2,893
Concentrix Corp.	801	108,648
Dell Technologies, Inc.	139	6,423
Diodes, Inc. (1)	3,196	206,366

The accompanying notes are an integral part of these financial statements.

Page 28	2022 Semi-Annual Report | June 30, 2022

Schedules of Investments
June 30, 2022 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Dolby Laboratories, Inc.	1,956	139,971
DXC Technology Co. (1)	1,053	31,916
EPAM Systems, Inc. (1)	956	281,810
Euronet Worldwide, Inc. (1)	692	69,608
Fabrinet (1)	35	2,839
Intel Corp.	26,134	977,673
International Money Express, Inc. (1)	216	4,422
Intuit, Inc.	885	341,114
Jabil, Inc.	22,197	1,136,708
Juniper Networks, Inc.	46	1,311
Manhattan Associates, Inc. (1)	19,786	2,267,476
Mastercard, Inc.	2,685	847,064
Microchip Technology, Inc.	3,584	208,159
Micron Technology, Inc.	32,443	1,793,449
Microsoft Corp.	40,833	10,487,124
Monolithic Power Systems, Inc.	4	1,536
New Relic, Inc. (1)	2,182	109,209
NortonLifeLock, Inc.	5,104	112,084
Oracle Corp.	11,964	835,925
Photronics, Inc. (1)	1,342	26,142
Power Integrations, Inc.	1,737	130,292
PTC, Inc. (1)	12	1,276
Pure Storage, Inc. (1)	4,406	113,278
QUALCOMM, Inc.	15,575	1,989,551
Qualys, Inc. (1)	1,647	207,753
Rimini Street, Inc. (1)	937	5,631
SS&C Technologies Holdings, Inc.	22	1,278
StarTek, Inc. (1)	1,281	3,702
Synopsys, Inc. (1)	441	133,932
Tenable Holdings, Inc. (1)	3,229	146,629
WEX, Inc. (1)	45	7,000
Xperi Holding Corp.	2,456	35,440
Zebra Technologies Corp. (1)	5	1,470
Zoom Video Communications, Inc. (1)	5,066	546,976
		35,905,977

Materials — 0.7%
Air Products and Chemicals, Inc.	13	3,126
Alcoa Corp.	611	27,849
Dow, Inc.	5,423	279,881
Eagle Materials, Inc.	3,239	356,096
Freeport-McMoRan, Inc.	8,135	238,030
Hecla Mining Co.	591	2,317
Louisiana-Pacific Corp.	11,572	606,489
LyondellBasell Industries NV	2,233	195,298
Newmont Corp.	51	3,043

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Nucor Corp.	1,552	162,044
Packaging Corp. of America	711	97,763
PPG Industries, Inc.	11	1,258
Reliance Steel & Aluminum Co.	11	1,868
Royal Gold, Inc.	2,375	253,603
Ryerson Holding Corp.	462	9,836
Schnitzer Steel Industries, Inc.	640	21,018
Southern Copper Corp.	1,343	66,895
Steel Dynamics, Inc.	835	55,235
Sylvamo Corp.	78	2,549
Trinseo PLC	96	3,692
United States Steel Corp.	1,964	35,175
		2,423,065

Real Estate Investment Trust — 0.0%
Altisource Portfolio Solutions SA (1)	1,498	16,089
Brixmor Property Group, Inc.	75	1,516
CorEnergy Infrastructure Trust, Inc.	5,403	13,616
Kilroy Realty Corp.	1,623	84,932
SITE Centers Corp.	121	1,630
Spirit MTA REIT Liquidating Trust (1)(5)	3,461	0
		117,783

Utilities — 0.5%
CenterPoint Energy, Inc.	2,737	80,960
Constellation Energy Corp.	9,110	521,639
NRG Energy, Inc.	9,499	362,577
SJW Group	482	30,082
UGI Corp.	13,915	537,156
Vistra Corp.	3,327	76,022
Xcel Energy, Inc.	312	22,077
		1,630,513

Total Common Stocks (United States) (Cost $105,500,179)		125,203,550

Preferred Stock (United States) — 0.0%
WESCO International, Inc. Series A Variable Preferred (6)	994	27,255
Total Preferred Stock (United States) (Cost $24,845)		27,255

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report | June 30, 2022	Page 29

Schedules of Investments
June 30, 2022 (unaudited)

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Warrants (United States) — 0.0%
Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (1)(5)	3	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (1)(5)	3	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(5)	22	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(5)	12	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (1)	157	1,537
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)	57	1,823
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(5)	9	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)	56	750
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)	28	294
Total Warrants (United States) (Cost $3,304)		4,404

Registered Investment Companies — 8.5%
U.S. Fixed Income — 8.5%
Baird Core Plus Bond Fund - Class I	309,538	3,172,766
BBH Limited Duration Fund - Class I	150,451	1,498,495
Diamond Hill Short Duration Securitized Bond Fund - Class Y	519,211	5,000,000
DoubleLine Total Return Bond Fund - Class I	392,047	3,665,643
Frost Total Return Bond Fund - Class I	220,086	2,106,219
Guggenheim- Total Return Bond Fund - Class I	63,690	1,552,127
iShares Core U.S. Aggregate Bond ETF (7)	15,331	1,558,856
PGIM Short-Term Corporate Bond Fund - Class Q	484,966	5,014,549
Pioneer Bond Fund - Class K	247,387	2,127,531
Segall Bryant & Hamill Plus Bond Fund - Class I	396,265	3,724,892
Total Registered Investment Companies (Cost $30,166,872)		29,421,078

Balanced Fund
Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)
Money Market Registered Investment Companies — 50.7%
Federated Hermes Government Obligations Fund, 1.41%	54,170,000	54,170,000
Meeder Institutional Prime Money Market Fund, 1.42% (2)	121,352,709	121,304,168
Total Money Market Registered Investment Companies (Cost $175,472,242)		175,474,168

Bank Obligations — 0.1%
First Merchants Bank Deposit Account, 0.55%, 7/1/2022 (3)	249,644	249,644
Metro City Bank Deposit Account, 0.05%, 7/1/2022 (3)	248,529	248,529
Total Bank Obligations (Cost $498,173)		498,173
Total Investments — 95.5% (Cost $311,665,615)		330,628,628
Other Assets less Liabilities — 4.5%		15,426,123
Total Net Assets — 100.0%		346,054,751

Trustee Deferred Compensation (4)
Meeder Balanced Fund - Retail Class	3,393	39,936
Meeder Dynamic Allocation Fund - Retail Class	8,942	100,508
Meeder Muirfield Fund - Retail Class	5,920	49,018
Meeder Conservative Allocation Fund - Retail Class	994	21,083
Total Trustee Deferred Compensation (Cost $206,686)		210,545

The accompanying notes are an integral part of these financial statements.

Page 30	2022 Semi-Annual Report | June 30, 2022

Schedules of Investments
June 30, 2022 (unaudited)

Balanced Fund
	Net Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(63)	9/16/2022	(14,288,400)	91,209
Mini MSCI EAFE Index Futures	153	9/16/2022	14,202,990	15,067
Mini MSCI Emerging Markets Index Futures	53	9/16/2022	2,657,155	(6,008)
Russell 2000 Mini Index Futures	72	9/16/2022	6,148,800	(62,499)
Standard & Poors 500 Mini Futures	(183)	9/16/2022	(34,673,925)	(535,187)
Total Futures Contracts	32		(25,953,380)	(497,418)

(1)	Represents non-income producing securities.
(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2022.
(3)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2022. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(4)	Assets of affiliates to the Balanced Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(5)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(6)	Preferred stock.
(7)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report | June 30, 2022	Page 31

Schedules of Investments
June 30, 2022 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — 17.2%
Communication Services — 1.2%
Alphabet, Inc. (1)	472	1,032,476
AT&T, Inc.	18	377
Cogent Communications Holdings, Inc.	1,066	64,770
Comcast Corp.	6,878	269,893
Entravision Communications Corp.	537	2,449
IDT Corp. (1)	1,454	36,568
Interpublic Group of Cos., Inc./The	2,856	78,626
Liberty TripAdvisor Holdings, Inc. (1)	971	735
Lumen Technologies, Inc.	1,221	13,321
Meta Platforms, Inc. (1)	1,316	212,205
Nexstar Media Group, Inc.	96	15,636
Omnicom Group, Inc.	1,168	74,296
Verizon Communications, Inc.	20	1,015
		1,802,367

Consumer Discretionary — 1.5%
Academy Sports & Outdoors, Inc.	3,961	140,774
Amazon.com, Inc. (1)	6,007	638,003
AutoZone, Inc. (1)	29	62,324
Booking Holdings, Inc. (1)	30	52,470
Cavco Industries, Inc. (1)	2	392
Chico’s FAS, Inc. (1)	134	666
Dillard’s, Inc.	2	441
Ford Motor Co.	5,706	63,508
Frontdoor, Inc. (1)	27	650
Garmin, Ltd.	4	393
Gentherm, Inc. (1)	235	14,666
Grand Canyon Education, Inc. (1)	1,149	108,224
H&R Block, Inc.	58	2,049
Hibbett, Inc.	836	36,542
Kohl’s Corp.	1,123	40,080
La-Z-Boy, Inc.	16	379
Lowe’s Cos., Inc.	2	349
Lululemon Athletica, Inc. (1)	543	148,027
M/I Homes, Inc. (1)	626	24,827
Macy’s, Inc.	7,590	139,049
Mohawk Industries, Inc. (1)	851	105,601
Murphy USA, Inc.	2	466
O’Reilly Automotive, Inc. (1)	249	157,308
PVH Corp.	773	43,984
Qurate Retail, Inc.	1,113	3,194
Skyline Champion Corp. (1)	1,003	47,562
Smith & Wesson Brands, Inc.	771	10,123
Sonos, Inc. (1)	3,098	55,888
Sturm Ruger & Co., Inc.	11	700
Tapestry, Inc.	846	25,820

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Target Corp.	183	25,845
Tesla, Inc. (1)	1	673
Thor Industries, Inc.	550	41,102
TJX Cos., Inc./The	1,253	69,980
Town Sports International Holdings, Inc. (1)(5)	961	0
Tractor Supply Co.	366	70,949
Ulta Beauty, Inc. (1)	501	193,125
		2,326,133

Consumer Staples — 0.8%
Albertsons Cos., Inc.	2,273	60,735
Archer-Daniels-Midland Co.	2,026	157,218
Costco Wholesale Corp.	912	437,103
Flowers Foods, Inc.	22	579
General Mills, Inc.	3,345	252,380
Hostess Brands, Inc. (1)	152	3,224
Ingredion, Inc.	39	3,438
Kroger Co./The	114	5,396
PepsiCo, Inc.	1,175	195,826
Simply Good Foods Co./The (1)	1,212	45,777
Tyson Foods, Inc.	1,127	96,990
		1,258,666

Energy — 1.1%
APA Corp.	1,171	40,868
Berry Corp.	301	2,294
Bristow Group, Inc. (1)	305	7,137
California Resources Corp.	9	347
ChampionX Corp.	156	3,097
Cheniere Energy, Inc.	59	7,849
Chevron Corp.	2,665	385,839
Civitas Resources, Inc.	40	2,092
Comstock Resources, Inc. (1)	78	942
ConocoPhillips	1,065	95,648
Diamondback Energy, Inc.	37	4,483
DT Midstream, Inc.	7	343
EOG Resources, Inc.	621	68,583
Exxon Mobil Corp.	5,193	444,729
Halliburton Co.	943	29,572
Hess Corp.	221	23,413
HF Sinclair Corp.	8	361
Laredo Petroleum, Inc. (1)	4	276
Marathon Petroleum Corp.	3,217	264,470
ONEOK, Inc.	770	42,735
Ovintiv, Inc.	792	34,998
Phillips 66	589	48,292
Pioneer Natural Resources Co.	164	36,585

The accompanying notes are an integral part of these financial statements.

Page 32	2022 Semi-Annual Report | June 30, 2022

Schedules of Investments
June 30, 2022 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Schlumberger NV	2,464	88,113
Targa Resources Corp.	1,093	65,219
Teekay Corp. (1)	502	1,446
Valero Energy Corp.	781	83,005
Westmoreland Coal Co. (1)(5)	773	0
Williams Cos., Inc./The	11	343
World Fuel Services Corp.	74	1,514
		1,784,593

Financials — 2.5%
American Equity Investment Life Holding Co.	10	366
American Financial Group, Inc./OH	281	39,006
American International Group, Inc.	7,123	364,199
Argo Group International Holdings, Ltd.	180	6,635
Atlanticus Holdings Corp. (1)	42	1,477
Axis Capital Holdings, Ltd.	6	343
Bank of New York Mellon Corp./The	3,890	162,252
Berkshire Hathaway, Inc. (1)	5,570	1,520,721
Charles Schwab Corp./The	839	53,008
Chubb, Ltd.	365	71,752
Erie Indemnity Co.	3	577
Essent Group, Ltd.	220	8,558
Fidelity National Financial, Inc.	1,095	40,471
Hartford Financial Services Group, Inc./The	778	50,905
Markel Corp. (1)	19	24,572
Marsh & McLennan Cos., Inc.	5,174	803,264
Medley Management, Inc. (1)(5)	27	0
Moelis & Co.	597	23,492
Mr Cooper Group, Inc. (1)	199	7,311
Northrim BanCorp., Inc.	343	13,809
OneMain Holdings, Inc.	1,706	63,770
Pathward Financial, Inc.	407	15,739
Prudential Financial, Inc.	1,276	122,088
Pzena Investment Management, Inc.	698	4,600
Regions Financial Corp.	3,729	69,919
Siebert Financial Corp. (1)	277	429
State Street Corp.	752	46,361
Stewart Information Services Corp.	1,873	93,182
Synchrony Financial	36	994
W R Berkley Corp.	296	20,205
Walker & Dunlop, Inc.	10	963
Westamerica BanCorp.	12	668
Willis Towers Watson PLC	1,535	302,994
		3,934,630

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Healthcare — 3.4%
AbbVie, Inc.	2,178	333,582
Agilent Technologies, Inc.	3	356
Amgen, Inc.	1,662	404,365
Amneal Pharmaceuticals, Inc. (1)	960	3,053
Assertio Holdings, Inc. (1)	263	776
Bio-Techne Corp.	35	12,132
Bristol-Myers Squibb Co.	4,051	311,927
Cardinal Health, Inc.	3,475	181,638
Catalent, Inc. (1)	432	46,349
Centene Corp. (1)	645	54,573
Centogene NV (1)	308	730
Cigna Corp.	432	113,841
CVS Health Corp.	388	35,952
Danaher Corp.	41	10,394
Eli Lilly & Co.	948	307,370
Eloxx Pharmaceuticals, Inc. (1)	1,526	412
Endo International PLC (1)	1,122	523
Fulgent Genetics, Inc. (1)	2,599	141,723
Galectin Therapeutics, Inc. (1)	322	422
Genprex, Inc. (1)	631	877
Gilead Sciences, Inc.	5,080	313,995
Humana, Inc.	145	67,870
Illumina, Inc. (1)	59	10,877
Intra-Cellular Therapies, Inc. (1)	11	628
Johnson & Johnson	3,685	654,124
La Jolla Pharmaceutical Co. (1)	292	931
Laboratory Corp. of America Holdings	138	32,342
McKesson Corp.	289	94,275
Merck & Co., Inc.	3,769	343,620
Moderna, Inc. (1)	1,137	162,420
Molina Healthcare, Inc. (1)	51	14,260
National HealthCare Corp.	27	1,887
Neurocrine Biosciences, Inc. (1)	75	7,311
Oncocyte Corp. (1)	447	402
Palatin Technologies, Inc. (1)	1,854	520
Pfizer, Inc.	3,928	205,945
Premier, Inc.	16	571
QuidelOrtho Corp. (1)	521	50,631
Regeneron Pharmaceuticals, Inc. (1)	214	126,502
UnitedHealth Group, Inc.	1,176	604,029
Universal Health Services, Inc.	77	7,755
Veracyte, Inc. (1)	47	935
Vertex Pharmaceuticals, Inc. (1)	302	85,101
Viatris, Inc.	3,418	35,786
West Pharmaceutical Services, Inc.	683	206,519
Zoetis, Inc.	1,611	276,915
		5,267,146

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report | June 30, 2022	Page 33

Schedules of Investments
June 30, 2022 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Industrials — 1.5%
AECOM	5	326
Atkore, Inc. (1)	386	32,042
Atlas Air Worldwide Holdings, Inc. (1)	5	309
Axon Enterprise, Inc. (1)	946	88,139
Builders FirstSource, Inc. (1)	5,982	321,233
BWX Technologies, Inc.	758	41,758
Copart, Inc. (1)	2,257	245,246
EMCOR Group, Inc.	966	99,459
Emerson Electric Co.	482	38,338
Encore Wire Corp.	36	3,741
General Dynamics Corp.	2,037	450,686
Graco, Inc.	454	26,972
Heidrick & Struggles International, Inc.	10	324
Hillenbrand, Inc.	781	31,990
Hubbell, Inc.	2	357
Karat Packaging, Inc. (1)	58	989
Lockheed Martin Corp.	709	304,842
ManpowerGroup, Inc.	159	12,149
Matson, Inc.	107	7,798
MDU Resources Group, Inc.	14	378
Mueller Industries, Inc.	531	28,297
MYR Group, Inc. (1)	136	11,986
Northrop Grumman Corp.	499	238,806
nVent Electric PLC	1,021	31,988
Otis Worldwide Corp.	5	353
Republic Services, Inc.	7	916
United Parcel Service, Inc.	325	59,326
V2X, Inc. (1)	159	5,320
Waste Management, Inc.	1,258	192,449
		2,276,517

Information Technology — 4.8%
A10 Networks, Inc.	21	302
Advanced Micro Devices, Inc. (1)	1,390	106,293
Alpha & Omega Semiconductor, Ltd. (1)	4,611	153,731
Amkor Technology, Inc.	4,908	83,191
Apple, Inc.	14,944	2,043,144
Arrow Electronics, Inc. (1)	1,130	126,662
Avnet, Inc.	2,163	92,749
Axcelis Technologies, Inc. (1)	1,248	68,440
Cadence Design Systems, Inc. (1)	352	52,811
Cisco Systems, Inc.	2,812	119,904
Cognizant Technology Solutions Corp.	522	35,230
CommVault Systems, Inc. (1)	6	377
Concentrix Corp.	92	12,479
Dell Technologies, Inc.	9	416

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Diodes, Inc. (1)	545	35,191
Dolby Laboratories, Inc.	443	31,701
EPAM Systems, Inc. (1)	176	51,881
Euronet Worldwide, Inc. (1)	254	25,550
Extreme Networks, Inc. (1)	266	2,373
Fabrinet (1)	4	324
Intel Corp.	5,134	192,063
International Money Express, Inc. (1)	35	716
Intuit, Inc.	555	213,919
Jabil, Inc.	4,358	223,173
Manhattan Associates, Inc. (1)	4,182	479,257
Mastercard, Inc.	544	171,621
Micron Technology, Inc.	7,366	407,192
Microsoft Corp.	8,222	2,111,652
NortonLifeLock, Inc.	1,430	31,403
Oracle Corp.	1,471	102,779
Photronics, Inc. (1)	24	468
QUALCOMM, Inc.	3,391	433,166
Qualys, Inc. (1)	871	109,868
Rimini Street, Inc. (1)	372	2,236
StarTek, Inc. (1)	631	1,824
Tenable Holdings, Inc. (1)	442	20,071
TESSCO Technologies, Inc. (1)	101	597
Visa, Inc.	2	394
Wolfspeed, Inc. (1)	5	317
Zoom Video Communications, Inc. (1)	915	98,793
		7,644,258

Materials — 0.2%
AdvanSix, Inc.	33	1,104
Air Products and Chemicals, Inc.	3	721
Alcoa Corp.	134	6,108
Dow, Inc.	1,212	62,551
Eagle Materials, Inc.	5	550
Flotek Industries, Inc. (1)	676	671
Huntsman Corp.	644	18,257
Louisiana-Pacific Corp.	2,254	118,132
LyondellBasell Industries NV	695	60,785
Newmont Corp.	21	1,253
Nucor Corp.	534	55,755
Packaging Corp. of America	5	688
Royal Gold, Inc.	7	747
Ryerson Holding Corp.	23	490
Schnitzer Steel Industries, Inc.	131	4,302
Southern Copper Corp.	421	20,970
Steel Dynamics, Inc.	287	18,985
Tronox Holdings PLC	25	420

The accompanying notes are an integral part of these financial statements.

Page 34	2022 Semi-Annual Report | June 30, 2022

Schedules of Investments
June 30, 2022 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
United States Steel Corp.	573	10,262
		382,751

Real Estate Investment Trust — 0.0%
Altisource Portfolio Solutions SA (1)	467	5,016
CorEnergy Infrastructure Trust, Inc.	2,011	5,068
Rafael Holdings, Inc. (1)	530	991
RAIT Financial Trust (1)(5)	751	0
Spirit MTA REIT Liquidating Trust (1)(5)	1,024	0
Trinity Place Holdings, Inc. (1)	645	651
		11,726

Utilities — 0.2%
CenterPoint Energy, Inc.	32	947
Constellation Energy Corp.	2,810	160,900
NRG Energy, Inc.	502	19,161
UGI Corp.	2,358	91,042
Vistra Corp.	39	891
		272,941

Total Common Stocks (United States) (Cost $22,732,971)		26,961,728

Preferred Stock (United States) — 0.0%
WESCO International, Inc. Series A Variable Preferred (6)	252	6,910
Total Preferred Stock (United States) (Cost $6,299)		6,910

Warrants (United States) — 0.0%
Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (1)(5)	1	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (1)(5)	1	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(5)	7	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(5)	3	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (1)	48	470
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)	15	480
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(5)	3	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)	26	348

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Warrants (United States) — continued
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)	13	137
Total Warrants (United States) (Cost $941)		1,435

Registered Investment Companies — 14.2%
U.S. Fixed Income — 14.2%
Baird Core Plus Bond Fund - Class I	233,110	2,389,382
BBH Limited Duration Fund - Class I	110,331	1,098,897
Diamond Hill Short Duration Securitized Bond Fund - Class Y	384,216	3,700,000
DoubleLine Total Return Bond Fund - Class I	297,603	2,782,592
Frost Total Return Bond Fund - Class I	165,131	1,580,299
Guggenheim- Total Return Bond Fund - Class I	48,510	1,182,195
iShares Core U.S. Aggregate Bond ETF (7)	11,587	1,178,166
PGIM Short-Term Corporate Bond Fund - Class Q	367,604	3,801,028
Pioneer Bond Fund - Class K	185,550	1,595,730
Segall Bryant & Hamill Plus Bond Fund - Class I	302,395	2,842,510
Total Registered Investment Companies (Cost $22,744,183)		22,150,799

Money Market Registered Investment Companies — 66.0%
Federated Hermes Government Obligations Fund, 1.41%	40,950,000	40,950,000
Meeder Institutional Prime Money Market Fund, 1.42% (2)	62,156,528	62,131,665
Total Money Market Registered Investment Companies (Cost $103,078,980)		103,081,665

Bank Obligations — 0.2%
Metro City Bank Deposit Account, 0.05%, 7/1/2022 (3)	248,529	248,529
Total Bank Obligations (Cost 248,529)		248,529
Total Investments — 97.6% (Cost $148,811,903)		152,451,066
Other Assets less Liabilities — 2.4%		3,791,244
Total Net Assets — 100.0%		156,242,310

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report | June 30, 2022	Page 35

Schedules of Investments
June 30, 2022 (unaudited)

Moderate Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Trustee Deferred Compensation (4)
Meeder Balanced Fund - Retail Class	565	6,650
Meeder Dynamic Allocation Fund - Retail Class	1,394	15,669
Meeder Muirfield Fund - Retail Class	1,813	15,012
Meeder Conservative Allocation Fund - Retail Class	177	3,754
Total Trustee Deferred Compensation (Cost $42,851)		41,085

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(7)	9/16/2022	(1,587,600)	(27,878)
Mini MSCI EAFE Index Futures	49	9/16/2022	4,548,670	4,837
Mini MSCI Emerging Markets Index Futures	17	9/16/2022	852,295	(1,927)
Russell 2000 Mini Index Futures	25	9/16/2022	2,135,000	(19,751)
Standard & Poors 500 Mini Futures	(6)	9/16/2022	(1,136,850)	(13,014)
Total Futures Contracts	78		4,811,515	(57,733)

(1)	Represents non-income producing securities.
(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2022.
(3)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2022. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(4)	Assets of affiliates to the Moderate Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(5)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(6)	Preferred stock.
(7)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

Page 36	2022 Semi-Annual Report | June 30, 2022

Schedules of Investments
June 30, 2022 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — 1.2%
Communication Services — 0.1%
Alphabet, Inc. - Class C (1)	1	2,187
Alphabet, Inc. - Class A (1)	15	32,689
AT&T, Inc.	4	84
Comcast Corp.	708	27,782
Entravision Communications Corp.	172	784
IDT Corp. (1)	8	201
Interpublic Group of Cos., Inc./The	582	16,022
Meta Platforms, Inc. (1)	74	11,933
Omnicom Group, Inc.	142	9,033
Verizon Communications, Inc.	6	305
		101,020

Consumer Discretionary — 0.0%
Academy Sports & Outdoors, Inc.	49	1,741
Amazon.com, Inc. (1)	358	38,023
AutoZone, Inc. (1)	7	15,044
Booking Holdings, Inc. (1)	1	1,749
Chico’s FAS, Inc. (1)	62	308
Frontdoor, Inc. (1)	2	48
Grand Canyon Education, Inc. (1)	77	7,253
Kohl’s Corp.	84	2,998
Macy’s, Inc.	585	10,717
O’Reilly Automotive, Inc. (1)	10	6,318
Qurate Retail, Inc.	409	1,174
Tesla, Inc. (1)	24	16,162
Town Sports International Holdings, Inc. (1)(4)	464	0
Tractor Supply Co.	1	194
Ulta Beauty, Inc. (1)	22	8,481
Yum! Brands, Inc.	22	2,497
		112,707

Consumer Staples — 0.0%
Albertsons Cos., Inc.	162	4,329
Altria Group, Inc.	2	84
Archer-Daniels-Midland Co.	10	776
Coca-Cola Co./The	97	6,102
Costco Wholesale Corp.	37	17,733
Flowers Foods, Inc.	10	263
Kroger Co./The	67	3,171
Mondelez International, Inc.	1	62
PepsiCo, Inc.	68	11,333
Tyson Foods, Inc.	161	13,856
		57,709

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Energy — 0.1%
APA Corp.	23	803
California Resources Corp.	3	116
ChampionX Corp.	26	516
Cheniere Energy, Inc.	29	3,858
Chevron Corp.	82	11,872
Civitas Resources, Inc.	19	994
ConocoPhillips	43	3,862
DT Midstream, Inc.	2	98
EOG Resources, Inc.	45	4,970
EQT Corp.	3	103
Exxon Mobil Corp.	265	22,695
Hess Corp.	9	953
HF Sinclair Corp.	2	90
Marathon Petroleum Corp.	108	8,879
Matador Resources Co.	2	93
ONEOK, Inc.	104	5,772
Ovintiv, Inc.	31	1,370
Phillips 66	62	5,083
Pioneer Natural Resources Co.	4	892
Schlumberger NV	66	2,360
Targa Resources Corp.	275	16,409
Teekay Corp. (1)	65	187
Valero Energy Corp.	17	1,807
Westmoreland Coal Co. (1)(4)	410	0
		93,782

Financials — 0.1%
American Equity Investment Life Holding Co.	5	183
American Financial Group, Inc./OH	11	1,527
American International Group, Inc.	260	13,294
Argo Group International Holdings, Ltd.	33	1,216
Axis Capital Holdings, Ltd.	2	114
Berkshire Hathaway, Inc. (1)	132	36,039
Charles Schwab Corp./The	126	7,961
Chubb, Ltd.	80	15,726
Essent Group, Ltd.	6	233
Hartford Financial Services Group, Inc./The	354	23,162
Markel Corp. (1)	4	5,173
Marsh & McLennan Cos., Inc.	216	33,534
Medley Management, Inc. (1)(4)	25	0
Old Republic International Corp.	5	112
OneMain Holdings, Inc.	31	1,159
Pzena Investment Management, Inc.	173	1,140
Stewart Information Services Corp.	213	10,597
W R Berkley Corp.	3	205

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report | June 30, 2022	Page 37

Schedules of Investments
June 30, 2022 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Walker & Dunlop, Inc.	2	193
Willis Towers Watson PLC	100	19,739
		171,307

Healthcare — 0.3%
AbbVie, Inc.	49	7,505
Amgen, Inc.	69	16,788
Amneal Pharmaceuticals, Inc. (1)	442	1,406
Avalo Therapeutics, Inc. (1)	745	373
Bristol-Myers Squibb Co.	136	10,472
Cardinal Health, Inc.	69	3,607
Centene Corp. (1)	27	2,284
Centogene NV (1)	138	327
Cigna Corp.	7	1,845
Danaher Corp.	22	5,577
Elevance Health, Inc.	21	10,134
Eli Lilly & Co.	56	18,157
Eloxx Pharmaceuticals, Inc. (1)	627	169
Fulgent Genetics, Inc. (1)	32	1,745
Genprex, Inc. (1)	271	377
Gilead Sciences, Inc.	497	30,720
Humana, Inc.	15	7,021
Illumina, Inc. (1)	13	2,397
Johnson & Johnson	102	18,106
McKesson Corp.	1	326
Merck & Co., Inc.	88	8,023
Moderna, Inc. (1)	38	5,428
Oncocyte Corp. (1)	195	175
Palatin Technologies, Inc. (1)	859	241
Pfizer, Inc.	113	5,925
Premier, Inc.	7	250
QuidelOrtho Corp. (1)	117	11,370
Regeneron Pharmaceuticals, Inc. (1)	25	14,778
UnitedHealth Group, Inc.	35	17,977
Vertex Pharmaceuticals, Inc. (1)	29	8,172
Viatris, Inc.	1,051	11,004
West Pharmaceutical Services, Inc.	66	19,956
Zoetis, Inc.	128	22,002
		264,637

Industrials — 0.1%
Axon Enterprise, Inc. (1)	22	2,050
Copart, Inc. (1)	212	23,036
CoStar Group, Inc. (1)	51	3,081
EMCOR Group, Inc.	244	25,122
Heidrick & Struggles International, Inc.	4	129
Lockheed Martin Corp.	32	13,759

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Matson, Inc.	29	2,114
Mueller Industries, Inc.	2	107
Northrop Grumman Corp.	13	6,221
Owens Corning	18	1,338
Republic Services, Inc.	2	262
Univar Solutions, Inc. (1)	4	99
V2X, Inc. (1)	40	1,338
Waste Management, Inc.	68	10,403
		89,059

Information Technology — 0.4%
Amkor Technology, Inc.	906	15,357
Apple, Inc.	697	95,294
Dell Technologies, Inc.	3	139
DXC Technology Co. (1)	3	91
EPAM Systems, Inc. (1)	9	2,653
Intel Corp.	1,023	38,270
International Money Express, Inc. (1)	5	102
Intuit, Inc.	21	8,094
Jabil, Inc.	597	30,572
Manhattan Associates, Inc. (1)	492	56,383
Mastercard, Inc.	63	19,875
Micron Technology, Inc.	254	14,041
Microsoft Corp.	324	83,211
NVIDIA Corp.	28	4,245
Oracle Corp.	128	8,943
Pure Storage, Inc. (1)	1	26
QUALCOMM, Inc.	66	8,431
Tenable Holdings, Inc. (1)	20	908
TESSCO Technologies, Inc. (1)	44	260
Zoom Video Communications, Inc. (1)	49	5,291
		392,186

Materials — 0.0%
AdvanSix, Inc.	12	401
Alcoa Corp.	11	501
Cleveland-Cliffs, Inc. (1)	5	77
Dow, Inc.	318	16,412
Freeport-McMoRan, Inc.	1	29
International Paper Co.	2	84
Louisiana-Pacific Corp.	78	4,088
LyondellBasell Industries NV	70	6,122
Newmont Corp.	4	239
Nucor Corp.	30	3,132
Packaging Corp. of America	36	4,950
Royal Gold, Inc.	14	1,495
Southern Copper Corp.	120	5,977

The accompanying notes are an integral part of these financial statements.

Page 38	2022 Semi-Annual Report | June 30, 2022

Schedules of Investments
June 30, 2022 (unaudited)

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
United States Steel Corp.	97	1,737
		45,244

Real Estate Investment Trust — 0.0%
RAIT Financial Trust (1)(4)	368	0
Spirit MTA REIT Liquidating Trust (1)(4)	477	0
		0

Utilities — 0.1%
CenterPoint Energy, Inc.	8	237
Constellation Energy Corp.	1,220	69,856
National Fuel Gas Co.	3	198
UGI Corp.	622	24,015
Vistra Corp.	6	137
		94,443

Total Common Stocks (United States) (Cost $1,202,751)		1,422,094

Preferred Stock (United States) — 0.0%
WESCO International, Inc. Series A Variable Preferred (5)	153	4,195
Total Preferred Stock (United States) (Cost $3,824)		4,195

Warrants (United States) — 0.0%
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(4)	4	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(4)	1	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (1)	21	206
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)	6	192
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(4)	1	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)	8	107
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)	2	21
Total Warrants (United States) (Cost $374)		526

Conservative Allocation
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Registered Investment Companies — 19.8%
U.S. Fixed Income — 19.8%
Baird Core Plus Bond Fund - Class I	251,776	2,580,703
BBH Limited Duration Fund - Class I	110,331	1,098,897
Diamond Hill Short Duration Securitized Bond Fund - Class Y	425,753	4,100,000
DoubleLine Total Return Bond Fund - Class I	321,031	3,001,644
Frost Total Return Bond Fund - Class I	178,077	1,704,198
Guggenheim- Total Return Bond Fund - Class I	52,292	1,274,344
iShares Core U.S. Aggregate Bond ETF (6)	12,310	1,251,681
PGIM Short-Term Corporate Bond Fund - Class Q	397,672	4,111,930
Pioneer Bond Fund - Class K	199,844	1,718,655
Segall Bryant & Hamill Plus Bond Fund - Class I	326,020	3,064,590
Total Registered Investment Companies (Cost $24,523,363)		23,906,642

Money Market Registered Investment Companies — 77.7%
Federated Hermes Government Obligations Fund, 1.41%	44,200,000	44,200,000
Meeder Institutional Prime Money Market Fund, 1.42% (2)	49,474,956	49,455,166
Total Money Market Registered Investment Companies (Cost $93,651,598)		93,655,166
Total Investments — 98.7% (Cost $119,381,910)		118,988,623
Other Assets less Liabilities — 1.3%		1,518,698
Total Net Assets — 100.0%		120,507,321

Trustee Deferred Compensation (3)
Meeder Balanced Fund - Retail Class	1,365	16,066
Meeder Dynamic Allocation Fund - Retail Class	3,660	41,138
Meeder Muirfield Fund - Retail Class	2,277	18,854
Meeder Conservative Allocation Fund - Retail Class	398	8,442
Total Trustee Deferred Compensation (Cost $81,723)		84,500

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report | June 30, 2022	Page 39

Schedules of Investments
June 30, 2022 (unaudited)

Conservative Allocation
	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
E-mini Standard & Poors MidCap 400 Futures	8	9/16/2022	1,814,400	9,431
Mini MSCI EAFE Index Futures	23	9/16/2022	2,135,090	2,252
Mini MSCI Emerging Markets Index Futures	8	9/16/2022	401,080	(306)
Russell 2000 Mini Index Futures	14	9/16/2022	1,195,600	(8,573)
Standard & Poors 500 Mini Futures	41	9/16/2022	7,768,475	93,144
Total Futures Contracts	94		13,314,645	95,948

(1)	Represents non-income producing securities.
(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2022.
(3)	Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustees Deferred Compensation Plan.
(4)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(5)	Preferred stock.
(6)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

Page 40	2022 Semi-Annual Report | June 30, 2022

Schedules of Investments
June 30, 2022 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — 62.1%
Communication Services — 4.0%
Alphabet, Inc. (1)	2,070	4,528,022
AT&T, Inc.	5,912	123,916
Cogent Communications Holdings, Inc.	1,500	91,140
Comcast Corp.	29,237	1,147,260
Entravision Communications Corp.	1,214	5,536
IDT Corp. (1)	5,644	141,947
Interpublic Group of Cos., Inc./The	18,256	502,588
Liberty TripAdvisor Holdings, Inc. (1)	2,078	1,572
Lumen Technologies, Inc.	3,936	42,942
Meta Platforms, Inc. (1)	5,228	843,015
News Corp.	572	8,912
Nexstar Media Group, Inc.	1,263	205,717
Omnicom Group, Inc.	8,630	548,954
Verizon Communications, Inc.	524	26,593
		8,218,114

Consumer Discretionary — 5.7%
Academy Sports & Outdoors, Inc.	14,042	499,053
Amazon.com, Inc. (1)	29,815	3,166,651
AutoZone, Inc. (1)	51	109,605
Booking Holdings, Inc. (1)	291	508,956
Chico’s FAS, Inc. (1)	743	3,693
Everi Holdings, Inc. (1)	1,238	20,192
Ford Motor Co.	15,497	172,482
Frontdoor, Inc. (1)	1,100	26,488
Gentex Corp.	1,847	51,661
Gentherm, Inc. (1)	1,288	80,384
Grand Canyon Education, Inc. (1)	7,871	741,369
H&R Block, Inc.	5,380	190,022
Hibbett, Inc.	3,554	155,345
Home Depot, Inc./The	345	94,623
Kohl’s Corp.	4,774	170,384
Lennar Corp.	35	2,055
Lululemon Athletica, Inc. (1)	2,825	770,123
M/I Homes, Inc. (1)	5,251	208,255
Macy’s, Inc.	26,609	487,477
Mohawk Industries, Inc. (1)	4,762	590,917
Nordstrom, Inc.	1,973	41,689
O’Reilly Automotive, Inc. (1)	982	620,388
PVH Corp.	6,506	370,191
Qurate Retail, Inc.	2,330	6,687
Skyline Champion Corp. (1)	6,976	330,802
Smith & Wesson Brands, Inc.	5,264	69,116
Sonos, Inc. (1)	15,438	278,502
Tapestry, Inc.	2,344	71,539
Target Corp.	660	93,212

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Thor Industries, Inc.	2,323	173,598
TJX Cos., Inc./The	6,148	343,366
Town Sports International Holdings, Inc. (1)(5)	2,090	0
Tractor Supply Co.	1,069	207,226
Ulta Beauty, Inc. (1)	2,153	829,938
Yum! Brands, Inc.	2,098	238,144
		11,724,133

Consumer Staples — 3.2%
Albertsons Cos., Inc.	9,774	261,161
Archer-Daniels-Midland Co.	11,486	891,314
Bunge, Ltd.	5,318	482,289
Costco Wholesale Corp.	5,992	2,871,846
Darling Ingredients, Inc. (1)	1,919	114,756
Flowers Foods, Inc.	107	2,816
General Mills, Inc.	12,711	959,045
Hostess Brands, Inc. (1)	1,618	34,318
Ingredion, Inc.	153	13,488
Kroger Co./The	295	13,962
Mondelez International, Inc.	2,284	141,814
PepsiCo, Inc.	660	109,996
Simply Good Foods Co./The (1)	7,082	267,487
Tyson Foods, Inc.	4,938	424,964
		6,589,256

Energy — 4.3%
APA Corp.	3,465	120,929
Berry Corp.	1,448	11,034
Bristow Group, Inc. (1)	778	18,205
Centrus Energy Corp. (1)	976	24,156
ChampionX Corp.	616	12,228
Cheniere Energy, Inc.	259	34,455
Chevron Corp.	15,999	2,316,335
Civitas Resources, Inc.	84	4,392
Comstock Resources, Inc. (1)	272	3,286
ConocoPhillips	5,705	512,366
Coterra Energy, Inc.	75	1,934
Devon Energy Corp.	1,994	109,889
Diamondback Energy, Inc.	786	95,224
DT Midstream, Inc.	2,018	98,922
EOG Resources, Inc.	1,660	183,330
Exxon Mobil Corp.	27,122	2,322,728
Halliburton Co.	2,664	83,543
Hess Corp.	624	66,107
Laredo Petroleum, Inc. (1)	55	3,792
Marathon Oil Corp.	331	7,441
Marathon Petroleum Corp.	17,444	1,434,071

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report | June 30, 2022	Page 41

Schedules of Investments
June 30, 2022 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Nine Energy Service, Inc. (1)	2,396	6,349
ONEOK, Inc.	5,048	280,164
Ovintiv, Inc.	1,655	73,134
Phillips 66	2,019	165,538
Pioneer Natural Resources Co.	519	115,779
Ranger Oil Corp.	53	1,742
Schlumberger NV	7,782	278,284
SM Energy Co.	465	15,898
Targa Resources Corp.	2,436	145,356
Teekay Corp. (1)	1,128	3,249
Valero Energy Corp.	3,397	361,033
World Fuel Services Corp.	258	5,279
		8,916,172

Financials — 7.7%
American Equity Investment Life Holding Co.	4,141	151,436
American Financial Group, Inc./OH	577	80,093
American International Group, Inc.	21,477	1,098,119
Argo Group International Holdings, Ltd.	521	19,204
Atlanticus Holdings Corp. (1)	141	4,959
Bank of New York Mellon Corp./The	9,711	405,046
Berkshire Hathaway, Inc. (1)	23,669	6,462,110
Charles Schwab Corp./The	8,554	540,442
Chubb, Ltd.	4,940	971,105
Essent Group, Ltd.	6,116	237,912
Fidelity National Financial, Inc.	5,005	184,985
Hartford Financial Services Group, Inc./The	1,450	94,874
Markel Corp. (1)	189	244,424
Marsh & McLennan Cos., Inc.	11,553	1,793,603
MetLife, Inc.	2,304	144,668
Moelis & Co.	187	7,358
Mr Cooper Group, Inc. (1)	1,322	48,570
Northrim BanCorp., Inc.	795	32,007
Old Republic International Corp.	241	5,389
OneMain Holdings, Inc.	13,820	516,592
Pathward Financial, Inc.	1,175	45,437
Prudential Financial, Inc.	3,366	322,059
Pzena Investment Management, Inc.	1,983	13,068
Regions Financial Corp.	11,137	208,819
State Street Corp.	2,125	131,006
Stewart Information Services Corp.	4,581	227,905
Synchrony Financial	4,480	123,738
W R Berkley Corp.	4,738	323,416
Walker & Dunlop, Inc.	1,453	139,982
Willis Towers Watson PLC	6,377	1,258,756
		15,837,082

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Healthcare — 12.3%
AbbVie, Inc.	12,940	1,981,890
Agilent Technologies, Inc.	224	26,604
Alaunos Therapeutics, Inc. (1)	4,281	5,308
Amgen, Inc.	6,855	1,667,822
Amneal Pharmaceuticals, Inc. (1)	1,969	6,261
Bristol-Myers Squibb Co.	13,027	1,003,079
Cardinal Health, Inc.	19,469	1,017,645
Catalent, Inc. (1)	4,684	502,546
Centene Corp. (1)	2,538	214,740
Centogene NV (1)	647	1,533
Cigna Corp.	2,398	631,921
CVS Health Corp.	9,000	833,940
Danaher Corp.	1,972	499,941
Elevance Health, Inc.	954	460,381
Eli Lilly & Co.	3,844	1,246,340
Eloxx Pharmaceuticals, Inc. (1)	8,083	2,182
Endo International PLC (1)	7,278	3,389
Fulgent Genetics, Inc. (1)	7,681	418,845
Genprex, Inc. (1)	1,400	1,946
Gilead Sciences, Inc.	15,566	962,134
Humana, Inc.	134	62,721
Illumina, Inc. (1)	1,143	210,723
ImmunityBio, Inc. (1)	6,193	23,038
Incyte Corp. (1)	1,663	126,338
Johnson & Johnson	16,827	2,986,961
Joint Corp./The (1)	200	3,062
La Jolla Pharmaceutical Co. (1)	567	1,809
Laboratory Corp. of America Holdings	266	62,340
McKesson Corp.	3,132	1,021,690
Merck & Co., Inc.	14,056	1,281,486
Moderna, Inc. (1)	4,155	593,542
Molina Healthcare, Inc. (1)	97	27,122
Pfizer, Inc.	16,915	886,853
Premier, Inc.	44	1,570
Quest Diagnostics, Inc.	221	29,389
QuidelOrtho Corp. (1)	1,799	174,827
Regeneron Pharmaceuticals, Inc. (1)	1,150	679,800
UnitedHealth Group, Inc.	7,366	3,783,399
Universal Health Services, Inc.	335	33,738
Vertex Pharmaceuticals, Inc. (1)	1,062	299,261
Viatris, Inc.	7,721	80,839
West Pharmaceutical Services, Inc.	2,814	850,869
Zoetis, Inc.	4,235	727,954
		25,437,778

The accompanying notes are an integral part of these financial statements.

Page 42	2022 Semi-Annual Report | June 30, 2022

Schedules of Investments
June 30, 2022 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Industrials — 5.1%
Atkore, Inc. (1)	2,879	238,986
Axon Enterprise, Inc. (1)	4,195	390,848
Boise Cascade Co.	1,198	71,269
Builders FirstSource, Inc. (1)	19,833	1,065,032
BWX Technologies, Inc.	1,804	99,382
Copart, Inc. (1)	9,675	1,051,286
CoStar Group, Inc. (1)	10,232	618,115
EMCOR Group, Inc.	1,844	189,858
Emerson Electric Co.	488	38,816
Encore Wire Corp.	1,041	108,181
General Dynamics Corp.	6,201	1,371,971
Graco, Inc.	2,539	150,842
Hillenbrand, Inc.	2,161	88,515
Hubbell, Inc.	45	8,036
Karat Packaging, Inc. (1)	111	1,894
Lockheed Martin Corp.	4,680	2,012,213
ManpowerGroup, Inc.	1,994	152,362
Matson, Inc.	1,013	73,827
Mueller Industries, Inc.	2,910	155,074
MYR Group, Inc. (1)	289	25,470
Northrop Grumman Corp.	3,463	1,657,288
nVent Electric PLC	338	10,590
United Parcel Service, Inc.	442	80,683
V2X, Inc. (1)	211	7,060
Waste Management, Inc.	4,448	680,455
WW Grainger, Inc.	259	117,697
		10,465,750

Information Technology — 17.7%
A10 Networks, Inc.	4,742	68,190
ACI Worldwide, Inc. (1)	3,146	81,450
Advanced Micro Devices, Inc. (1)	2,969	227,039
Affirm Holdings, Inc. (1)	357	6,447
Alpha & Omega Semiconductor, Ltd. (1)	12,836	427,952
American Software, Inc./GA	713	11,522
Amkor Technology, Inc.	13,290	225,266
Apple, Inc.	67,104	9,174,459
Arrow Electronics, Inc. (1)	2,707	303,428
Avid Technology, Inc. (1)	2,178	56,519
Avnet, Inc.	4,923	211,098
Axcelis Technologies, Inc. (1)	6,740	369,622
Broadcom, Inc.	226	109,793
Cadence Design Systems, Inc. (1)	4,163	624,575
Cisco Systems, Inc.	10,299	439,149
Cognizant Technology Solutions Corp.	1,877	126,679
Concentrix Corp.	944	128,044

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Diodes, Inc. (1)	2,237	144,443
Dolby Laboratories, Inc.	1,739	124,443
DXC Technology Co. (1)	2,194	66,500
EPAM Systems, Inc. (1)	907	267,365
Euronet Worldwide, Inc. (1)	695	69,910
Extreme Networks, Inc. (1)	748	6,672
Intel Corp.	26,855	1,004,646
Intuit, Inc.	1,130	435,547
Jabil, Inc.	18,417	943,135
Manhattan Associates, Inc. (1)	18,656	2,137,978
Mastercard, Inc.	2,969	936,660
Microchip Technology, Inc.	3,082	179,003
Micron Technology, Inc.	30,623	1,692,839
Microsoft Corp.	43,441	11,156,953
NortonLifeLock, Inc.	4,820	105,847
Oracle Corp.	13,761	961,481
Photronics, Inc. (1)	1,258	24,506
Power Integrations, Inc.	3,835	287,663
Pure Storage, Inc. (1)	7,658	196,887
QUALCOMM, Inc.	15,715	2,007,434
Qualys, Inc. (1)	1,501	189,336
Rimini Street, Inc. (1)	1,066	6,407
SS&C Technologies Holdings, Inc.	2,410	139,949
StarTek, Inc. (1)	1,629	4,708
Synopsys, Inc. (1)	341	103,562
Tenable Holdings, Inc. (1)	2,849	129,373
Xperi Holding Corp.	2,934	42,338
Zebra Technologies Corp. (1)	42	12,346
Zoom Video Communications, Inc. (1)	5,742	619,964
		36,589,127

Materials — 1.1%
AdvanSix, Inc.	88	2,943
Alcoa Corp.	349	15,907
Dow, Inc.	5,102	263,314
Eagle Materials, Inc.	2,223	244,397
Freeport-McMoRan, Inc.	8,579	251,022
Huntsman Corp.	482	13,665
Louisiana-Pacific Corp.	9,487	497,214
LyondellBasell Industries NV	1,914	167,398
Newmont Corp.	43	2,566
Nucor Corp.	1,345	140,431
Packaging Corp. of America	1,673	230,038
Royal Gold, Inc.	2,585	276,026
Ryerson Holding Corp.	140	2,981
Schnitzer Steel Industries, Inc.	386	12,676
Southern Copper Corp.	1,298	64,653

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report | June 30, 2022	Page 43

Schedules of Investments
June 30, 2022 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Steel Dynamics, Inc.	902	59,667
United States Steel Corp.	1,655	29,641
Valvoline, Inc.	2,007	57,862
		2,332,401

Real Estate Investment Trust — 0.0%
Altisource Portfolio Solutions SA (1)	1,047	11,245
CorEnergy Infrastructure Trust, Inc.	5,320	13,406
Kilroy Realty Corp.	109	5,704
Rafael Holdings, Inc. (1)	1,612	3,014
SITE Centers Corp.	255	3,435
Spirit MTA REIT Liquidating Trust (1)(5)	3,134	0
		36,804

Utilities — 0.8%
CenterPoint Energy, Inc.	3,857	114,090
Constellation Energy Corp.	7,739	443,135
Evergy, Inc.	188	12,267
NRG Energy, Inc.	8,744	333,758
UGI Corp.	14,131	545,596
Vistra Corp.	5,087	116,238
Xcel Energy, Inc.	491	34,743
		1,599,827

Total Common Stocks (United States) (Cost $114,791,966)		127,746,444

Preferred Stock (United States) — 0.0%
WESCO International, Inc. Series A Variable Preferred (6)	610	16,726
Total Preferred Stock (United States) (Cost $15,247)		16,726

Warrants (United States) — 0.0%
Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (1)(5)	2	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (1)(5)	2	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (1)(5)	15	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (1)(5)	8	0
Hertz Global Holdings Inc. Warrants, Expiration Date 6/30/2051 (1)	89	871
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (1)	27	863

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Warrants (United States) — continued
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (1)(5)	7	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (1)	45	603
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (1)	22	231
Total Warrants (United States) (Cost $2,715)		2,568

Registered Investment Companies — 5.1%
U.S. Fixed Income — 4.6%
Vanguard Short-Term Bond ETF (7)	123,505	9,483,949
		9,483,949

International Equity — 0.5%
iShares Core MSCI EAFE ETF (7)	15,725	925,416
		925,416

Total Registered Investment Companies (Cost $10,345,629)		10,409,365

Money Market Registered Investment Companies — 29.6%
Meeder Institutional Prime Money Market Fund, 1.42% (2)	60,683,741	60,659,468
Total Money Market Registered Investment Companies (Cost $60,660,912)		60,659,468

Bank Obligations — 0.2%
First Merchants Bank Deposit Account, 0.55%, 7/1/2022 (3)	249,644	249,644
Metro City Bank Deposit Account, 0.05%, 7/1/2022 (3)	248,529	248,529
Total Bank Obligations (Cost $498,173)		498,173
Total Investments — 97.0% (Cost $186,314,642)		199,332,744
Other Assets less Liabilities — 3.0%		5,912,011
Total Net Assets — 100.0%		205,244,755

The accompanying notes are an integral part of these financial statements.

Page 44	2022 Semi-Annual Report | June 30, 2022

Schedules of Investments
June 30, 2022 (unaudited)

Dynamic Allocation Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Trustee Deferred Compensation (4)
Meeder Balanced Fund - Retail Class	4,005	47,139
Meeder Dynamic Allocation Fund - Retail Class	10,961	123,202
Meeder Muirfield Fund - Retail Class	5,189	42,965
Meeder Conservative Allocation Fund - Retail Class	1,158	24,561
Total Trustee Deferred Compensation (Cost $225,317)		237,867

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(24)	9/16/2022	(5,443,200)	40,542
Mini MSCI EAFE Index Futures	479	9/16/2022	44,465,570	38,365
Mini MSCI Emerging Markets Index Futures	172	9/16/2022	8,623,220	(14,194)
Russell 2000 Mini Index Futures	141	9/16/2022	12,041,400	(144,195)
Standard & Poors 500 Mini Futures	38	9/16/2022	7,200,050	(58,399)
Total Futures Contracts	806		66,887,040	(137,881)

(1)	Represents non-income producing securities.
(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2022.
(3)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2022. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(4)	Assets of affiliates to the Dynamic Allocation Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(5)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.
(6)	Preferred stock.
(7)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report | June 30, 2022	Page 45

Schedules of Investments
June 30, 2022 (unaudited)

Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — 58.6%
Communication Services — 3.2%
Interpublic Group of Cos., Inc./The	6,654	183,185
Lumen Technologies, Inc.	18,357	200,275
News Corp.	10,626	168,847
News Corp.	10,760	167,641
Omnicom Group, Inc.	2,771	176,263
Warner Bros Discovery, Inc. (1)	11,687	156,840
		1,053,051

Consumer Discretionary — 7.4%
Advance Auto Parts, Inc.	1,009	174,648
BorgWarner, Inc.	5,333	177,962
Gap, Inc./The	13,704	112,921
Hasbro, Inc.	2,325	190,371
Mohawk Industries, Inc. (1)	1,358	168,514
Newell Brands, Inc.	9,393	178,843
Norwegian Cruise Line Holdings, Ltd. (1)	10,736	119,384
Penn National Gaming, Inc. (1)	4,847	147,446
PulteGroup, Inc.	4,492	178,018
PVH Corp.	2,292	130,415
Ralph Lauren Corp.	1,810	162,267
Tapestry, Inc.	5,967	182,113
Under Armour, Inc. (1)	14,020	106,272
Under Armour, Inc. (1)	11,900	99,127
Whirlpool Corp.	1,068	165,401
Wynn Resorts, Ltd. (1)	2,580	147,008
		2,440,710

Consumer Staples — 2.8%
Campbell Soup Co.	4,209	202,242
Conagra Brands, Inc.	5,942	203,454
J M Smucker Co./The	578	73,990
Lamb Weston Holdings, Inc.	3,358	239,963
Molson Coors Beverage Co.	3,793	206,756
		926,405

Energy — 2.0%
APA Corp.	4,699	163,995
ConocoPhillips	2,083	187,074
Coterra Energy, Inc.	6,434	165,933
Marathon Oil Corp.	7,027	157,967
		674,969

Financials — 7.1%
Assurant, Inc.	1,165	201,370
Cboe Global Markets, Inc.	1,943	219,928
Comerica, Inc.	2,449	179,708

Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Everest Re Group, Ltd.	780	218,618
Globe Life, Inc.	2,253	219,600
Invesco, Ltd.	10,515	169,607
Lincoln National Corp.	3,404	159,205
Loews Corp.	3,641	215,766
M&T Bank Corp.	1,228	195,731
MarketAxess Holdings, Inc.	628	160,774
W R Berkley Corp.	3,161	215,770
Wells Fargo & Co. (1)(5)	1	0
Zions BanCorp. NA	3,305	168,225
		2,324,302

Healthcare — 5.6%
ABIOMED, Inc. (1)	706	174,742
Cardinal Health, Inc.	3,698	193,294
DaVita, Inc. (1)	2,043	163,358
DENTSPLY SIRONA, Inc.	4,471	159,749
Henry Schein, Inc. (1)	2,540	194,920
Incyte Corp. (1)	2,854	216,818
Organon & Co.	6,512	219,780
Teleflex, Inc.	761	187,092
Universal Health Services, Inc.	1,716	172,818
Viatris, Inc.	15,811	165,541
		1,848,112

Industrials — 10.9%
A O Smith Corp.	3,009	164,532
Alaska Air Group, Inc. (1)	4,152	166,288
Allegion plc	1,930	188,947
American Airlines Group, Inc. (1)	13,439	170,407
CH Robinson Worldwide, Inc.	2,316	234,773
Fortune Brands Home & Security, Inc.	2,382	142,634
Howmet Aerospace, Inc.	7,623	239,743
Huntington Ingalls Industries, Inc.	1,243	270,750
Leidos Holdings, Inc.	2,781	280,075
Masco Corp.	3,640	184,184
Nielsen Holdings PLC	11,950	277,479
Pentair PLC	3,556	162,758
Quanta Services, Inc.	2,201	275,873
Robert Half International, Inc.	2,103	157,494
Rollins, Inc.	7,605	265,567
Snap-on, Inc.	1,158	228,161
United Airlines Holdings, Inc. (1)	5,527	195,766
		3,605,431

The accompanying notes are an integral part of these financial statements.

Page 46	2022 Semi-Annual Report | June 30, 2022

Schedules of Investments
June 30, 2022 (unaudited)

Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Common Stocks (United States) — continued
Information Technology — 5.8%
Ceridian HCM Holding, Inc. (1)	2,541	119,630
Citrix Systems, Inc.	2,153	209,207
DXC Technology Co. (1)	7,190	217,929
F5, Inc. (1)	1,066	163,141
IPG Photonics Corp. (1)	1,465	137,900
Jack Henry & Associates, Inc.	1,179	212,244
Juniper Networks, Inc.	6,685	190,523
NortonLifeLock, Inc.	8,850	194,341
PTC, Inc. (1)	1,953	207,682
SolarEdge Technologies, Inc. (1)	927	253,701
		1,906,298

Materials — 5.0%
CF Industries Holdings, Inc.	2,985	255,904
Eastman Chemical Co.	2,092	187,799
FMC Corp.	2,298	245,909
Mosaic Co./The	6,312	298,116
Packaging Corp. of America	1,608	221,100
Sealed Air Corp.	3,466	200,058
Westrock Co.	5,584	222,467
		1,631,353

Real Estate Investment Trust — 3.7%
Federal Realty OP LP	1,834	175,587
Host Hotels & Resorts, Inc.	14,395	225,714
Iron Mountain, Inc.	5,037	245,252
Kimco Realty Corp.	10,131	200,290
Regency Centers Corp.	3,283	194,715
SL Green Realty Corp.	128	5,907
Vornado Realty Trust	5,642	161,305
		1,208,770

Utilities — 5.1%
AES Corp./The	10,453	219,618
Alliant Energy Corp.	4,210	246,748
Atmos Energy Corp.	2,406	269,713
Evergy, Inc.	3,706	241,817
NiSource, Inc.	8,248	243,233
NRG Energy, Inc.	5,997	228,905
Pinnacle West Capital Corp.	3,063	223,967
		1,674,001

Total Common Stocks (United States) (Cost $18,635,721)		19,293,402

Quantex Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Money Market Registered Investment Companies — 37.4%
Meeder Institutional Prime Money Market Fund, 1.42% (2)	12,328,436	12,323,505
Total Money Market Registered Investment Companies (Cost $12,329,587)		12,323,505

Bank Obligations — 0.0%
First Merchants Bank Deposit Account, 0.55%, 7/1/2022 (3)	8,199	8,199
Metro City Bank Deposit Account, 0.05%, 7/1/2022 (3)	19	19
Total Bank Obligations (Cost $8,218)		8,218
Total Investments — 96.0% (Cost $30,973,526)		31,625,125
Other Assets less Liabilities — 4.0%		1,313,311
Total Net Assets — 100.0%		32,938,436

Trustee Deferred Compensation (4)
Meeder Balanced Fund - Retail Class	1,170	13,771
Meeder Dynamic Allocation Fund - Retail Class	3,145	35,350
Meeder Muirfield Fund - Retail Class	1,585	13,124
Meeder Conservative Allocation Fund - Retail Class	337	7,148
Total Trustee Deferred Compensation (Cost $66,472)		69,393

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report | June 30, 2022	Page 47

Schedules of Investments
June 30, 2022 (unaudited)

Quantex Fund
	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation) ($)
Futures Contracts
Index Futures
E-mini Standard & Poors MidCap 400 Futures	31	9/16/2022	7,030,800	(28,124)
Standard & Poors 500 Mini Futures	35	9/16/2022	6,631,625	100,601
Total Futures Contracts	66		13,662,425	72,477

(1)	Represents non-income producing securities.
(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2022.
(3)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2022. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(4)	Assets of affiliates to the Quantex Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(5)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

The accompanying notes are an integral part of these financial statements.

Page 48	2022 Semi-Annual Report | June 30, 2022

Schedules of Investments
June 30, 2022 (unaudited)

Tactical Income Fund
Security Description	Shares or Principal Amount ($)	Fair Value ($)
Registered Investment Companies (U.S. Fixed Income) — 28.7%
BBH Limited Duration Fund - Class I	497,264	4,952,746
Diamond Hill Short Duration Securitized Bond Fund - Class Y	213,030	2,051,482
Frost Total Return Bond Fund - Class I	175,434	1,678,905
iShares Core 1-5 Year USD Bond ETF (3)	198,740	9,420,274
PGIM Short-Term Corporate Bond Fund - Class Q	90,664	937,466
Total Registered Investment Companies (U.S. Fixed Income) (Cost $19,913,200)		19,040,873

Money Market Registered Investment Companies — 71.1%
Federated Hermes Government Obligations Fund, 1.41%	35,000,000	35,000,000
Meeder Institutional Prime Money Market Fund, 1.42% (1)	12,237,114	12,232,219
Total Money Market Registered Investment Companies (Cost $47,231,568)		47,232,219

U.S. Government Obligations — 0.1%
Government National Mortgage Association, 6.50%, due 7/20/2038	59,751	68,372
Total U.S. Government Obligations (Cost $63,701)		68,372
Total Investments — 99.9% (Cost $67,208,469)		66,341,464
Other Assets less Liabilities — 0.1%		56,038
Total Net Assets — 100.0%		66,397,502

Trustee Deferred Compensation (2)
Meeder Balanced Fund - Retail Class	1,338	15,748
Meeder Dynamic Allocation Fund - Retail Class	3,505	39,396
Meeder Muirfield Fund - Retail Class	1,900	15,732
Meeder Conservative Allocation Fund - Retail Class	393	8,336
Total Trustee Deferred Compensation (Cost $79,034)		79,212

(1)	Investment in affiliate. The yield shown represents the 7-day yield in effect at June 30, 2022.
(2)	Assets of affiliates to the Tactical Income Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.
(3)	Exchange-traded fund.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report | June 30, 2022	Page 49

Schedules of Investments
June 30, 2022 (unaudited)

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Certificates of Deposit — 27.4%
Banco Santander Yankee CD	0.20%		08/19/22	1,500,000	1,496,544
Bank of Montreal Chicago (Secured Overnight Financing Rate + 0.24%)	1.75	%(2)	12/01/22	5,000,000	4,994,455
Bank of Montreal Chicago (Secured Overnight Financing Rate + 0.61%)	2.12	%(2)	07/21/23	10,000,000	9,995,001
Bank of Montreal Chicago (Secured Overnight Financing Rate + 0.20%)	1.71	%(2)	11/03/22	5,000,000	4,996,155
Barclays Bank PLC NY (Secured Overnight Financing Rate + 0.30%)	1.81	%(2)	02/02/23	5,000,000	4,990,510
Barclays Bank PLC NY (Secured Overnight Financing Rate + 0.29%)	1.80	%(2)	02/16/23	5,000,000	4,989,140
Canadian Imperial Holdings, Inc. (Secured Overnight Financing Rate + 0.30%)	1.81	%(2)	01/06/23	5,000,000	4,996,405
Canadian Imperial Holdings, Inc. (Secured Overnight Financing Rate + 0.25%)	1.76	%(2)	02/10/23	6,000,000	5,990,688
Canadian Imperial Holdings, Inc. (Secured Overnight Financing Rate + 0.25%)	1.76	%(2)	02/17/23	5,000,000	4,991,555
Canadian Imperial Holdings, Inc. (Secured Overnight Financing Rate + 0.21%)	1.72	%(2)	12/01/22	5,000,000	4,997,000
Cooperatieve Rabobank UA/NY (Secured Overnight Financing Rate + 0.49%)	2.00	%(2)	03/10/23	10,000,000	9,999,195
Credit Agricole Yankee CD	1.96%		09/21/22	5,000,000	4,992,350
Lloyds Bank Corp. Mkts/NY Yankee CD	0.23%		08/17/22	400,000	399,168
Lloyds Bank Corp. Mkts/NY (Secured Overnight Financing Rate + 0.28%)	1.79	%(2)	02/13/23	5,000,000	4,992,135

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Certificates of Deposit — continued
Mitsubishi UFJ Trust & Banking Corp. (Secured Overnight Financing Rate + 0.19%)	1.70	%(2)	07/27/22	5,000,000	4,999,915
Mizuho Bank, Ltd./NY Yankee CD	0.33%		07/15/22	5,000,000	4,997,320
Mizuho Bank, Ltd./NY (Secured Overnight Financing Rate + 0.18%)	1.63	%(2)	08/10/22	5,000,000	4,999,665
MUFG Bank, Ltd./New York, NY Yankee CD	0.23%		07/15/22	2,000,000	1,998,880
MUFG Bank, Ltd./New York, NY Yankee CD	0.32%		08/08/22	3,000,000	2,995,533
MUFG Bank, Ltd./New York, NY Yankee CD	0.21%		09/20/22	2,000,000	1,991,298
Natixis SA/New York, NY Yankee CD	0.30%		10/21/22	5,000,000	4,965,490
Natixis SA/New York, NY (Secured Overnight Financing Rate + 0.41%)	1.92	%(2)	12/02/22	10,000,000	10,001,500
Nordea Bank ABP/New York, NY (Secured Overnight Financing Rate + 0.29%)	1.80	%(2)	08/26/22	5,000,000	5,000,460
Nordea Bank ABP/New York, NY (Secured Overnight Financing Rate + 0.34%)	1.85	%(2)	10/21/22	5,000,000	5,000,365
Nordea Bank ABP/New York, NY (Secured Overnight Financing Rate + 0.19%)	1.70	%(2)	10/24/22	5,000,000	4,997,870
Royal Bank of Canada (Secured Overnight Financing Rate + 0.15%)	1.66	%(2)	08/09/22	5,000,000	4,999,595
Royal Bank of Canada Yankee CD	0.27%		10/20/22	5,000,000	4,967,195
Standard Chartered Bank NY (Secured Overnight Financing Rate + 0.21%)	1.72	%(2)	11/07/22	5,000,000	4,996,760
Standard Chartered Bank NY (Secured Overnight Financing Rate + 0.40%)	1.91	%(2)	11/01/22	10,000,000	10,000,520
Sumitomo Mitsui Banking Corp./NY Yankee CD	1.65%		07/21/22	5,000,000	5,000,135

The accompanying notes are an integral part of these financial statements.

Page 50	2022 Semi-Annual Report | June 30, 2022

Schedules of Investments
June 30, 2022 (unaudited)

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Certificates of Deposit — continued
Sumitomo Mitsui Banking Corp./NY (Secured Overnight Financing Rate + 0.45%)	1.96	%(2)	11/23/22	5,000,000	4,999,855
Sumitomo Mitsui Banking Corp./NY (Secured Overnight Financing Rate + 0.60%)	2.11	%(2)	05/03/23	10,000,000	9,997,040
Svenska Handelsbanken (Secured Overnight Financing Rate + 0.15%)	1.66	%(2)	08/01/22	1,000,000	999,954
Toronto Dominion Bank/New York, NY (Secured Overnight Financing Rate + 0.23%)	1.74	%(2)	02/08/23	5,000,000	5,000,000
Toronto Dominion Bank/New York, NY Yankee CD	2.40%		05/11/23	5,000,000	5,000,000
Toronto Dominion Bank/New York, NY Yankee CD	3.02%		07/03/23	5,000,000	4,963,535
Toronto Dominion Bank/New York, NY Yankee CD	0.27%		10/20/22	1,000,000	993,639
Toronto Dominion Bank/New York, NY (US Federal Funds Effective Rate + 0.49%)	2.07	%(2)	12/23/22	5,000,000	5,000,000
Total Certificates of Deposit (Cost $191,839,652)					191,686,825

Commercial Paper — 40.7%
American Honda Finance Corp.	1.90%		07/21/22	10,000,000	9,987,649
American Honda Finance Corp.	1.98%		07/25/22	1,500,000	1,497,778
American Honda Finance Corp.	2.18%		08/23/22	10,000,000	9,966,850
Anglesea Funding	1.62%		07/01/22	800,000	799,966
Anglesea Funding	1.62%		07/05/22	10,000,000	9,997,373
Bank of Montreal	1.62%		07/08/22	3,700,000	3,698,701
Bank of Nova Scotia/The	0.12%		07/27/22	2,000,000	1,997,616
Bank of Nova Scotia/The	0.12%		07/29/22	2,000,000	1,997,438
Bank of Nova Scotia/The	0.22%		10/03/22	1,450,000	1,441,861

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Commercial Paper — continued
Barclays Capital, Inc.	2.53%		01/05/23	5,000,000	4,919,831
Barclays Capital, Inc.	0.17%		08/08/22	3,750,000	3,741,926
Bedford Row Funding	3.05%		01/03/23	10,000,000	9,842,560
Bedford Row Funding	0.33%		08/18/22	3,000,000	2,992,140
Bedford Row Funding (Secured Overnight Financing Rate + 0.40%)	1.91	%(2)	12/12/22	5,000,000	4,999,500
BNP Paribas SA/New York, NY	1.57%		07/01/22	8,443,000	8,443,000
Chesham Finance, LLC	1.22%		07/01/22	1,000,000	999,957
Chesham Finance, LLC	1.61%		07/06/22	10,000,000	9,996,928
Chesham Finance, LLC	1.60%		07/11/22	10,000,000	9,995,130
Collateralized Commercial Paper V Co.	2.70%		02/24/23	2,700,000	2,641,691
Collateralized Commercial Paper V Co.	1.62%		07/05/22	1,700,000	1,699,629
Collateralized Commercial Paper V Co.	1.67%		07/11/22	1,955,000	1,954,048
Collateralized Commercial Paper V Co.	1.73%		07/14/22	310,000	309,807
Collateralized Commercial Paper V Co.	2.27%		11/30/22	5,000,000	4,940,970
Collateralized Commercial Paper V Co.	1.62%		07/05/22	500,000	499,891
Collateralized Commercial Paper FLEX Co., LLC (Secured Overnight Financing Rate + 0.17%)	1.68	%(2)	07/21/22	5,000,000	4,999,970
CommonWealth Bank	0.25%		07/15/22	2,000,000	1,998,692
CommonWealth Bank	2.00%		11/07/22	1,500,000	1,486,551
CommonWealth Bank (Secured Overnight Financing Rate + 0.20%)	1.71	%(2)	08/24/22	5,000,000	4,999,290
Crown Point Capital	0.60%		08/02/22	5,000,000	4,991,965
Crown Point Capital	2.39%		12/06/22	10,000,000	9,870,810
Crown Point Capital	1.03%		12/19/22	1,000,000	985,538
DZ Bank AG	1.63%		07/08/22	750,000	749,736
DZ Bank AG	1.32%		08/02/22	5,000,000	4,992,085
Ebury Finance, LLC	1.61%		07/07/22	10,000,000	9,996,930
Ebury Finance, LLC	1.60%		07/12/22	10,000,000	9,994,670
Ebury Finance, LLC	1.52%		08/01/22	3,000,000	2,995,365

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report | June 30, 2022	Page 51

Schedules of Investments
June 30, 2022 (unaudited)

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Commercial Paper — continued
Glencove Funding, LLC	1.66%		07/08/22	900,000	899,683
Glencove Funding, LLC	2.05%		11/07/22	1,000,000	990,626
Great Bear Funding	1.62%		07/01/22	15,000,000	14,999,355
Great Bear Funding	1.60%		07/05/22	15,000,000	14,996,730
Halkin Finance, LLC	1.15%		07/01/22	13,000,000	12,999,441
Lloyds Bank Corp. Mkts./NY	2.08%		11/21/22	5,000,000	4,946,080
Macquarie Bank, Ltd./Australia	0.60%		08/02/22	5,000,000	4,991,885
National Australia Bank, Ltd.	2.05%		11/01/22	900,000	892,399
Natixis SA/New York, NY	0.40%		08/15/22	5,000,000	4,987,470
Nordea Bank ABP	0.33%		07/01/22	10,000,000	9,999,570
Ridgefield Funding Co.	1.45%		08/11/22	1,500,000	1,496,801
Ridgefield Funding Co.	2.04%		10/03/22	5,000,000	4,968,850
Royal Bank of Canada (Secured Overnight Financing Rate + 0.25%)	1.76	%(2)	02/24/23	5,000,000	4,989,815
Royal Bank of Canada	0.13%		07/06/22	2,000,000	1,999,478
Royal Bank of Canada	0.28%		10/04/22	2,650,000	2,633,061
Royal Bank of Canada	0.21%		10/12/22	2,000,000	1,985,706
Royal Bank of Canada	0.38%		11/14/22	1,000,000	989,428
Standard Chartered Bank NY	0.14%		07/27/22	2,700,000	2,696,782
Standard Chartered Bank NY	0.39%		10/14/22	900,000	893,939
Toronto Dominion Bank/New York, NY	1.62%		07/07/22	1,000,000	999,697
Westpac Banking Corp. (Secured Overnight Financing Rate + 0.45%)	1.96	%(2)	02/21/23	10,000,000	9,995,670
Westpac Banking Corp. (Secured Overnight Financing Rate + 0.44%)	1.95	%(2)	09/22/22	5,000,000	5,001,385
Westpac Banking Corp. (Secured Overnight Financing Rate + 0.36%)	1.87	%(2)	11/14/22	5,000,000	4,999,505
Westpac Securities, Ltd.	0.29%		08/18/22	2,500,000	2,494,025
Westpac Securities, Ltd.	1.99%		11/01/22	500,000	495,867
Total Commercial Paper (Cost $284,997,911)					284,767,089

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Corporate Obligations — 2.1%
Bank of Montreal (Bloomberg 1Month Short Term Bank Yield Index (USD) + 0.42%)	2.03	%(2)	01/03/23	10,000,000	10,000,000
Citigroup Global Markets, Inc.	3.80%		07/30/23	5,000,000	5,000,000
Total Corporate Obligations (Cost $15,000,000)					15,000,000

Repurchase Agreements — 23.5%
StoneX (Collateralized by $66,211,211 various Corporate Bonds, FMACs, GNMAs, and FNMAs, 0.52% - 6.95%, due 8/2/22 - 1/1/99, fair value $51,240,485)(proceeds $50,002,361) purchase date 6/30/22	1.70%		07/01/22	50,000,000	50,000,000
South Street (Collateralized by $90,589,161 various FMACs, FHLBs, SBAs, FNMAs, FCSBs, GNMAs, and U.S. Treasuries, 3.00% - 6.50%, due 1/1/26 - 6/1/52, fair value $61,248,890)(proceeds $60,002,500), purchase date 6/30/22	1.50%		07/01/22	60,000,000	60,000,000
South Street (Collateralized by $116,943,827 various FMACs, GNMAs, FNMAs, FHLBs, SBAs, and Corporate Bonds, 1.38% - 6.50%, due 10/11/22 - 5/1/52, fair value $56,163,672)(proceeds $55,002,368), purchase date 6/30/22	1.55%		07/01/22	55,000,000	55,000,000
Total Repurchase Agreements (Cost $165,000,000)					165,000,000

The accompanying notes are an integral part of these financial statements.

Page 52	2022 Semi-Annual Report | June 30, 2022

Schedules of Investments
June 30, 2022 (unaudited)

Institutional Prime Money Market Fund
Security Description	Coupon/ Yield		Maturity/ Demand Date	Principal Amount ($) or Shares	Fair Value ($)
Variable Rate Demand Notes — 3.2%
Metro Transport Authority NY Revenue	1.20	%(1)	07/07/22	5,000,000	5,000,000
Michigan State Finance Authority Revenue	1.56	%(1)	07/07/22	4,500,000	4,500,000
Ohio State Special Obligation	1.20	%(1)	07/06/22	3,000,000	3,000,000
Pittsburgh & Allegheny County PA Sports & Exhibition Authority	1.60	%(1)	07/07/22	1,715,000	1,715,000
Triborough NY Bridge & Tunnel Authority Revenues	1.19	%(1)	07/06/22	2,400,000	2,400,000
Triborough NY Bridge & Tunnel Authority Revenues	0.75	%(1)	07/07/22	6,000,000	6,000,000
Total Variable Rate Demand Notes (Cost $22,615,000)					22,615,000

Money Market Registered Investment Companies — 4.6%
Federated Hermes Government Obligations Fund, 1.41% (3)				31,958,602	31,958,602
Total Money Market Registered Investment Companies (Cost $31,958,602)					31,958,602
Total Investments — 101.5% (Cost $711,411,165)					711,027,516
Liabilities less Other Assets — (1.5%)					(10,182,157)
Total Net Assets — 100.0%					700,845,359

Institutional Prime Money Market Fund
Security Description	Principal Amount ($) or Shares	Fair Value ($)
Trustee Deferred Compensation (4)
Meeder Balanced Fund - Retail Class	89	1,048
Meeder Dynamic Allocation Fund - Retail Class	220	2,473
Meeder Muirfield Fund - Retail Class	287	2,376
Meeder Conservative Allocation Fund - Retail Class	28	594
Total Trustee Deferred Compensation (Cost $6,772)		6,491

(1)

Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at June 30, 2022. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(2)

Floating rate security. Interest rates reset periodically. The reference rate and spread are indicated in the description above. The rate shown represents the rate in effect at June 30, 2022. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

(3)

7-day yield as of June 30, 2022. The Fund may invest a significant portion of its assets in shares of one or more investment companies, including money market mutual funds. The Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies.

(4)	Assets of affiliates to the Institutional Prime Money Market Fund held for the benefit of the Fund’s Trustees in connection with the Trustee Deferred Compensation Plan.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report | June 30, 2022	Page 53

Statements of Assets and Liabilities June 30, 2022 (unaudited)

	Muirfield Fund	Spectrum Fund
Assets
Investments, at fair value (1)(2)	$336,605,421	$122,329,374
Repurchase agreements, at fair value (1)	—	—
Investments in affiliates, at fair value (1)	273,579,597	46,797,670
Trustee deferred compensation investments, at fair value	327,466	55,003
Deposits at broker for futures contracts (3)	28,537,973	13,515,252
Cash held at broker for collateral on securities sold short	—	994
Receivable for securities sold	7,109,159	2,669,117
Receivable for capital stock issued	390,500	64,805
Interest and dividend receivable	468,695	126,608
Prepaid expenses/other assets	52,693	28,686
Total Assets	647,071,504	185,587,509

Liabilities
Payable for securities purchased	3,276,875	1,340,601
Payable for Trustee Deferred Compensation Plan	327,466	55,003
Payable for capital stock redeemed	236,168	34,056
Dividends payable	—	—
Payable to investment adviser	334,409	110,336
Accrued distribution plan (12b-1) and shareholder service plan fees	126,607	23,377
Accrued transfer agent, fund accounting, CCO, and administrative fees	97,549	36,533
Accrued trustee fees	8,537	3,133
Other accrued liabilities	44,792	38,238
Total Liabilities	4,452,403	1,641,277

Net Assets	$642,619,101	$183,946,232

Net Assets
Capital	$570,844,432	$159,313,166
Distributable Earnings (Accumulated Deficit)	71,774,669	24,633,066
Total Net Assets	$642,619,101	$183,946,232

Net Asset Value Per Share
Retail Class
Net Assets	$39,947,463	$1,817,869
Shares Outstanding	4,821,808	150,037
Net Asset Value, Offering and Redemption Price Per Share	$8.28	$12.12

Adviser Class
Net Assets	$90,080,372	$32,467,273
Shares Outstanding	10,743,958	2,657,919
Net Asset Value, Offering and Redemption Price Per Share	$8.38	$12.22

Institutional Class
Net Assets	$512,591,266	$149,661,090
Shares Outstanding	61,049,093	12,216,602
Net Asset Value, Offering and Redemption Price Per Share	$8.40	$12.25

Net Asset Value Per Share - Money Market Fund
Net Assets
Shares Outstanding
Net Asset Value, Offering and Redemption Price Per Share

(1) Investments and affiliated investments at cost	$567,553,117	$157,665,652
(2) Fair value of securities loaned included in investments at fair value (See Note #2, Note #3, and Note #5)	$—	$—
(3) Required margin held as collateral for futures contracts	$9,625,394	$4,198,406

The accompanying notes are an integral part of these financial statements.

Page 54	2022 Semi-Annual Report | June 30, 2022

Global Allocation Fund	Balanced Fund	Moderate Allocation Fund	Conservative Allocation Fund	Dynamic Allocation Fund	Quantex Fund	Tactical Income Fund	Institutional Prime Money Market Fund

$14,431,941	$209,324,460	$90,319,401	$69,533,457	$138,673,276	$19,301,620	$54,109,245	$546,027,516
—	—	—	—	—	—	—	165,000,000
21,298,750	121,304,168	62,131,665	49,455,166	60,659,468	12,323,505	12,232,219	—
113,934	210,545	41,085	84,500	237,867	69,393	79,212	6,491
927,097	13,278,480	2,752,980	1,253,108	5,500,799	1,297,564	—	—
—	—	—	—	—	—	—	—
288,002	3,210,282	1,088,855	353,171	2,314,540	19	38	—
9,416	123,768	37,560	41,337	143,760	18,282	92,496	—
25,840	268,254	127,581	105,613	137,309	37,460	48,126	344,043
23,474	35,135	35,702	31,963	34,828	30,860	31,821	—
37,118,454	347,755,092	156,534,829	120,858,315	207,701,847	33,078,703	66,593,157	711,378,050

40	878,030	1,019	60,921	1,930,754	—	—	9,845,000
113,934	210,545	41,085	84,500	237,867	69,393	79,212	6,491
26,294	220,876	74,769	71,522	110,531	392	49,617	—
—	12,895	2,983	1,669	—	—	125	562,035
22,250	189,865	74,956	48,194	107,912	20,337	15,341	—
3,997	73,779	32,830	25,573	—	21,207	9,495	53
11,322	63,765	31,861	25,871	40,622	10,705	14,522	84,259
846	6,923	2,617	2,096	2,786	747	820	215
16,844	43,663	30,399	30,648	26,620	17,486	26,523	34,638
195,527	1,700,341	292,519	350,994	2,457,092	140,267	195,655	10,532,691

$36,922,927	$346,054,751	$156,242,310	$120,507,321	$205,244,755	$32,938,436	$66,397,502	$700,845,359

$37,607,813	$321,506,261	$155,586,588	$125,931,017	$203,695,788	$32,949,113	$80,028,864	$701,231,585
(684,886)	24,548,490	655,722	(5,423,696)	1,548,967	(10,677)	(13,631,362)	(386,226)
$36,922,927	$346,054,751	$156,242,310	$120,507,321	$205,244,755	$32,938,436	$66,397,502	$700,845,359

$2,650,892	$7,270,291	$1,097,031	$5,835,520	$7,090,053	$13,186,178	$2,404,811
267,202	617,621	97,716	275,124	630,827	406,743	266,478
$9.92	$11.77	$11.23	$21.21	$11.24	$32.42	$9.02

$4,153,839	$62,903,433	$29,473,501	$20,682,308	$21,734,084	$3,607,774	$9,302,778
415,409	5,303,156	2,619,826	964,503	1,911,451	110,328	1,029,862
$10.00	$11.86	$11.25	$21.44	$11.37	$32.70	$9.03

$30,118,196	$275,881,027	$125,671,778	$93,989,493	$176,420,618	$16,144,484	$54,689,913
3,020,785	23,214,431	11,153,902	4,373,021	15,543,359	494,706	6,058,923
$9.97	$11.88	$11.27	$21.49	$11.35	$32.63	$9.03

							$700,845,359
							701,143,877
							$0.9996

$34,092,610	$311,665,615	$148,811,903	$119,381,910	$186,314,642	$30,973,526	$67,208,469	$711,411,165
$—	$—	$—	$—	$—	$—	$—	$—
$364,022	$3,535,836	$411,074	$752,333	$3,789,594	$786,000	$—	$—

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report | June 30, 2022	Page 55

Statements of Operations For the Six Months Ended June 30, 2022 (unaudited)

	Muirfield Fund	Spectrum Fund
Investment Income
Interest	$7,089	$2,640
Income from affiliates	474,355	83,317
Dividends	3,308,578	1,122,801
Total Investment Income	3,790,022	1,208,758

Fund Expenses
Investment adviser	2,191,833	733,579
Transfer agent - Retail Class	19,755	1,270
Transfer agent - Adviser Class	46,445	21,422
Transfer agent - Institutional Class	259,724	94,919
Transfer agent - Money Market Fund
Fund accounting	52,606	28,149
Administrative	231,705	83,366
Trustee	15,826	4,954
Audit and tax services	8,389	8,392
Legal	1,280	1,275
Custody	34,891	10,922
Printing	2,483	3,160
Distribution plan (12b-1) - Retail Class (1)	41,529	2,646
Distribution plan (12b-1) - Money Market Fund
Shareholder service plan - Retail Class	18,065	2,117
Shareholder service plan - Adviser Class	—	—
Shareholder service plan - Institutional Class	248,425	56,951
Postage	15,994	11,765
Registration and filing	32,579	29,744
Insurance	17,282	5,542
Chief Compliance Officer	3,534	3,537
Other	25,977	18,145
Total Expenses Before Reductions	3,268,322	1,121,855

Expenses voluntarily reimbursed/waived by investment adviser (See Note #5)	—	—
Expenses contractually reimbursed/waived by investment adviser (See Note #5)	—	—
Securities lending credit (See Note #5)	(234)	—

Net Expenses	3,268,088	1,121,855

Net Investment Income (Loss)	521,934	86,903

Net Realized and Unrealized Gain (Loss) from Investments
Net realized gains (losses) from unaffiliated investments	25,932,986	8,468,442
Net realized gains (losses) from affiliated investments	(55,653)	(23,764)
Net realized gains (losses) from futures contracts	(3,805,402)	2,593,938
Net Realized Gains (Losses) from Investment Transactions, Futures Contracts, and Distributions of Long-term Realized Gains by Other Investment Companies	22,071,931	11,038,616

Net change in unrealized appreciation (depreciation) of unaffiliated investments	(116,848,497)	(37,244,025)
Net change in unrealized appreciation (depreciation) of affiliated investments	(44,732)	(375)
Net change in unrealized appreciation (depreciation) of futures contracts	(1,756,569)	(346,268)
Net Change in Unrealized Appreciation (Depreciation) of Investment Transactions and Futures Contracts	(118,649,798)	(37,590,668)

Net Realized and Unrealized Gain (Loss) from Investments	(96,577,867)	(26,552,052)

Net Change in Net Assets Resulting from Operations	$(96,055,933)	$(26,465,149)

(1)	Only the Retail Class of shares has adopted a Rule 12b-1 Plan. See #5 of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Page 56	2022 Semi-Annual Report | June 30, 2022

Global Allocation Fund	Balanced Fund	Moderate Allocation Fund	Conservative Allocation Fund	Dynamic Allocation Fund	Quantex Fund	Tactical Income Fund	Institutional Prime Money Market Fund

$6,575	$167,311	$124,862	$135,326	$2,869	$21	$110,712	$1,736,158
34,750	186,038	90,190	68,710	106,083	22,275	15,781	—
185,703	2,097,600	967,570	786,059	1,260,863	209,538	446,297	—
227,028	2,450,949	1,182,622	990,095	1,369,815	231,834	572,790	1,736,158

151,949	1,243,644	496,073	318,563	816,471	142,412	136,206	899,585
1,834	3,940	660	3,815	5,033	9,047	1,024
2,838	40,743	18,627	13,157	15,324	2,543	3,802
19,640	174,292	79,928	59,483	113,184	11,195	22,415
							222,997
18,433	36,596	26,616	24,719	29,476	18,178	21,191	51,356
20,260	150,943	71,102	55,929	93,986	18,988	32,200	227,956
1,272	9,414	4,129	3,236	5,286	1,189	1,675	546
8,389	8,392	9,393	9,393	9,427	8,389	7,291	6,820
1,274	1,278	1,275	1,275	1,275	1,274	1,275	1,333
2,127	21,515	9,238	7,237	11,110	1,663	3,236	22,691
87	1,409	713	799	991	112	303	533
3,821	8,207	1,376	7,947	10,486	15,079	3,199	—

3,516	3,316	1,101	—	4,110	12,742	2,303
—	—	—	—	—	—	—
1,800	133,624	59,946	45,604	26,410	—	18,493
2	14,231	7,810	8,217	9,812	747	6,001	195
25,437	32,301	24,788	24,434	26,045	21,869	25,141	5,163
1,318	11,589	4,930	3,942	5,843	1,187	1,904	9,410
3,532	3,532	3,533	3,532	3,533	3,534	3,532	3,517
15,136	21,556	17,639	17,101	18,141	15,434	20,147	43,116
282,665	1,920,522	838,877	608,383	1,205,943	285,583	311,338	1,495,218

—	—	—	—	(33,973)	—	(12,638)	(938,521)
—	—	—	—	(65,205)	—	(24,819)	—
(150)	(4,838)	(3,247)	(690)	—	—	—	—

282,515	1,915,684	835,630	607,693	1,106,765	285,583	273,881	556,697

(55,487)	535,265	346,992	382,402	263,050	(53,749)	298,909	1,179,461

516,801	(714,614)	(3,132,475)	(3,283,390)	741,955	3,492,429	(3,247,603)	(200)
(4,114)	(50,771)	(31,482)	(29,805)	(21,350)	(2,393)	(10,464)	—
(1,864,270)	491,269	(1,275,740)	(1,829,812)	(12,334,652)	(3,243,323)	—	—
(1,351,583)	(274,116)	(4,439,697)	(5,143,007)	(11,614,047)	246,713	(3,258,067)	(200)

(4,395,994)	(46,271,180)	(14,847,426)	(8,830,546)	(34,528,885)	(6,658,496)	(1,196,562)	(350,105)
(5,973)	(11,433)	(3,117)	412	(1,797)	(4,784)	135	—
(303,472)	(499,325)	(97,364)	19,519	(1,357,000)	(160,337)	—	—
(4,705,439)	(46,781,938)	(14,947,907)	(8,810,615)	(35,887,682)	(6,823,617)	(1,196,427)	(350,105)

(6,057,022)	(47,056,054)	(19,387,604)	(13,953,622)	(47,501,729)	(6,576,904)	(4,454,494)	(350,305)

$(6,112,509)	$(46,520,789)	$(19,040,612)	$(13,571,220)	$(47,238,679)	$(6,630,653)	$(4,155,585)	$829,156

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report | June 30, 2022	Page 57

Statements of Changes in Net Assets For the Six Months Ended June 30, 2022 (unaudited) and the Year Ended December 31, 2021

	Muirfield Fund		Spectrum Fund
	2022	2021	2022	2021
Operations
Net investment income (loss)	$521,934	$1,595,623	$86,903	$94,333
Net realized gain (loss) from investment transactions, futures contracts, and distributions of long-term realized gains by other investment companies	22,071,931	89,463,110	11,038,616	32,449,569
Net change in unrealized appreciation (depreciation) of investment transactions and futures contracts	(118,649,798)	22,186,089	(37,590,668)	4,551,153
Net change in net assets resulting from operations	(96,055,933)	113,244,822	(26,465,149)	37,095,055

Distributions to Shareholders
Retail Class	—	(1,428,738)	—	(133,412)
Adviser Class	—	(3,472,675)	—	(2,008,809)
Institutional Class	—	(18,608,096)	—	(8,934,801)
Money Market Fund
Change in net assets resulting from distributions	—	(23,509,509)	—	(11,077,022)

Capital Transactions:
Issued	104,658,200	317,995,936	21,814,173	81,698,993
Reinvested	(1)	22,813,672	—	11,042,182
Redeemed	(86,454,731)	(283,898,369)	(22,506,546)	(92,934,007)
Net change in net assets resulting from capital transactions	18,203,468	56,911,239	(692,373)	(192,832)

Total Change in Net Assets	(77,852,465)	146,646,552	(27,157,522)	25,825,201

Net Assets - Beginning of Year	720,471,566	573,825,014	211,103,754	185,278,553

Net Assets - End of Period/Year	$642,619,101	$720,471,566	$183,946,232	$211,103,754

Share Transactions:
Issued	11,636,798	35,009,621	1,660,745	6,207,988
Reinvested	—	2,375,480	—	787,831
Redeemed	(9,792,250)	(32,086,333)	(1,720,363)	(7,098,087)
Net change in shares	1,844,548	5,298,768	(59,618)	(102,268)

The accompanying notes are an integral part of these financial statements.

Page 58	2022 Semi-Annual Report | June 30, 2022

Global Allocation Fund		Balanced Fund		Moderate Allocation Fund		Conservative Allocation Fund
2022	2021	2022	2021	2022	2021	2022	2021

$(55,487)	$(91,989)	$535,265	$2,769,005	$346,992	$1,760,910	$382,402	$1,975,878
(1,351,583)	6,197,305	(274,116)	57,143,370	(4,439,697)	18,503,263	(5,143,007)	11,326,073
(4,705,439)	(425,582)	(46,781,938)	(7,453,233)	(14,947,907)	(4,917,333)	(8,810,615)	(6,463,745)
(6,112,509)	5,679,734	(46,520,789)	52,459,142	(19,040,612)	15,346,840	(13,571,220)	6,838,206

—	(355,386)	(24,624)	(539,513)	(1,952)	(71,385)	(8,243)	(378,811)
—	(507,971)	(316,556)	(5,644,094)	(104,519)	(1,909,611)	(57,717)	(1,342,034)
—	(3,659,013)	(1,386,447)	(24,757,476)	(444,621)	(9,206,005)	(218,209)	(6,369,177)

—	(4,522,370)	(1,727,627)	(30,941,083)	(551,092)	(11,187,001)	(284,169)	(8,090,022)

3,118,944	11,805,911	45,194,548	153,194,019	18,568,989	66,121,514	15,990,633	54,257,997
—	4,521,300	1,714,704	30,784,411	548,109	11,120,325	282,499	8,047,628
(5,339,307)	(17,810,709)	(39,855,909)	(214,744,638)	(17,041,328)	(83,908,176)	(16,380,005)	(68,102,776)
(2,220,363)	(1,483,498)	7,053,343	(30,766,208)	2,075,770	(6,666,337)	(106,873)	(5,797,151)

(8,332,872)	(326,134)	(41,195,073)	(9,248,149)	(17,515,934)	(2,506,498)	(13,962,262)	(7,048,967)

45,255,799	45,581,933	387,249,824	396,497,973	173,758,244	176,264,742	134,469,583	141,518,550

$36,922,927	$45,255,799	$346,054,751	$387,249,824	$156,242,310	$173,758,244	$120,507,321	$134,469,583

292,928	982,056	3,544,577	11,296,376	1,537,306	5,159,224	701,399	2,206,952
—	390,033	144,399	2,261,914	48,651	873,520	13,158	333,814
(497,405)	(1,467,025)	(3,135,069)	(15,681,027)	(1,420,743)	(6,532,488)	(719,913)	(2,774,610)
(204,477)	(94,936)	553,907	(2,122,737)	165,214	(499,744)	(5,356)	(233,844)

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report | June 30, 2022	Page 59

Statements of Changes in Net Assets For the Six Months Ended June 30, 2022 (unaudited) and the Year Ended December 31, 2021

	Dynamic Allocation Fund
	2022	2021
Operations
Net investment income (loss)	$263,050	$405,885
Net realized gain (loss) from investment transactions, futures contracts, and distributions of long-term realized gains by other investment companies	(11,614,047)	33,126,774
Net change in unrealized appreciation (depreciation) of investment transactions and futures contracts	(35,887,682)	4,297,387
Net change in net assets resulting from operations	(47,238,679)	37,830,046

Distributions to Shareholders
Retail Class	—	(1,288,985)
Adviser Class	—	(3,644,420)
Institutional Class	—	(25,897,027)
Money Market Fund
Change in net assets resulting from distributions	—	(30,830,432)

Capital Transactions:
Issued	39,644,847	108,187,090
Reinvested	—	30,789,232
Redeemed	(24,892,828)	(107,524,267)
Net change in net assets resulting from capital transactions	14,752,019	31,452,055

Total Change in Net Assets	(32,486,660)	38,451,669

Net Assets - Beginning of Year	237,731,415	199,279,746

Net Assets - End of Period/Year	$205,244,755	$237,731,415

Share Transactions:
Issued	3,102,252	7,360,966
Reinvested	—	2,185,338
Redeemed	(1,945,666)	(7,446,963)
Net change in shares	1,156,586	2,099,341

The accompanying notes are an integral part of these financial statements.

Page 60	2022 Semi-Annual Report | June 30, 2022

Quantex Fund		Tactical Income Fund		Institutional Prime Money Market Fund
2022	2021	2022	2021	2022	2021

$(53,749)	$49,174	$298,909	$1,269,628	$1,179,461	$193,476
246,713	10,644,111	(3,258,067)	2,061,332	(200)	229
(6,823,617)	(213,812)	(1,196,427)	(4,500,178)	(350,105)	(67,755)
(6,630,653)	10,479,473	(4,155,585)	(1,169,218)	829,156	125,950

—	(2,350,162)	(6,535)	(40,103)
—	(649,230)	(44,284)	(185,140)
—	(3,059,421)	(248,797)	(1,070,555)
				(1,179,462)	(193,478)
—	(6,058,813)	(299,616)	(1,295,798)	(1,179,462)	(193,478)

1,831,987	16,768,435	11,331,035	36,170,527	708,125,113	1,011,642,367
—	6,046,958	299,029	1,288,487	71,387	35,042
(4,289,790)	(25,302,418)	(10,118,477)	(33,757,101)	(633,994,246)	(721,061,508)
(2,457,803)	(2,487,025)	1,511,587	3,701,913	74,202,254	290,615,901

(9,088,456)	1,933,635	(2,943,614)	1,236,897	73,851,948	290,548,373

42,026,892	40,093,257	69,341,116	68,104,219	626,993,411	336,445,038

$32,938,436	$42,026,892	$66,397,502	$69,341,116	$700,845,359	$626,993,411

49,724	415,083	1,210,976	3,681,061	708,313,030	1,011,455,624
—	154,992	32,302	132,173	71,475	35,036
(115,279)	(616,603)	(1,084,237)	(3,434,958)	(634,163,596)	(720,922,007)
(65,555)	(46,528)	159,041	378,276	74,220,909	290,568,653

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report | June 30, 2022	Page 61

Financial Highlights For the Six Months Ended June 30, 2022 (unaudited) and the Years Ended December 31,

		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Muirfield Fund - Retail Class (1)(2)(3)(4)
2022	$9.53	(0.00)	(1.25)	(1.25)	0.00	0.00	0.00	0.00
2021	$8.20	(0.01)	1.66	1.65	(0.07)	(0.25)	0.00	(0.32)
2020	$7.91	0.03	0.31	0.34	(0.05)	0.00	0.00	(0.05)
2019	$7.16	0.07	0.89	0.96	(0.03)	(0.18)	0.00	(0.21)
2018	$7.54	0.04	(0.31)	(0.27)	(0.04)	(0.07)	0.00	(0.11)
2017	$6.79	0.04	1.34	1.38	(0.04)	(0.59)	0.00	(0.63)
Muirfield Fund - Adviser Class (1)(2)(3)(4)
2022	$9.63	0.01	(1.26)	(1.25)	0.00	0.00	0.00	0.00
2021	$8.26	0.03	1.67	1.70	(0.08)	(0.25)	0.00	(0.33)
2020	$7.97	0.05	0.31	0.36	(0.07)	0.00	0.00	(0.07)
2019	$7.20	0.09	0.90	0.99	(0.04)	(0.18)	0.00	(0.22)
2018	$7.57	0.06	(0.31)	(0.25)	(0.05)	(0.07)	0.00	(0.12)
2017	$6.80	0.05	1.34	1.39	(0.03)	(0.59)	0.00	(0.62)
Muirfield Fund - Institutional Class (1)(2)(3)(4)
2022	$9.65	0.01	(1.26)	(1.25)	0.00	0.00	0.00	0.00
2021	$8.28	0.03	1.66	1.69	(0.07)	(0.25)	0.00	(0.32)
2020	$7.99	0.05	0.31	0.36	(0.07)	0.00	0.00	(0.07)
2019	$7.21	0.10	0.90	1.00	(0.04)	(0.18)	0.00	(0.22)
2018	$7.57	0.08	(0.31)	(0.23)	(0.06)	(0.07)	0.00	(0.13)
2017	$6.80	0.07	1.33	1.40	(0.04)	(0.59)	0.00	(0.63)
Spectrum Fund - Retail Class (1)(2)(3)(4)
2022	$13.88	(0.02)	(1.74)	(1.76)	0.00	0.00	0.00	0.00
2021	$12.15	(0.06)	2.56	2.50	(0.03)	(0.74)	0.00	(0.77)
2020	$12.19	(0.00)	(0.03)	(0.03)	(0.01)	0.00	0.00	(0.01)
2019	$10.89	0.04	1.38	1.42	(0.01)	(0.11)	0.00	(0.12)
2018	$11.48	0.03	(0.49)	(0.46)	0.00	(0.13)	0.00	(0.13)
2017	$10.28	(0.01)	1.99	1.98	0.00	(0.78)	0.00	(0.78)
Spectrum Fund - Adviser Class (1)(2)(3)(4)
2022	$13.96	0.01	(1.75)	(1.74)	0.00	0.00	0.00	0.00
2021	$12.17	0.02	2.54	2.56	(0.03)	(0.74)	0.00	(0.77)
2020	$12.27	0.03	(0.02)	0.01	(0.11)	0.00	0.00	(0.11)
2019	$10.95	0.07	1.37	1.44	(0.01)	(0.11)	0.00	(0.12)
2018	$11.53	0.06	(0.48)	(0.42)	(0.03)	(0.13)	0.00	(0.16)
2017	$10.29	0.02	2.00	2.02	0.00	(0.78)	0.00	(0.78)
Spectrum Fund - Institutional Class (1)(2)(3)(4)
2022	$14.01	0.01	(1.77)	(1.76)	0.00	0.00	0.00	0.00
2021	$12.22	0.01	2.55	2.56	(0.03)	(0.74)	0.00	(0.77)
2020	$12.31	0.04	(0.02)	0.02	(0.11)	0.00	0.00	(0.11)
2019	$10.96	0.09	1.38	1.47	(0.01)	(0.11)	0.00	(0.12)
2018	$11.54	0.08	(0.49)	(0.41)	(0.04)	(0.13)	0.00	(0.17)
2017	$10.29	0.05	1.98	2.03	0.00	(0.78)	0.00	(0.78)

See footnotes on pages 70 and 71.

The accompanying notes are an integral part of these financial statements.

Page 62	2022 Semi-Annual Report | June 30, 2022

		Ratios/ Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets After Fee Reductions (6)	Ratio of Expenses to Average Net Assets Before Fee Reductions (7)	Portfolio Turnover Rate

$8.28	(13.12%)	$39,947	(0.05%)	1.15%	1.15%	144%
$9.53	20.20%	$43,353	(0.06%)	1.21%	1.21%	197%
$8.20	4.36%	$134,240	0.35%	1.28%	1.28%	225%
$7.91	13.53%	$189,105	0.94%	1.28%	1.28%	222%
$7.16	(3.66%)	$203,287	0.54%	1.32%	1.32%	225%
$7.54	20.29%	$250,322	0.49%	1.33%	1.33%	276%

$8.38	(12.98%)	$90,080	0.24%	0.86%	0.86%	144%
$9.63	20.61%	$104,300	0.33%	0.90%	0.90%	197%
$8.26	4.67%	$48,953	0.64%	0.98%	0.98%	225%
$7.97	13.81%	$60,024	1.14%	1.09%	1.09%	222%
$7.20	(3.39%)	$61,159	0.79%	1.10%	1.17%	225%
$7.57	20.50%	$41,440	0.71%	1.11%	1.20%	276%

$8.40	(12.95%)	$512,591	0.15%	0.95%	0.95%	144%
$9.65	20.55%	$572,819	0.27%	0.94%	0.95%	197%
$8.28	4.66%	$390,632	0.73%	0.88%	0.97%	225%
$7.99	14.01%	$432,299	1.35%	0.87%	0.98%	222%
$7.21	(3.17%)	$346,563	1.00%	0.90%	0.98%	225%
$7.57	20.60%	$186,200	0.88%	0.91%	1.00%	276%

$12.12	(12.68%)	$1,818	(0.31%)	1.53%	1.53%	167%
$13.88	20.58%	$2,526	(0.43%)	1.49%	1.49%	200%
$12.15	(0.23%)	$36,604	(0.04%)	1.73%	1.73%	182%
$12.19	13.03%	$51,060	0.37%	1.77%	1.77%	74%
$10.89	(3.97%)	$51,083	0.26%	1.89%	1.89%	97%
$11.48	19.28%	$59,441	(0.08%)	2.16%	2.16%	120%

$12.22	(12.46%)	$32,467	0.15%	1.08%	1.08%	167%
$13.96	21.07%	$38,190	0.11%	1.09%	1.09%	200%
$12.17	0.18%	$12,475	0.32%	1.36%	1.36%	182%
$12.27	13.17%	$15,564	0.63%	1.51%	1.51%	74%
$10.95	(3.67%)	$14,486	0.49%	1.70%	1.70%	97%
$11.53	19.65%	$12,921	0.21%	1.89%	2.01%	120%

$12.25	(12.56%)	$149,661	0.08%	1.15%	1.15%	167%
$14.01	20.98%	$170,388	0.05%	1.13%	1.13%	200%
$12.22	0.25%	$136,200	0.33%	1.32%	1.33%	182%
$12.31	13.44%	$146,443	0.77%	1.38%	1.40%	74%
$10.96	(3.51%)	$117,166	0.71%	1.50%	1.50%	97%
$11.54	19.75%	$82,513	0.45%	1.70%	1.82%	120%

See footnotes on pages 70 and 71.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report | June 30, 2022	Page 63

Financial Highlights For the Six Months Ended June 30, 2022 (unaudited) and the Years Ended December 31,

		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Global Allocation Fund - Retail Class (1)(2)(3)(4)
2022	$11.55	(0.04)	(1.59)	(1.63)	0.00	0.00	0.00	0.00
2021	$11.40	(0.08)	1.52	1.44	0.00	(1.29)	0.00	(1.29)
2020	$11.32	(0.02)	0.35	0.33	0.00	(0.25)	0.00	(0.25)
2019	$10.22	0.08	1.26	1.34	(0.04)	(0.20)	0.00	(0.24)
2018	$11.53	0.05	(0.85)	(0.80)	(0.06)	(0.45)	0.00	(0.51)
2017	$9.56	0.04	2.09	2.13	(0.03)	(0.13)	0.00	(0.16)
Global Allocation Fund - Adviser Class (1)(2)(3)(4)
2022	$11.61	(0.01)	(1.60)	(1.61)	0.00	0.00	0.00	0.00
2021	$11.42	(0.02)	1.50	1.48	0.00	(1.29)	0.00	(1.29)
2020	$11.35	0.01	0.37	0.38	(0.06)	(0.25)	0.00	(0.31)
2019	$10.24	0.11	1.25	1.36	(0.05)	(0.20)	0.00	(0.25)
2018	$11.54	0.09	(0.86)	(0.77)	(0.08)	(0.45)	0.00	(0.53)
2017	$9.57	0.15	2.03	2.18	(0.08)	(0.13)	0.00	(0.21)
Global Allocation Fund - Institutional Class (1)(2)(3)(4)
2022	$11.58	(0.01)	(1.60)	(1.61)	0.00	0.00	0.00	0.00
2021	$11.38	(0.02)	1.51	1.49	0.00	(1.29)	0.00	(1.29)
2020	$11.36	0.02	0.35	0.37	(0.10)	(0.25)	0.00	(0.35)
2019	$10.24	0.13	1.26	1.39	(0.07)	(0.20)	0.00	(0.27)
2018	$11.55	0.11	(0.86)	(0.75)	(0.11)	(0.45)	0.00	(0.56)
2017	$9.58	0.12	2.09	2.21	(0.11)	(0.13)	0.00	(0.24)
Balanced Fund - Retail Class (1)(2)(3)(4)
2022	$13.42	0.00	(1.61)	(1.61)	(0.04)	0.00	0.00	(0.04)
2021	$12.82	(0.01)	1.71	1.70	(0.16)	(0.94)	0.00	(1.10)
2020	$12.26	0.08	0.56	0.64	(0.08)	0.00	0.00	(0.08)
2019	$11.08	0.16	1.20	1.36	(0.09)	(0.09)	0.00	(0.18)
2018	$11.61	0.12	(0.49)	(0.37)	(0.10)	(0.06)	0.00	(0.16)
2017	$10.74	0.09	1.49	1.58	(0.11)	(0.60)	0.00	(0.71)
Balanced Fund - Adviser Class (1)(2)(3)(4)
2022	$13.53	0.02	(1.63)	(1.61)	(0.06)	0.00	0.00	(0.06)
2021	$12.92	0.11	1.66	1.77	(0.22)	(0.94)	0.00	(1.16)
2020	$12.35	0.13	0.56	0.69	(0.12)	0.00	0.00	(0.12)
2019	$11.15	0.19	1.21	1.40	(0.11)	(0.09)	0.00	(0.20)
2018	$11.68	0.15	(0.49)	(0.34)	(0.13)	(0.06)	0.00	(0.19)
2017	$10.74	0.13	1.50	1.63	(0.09)	(0.60)	0.00	(0.69)
Balanced Fund - Institutional Class (1)(2)(3)(4)
2022	$13.56	0.02	(1.64)	(1.62)	(0.06)	0.00	0.00	(0.06)
2021	$12.94	0.10	1.67	1.77	(0.21)	(0.94)	0.00	(1.15)
2020	$12.36	0.14	0.55	0.69	(0.11)	0.00	0.00	(0.11)
2019	$11.15	0.21	1.21	1.42	(0.12)	(0.09)	0.00	(0.21)
2018	$11.68	0.18	(0.51)	(0.33)	(0.14)	(0.06)	0.00	(0.20)
2017	$10.75	0.16	1.47	1.63	(0.10)	(0.60)	0.00	(0.70)

See footnotes on pages 70 and 71.

The accompanying notes are an integral part of these financial statements.

Page 64	2022 Semi-Annual Report | June 30, 2022

		Ratios/ Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets After Fee Reductions (6)	Ratio of Expenses to Average Net Assets Before Fee Reductions (7)	Portfolio Turnover Rate

$9.92	(14.11%)	$2,651	(0.72%)	1.83%	1.83%	147%
$11.55	12.58%	$3,567	(0.63%)	1.72%	1.72%	173%
$11.40	2.96%	$9,001	(0.25%)	1.74%	1.74%	179%
$11.32	13.17%	$11,154	0.76%	1.68%	1.68%	185%
$10.22	(6.94%)	$13,810	0.47%	1.63%	1.63%	163%
$11.53	22.33%	$35,512	0.35%	1.63%	1.63%	179%

$10.00	(13.87%)	$4,154	(0.24%)	1.35%	1.35%	147%
$11.61	12.90%	$5,099	(0.14%)	1.31%	1.31%	173%
$11.42	3.42%	$1,740	0.09%	1.40%	1.40%	179%
$11.35	13.34%	$1,772	1.01%	1.45%	1.45%	185%
$10.24	(6.73%)	$1,624	0.75%	1.44%	1.44%	163%
$11.54	22.84%	$1,057	1.38%	1.33%	1.44%	179%

$9.97	(13.90%)	$30,118	(0.24%)	1.36%	1.36%	147%
$11.58	13.05%	$36,590	(0.16%)	1.30%	1.30%	173%
$11.38	3.43%	$34,841	0.17%	1.31%	1.31%	179%
$11.36	13.66%	$38,497	1.19%	1.25%	1.25%	185%
$10.24	(6.57%)	$42,976	0.94%	1.20%	1.20%	163%
$11.55	23.07%	$37,369	1.13%	1.10%	1.21%	179%

$11.77	(12.00%)	$7,270	0.03%	1.33%	1.33%	231%
$13.42	13.23%	$7,086	(0.09%)	1.36%	1.36%	205%
$12.82	5.27%	$75,449	0.65%	1.41%	1.41%	189%
$12.26	12.29%	$92,815	1.34%	1.41%	1.41%	180%
$11.08	(3.25%)	$90,133	1.06%	1.43%	1.43%	218%
$11.61	14.74%	$97,116	0.81%	1.49%	1.49%	226%

$11.86	(11.90%)	$62,903	0.37%	0.97%	0.97%	231%
$13.53	13.71%	$71,034	0.78%	0.97%	0.97%	205%
$12.92	5.66%	$18,699	1.03%	1.04%	1.04%	189%
$12.35	12.59%	$20,182	1.61%	1.14%	1.14%	180%
$11.15	(2.99%)	$19,301	1.31%	1.21%	1.23%	218%
$11.68	15.21%	$12,137	1.13%	1.21%	1.30%	226%

$11.88	(11.95%)	$275,881	0.28%	1.06%	1.06%	231%
$13.56	13.71%	$309,130	0.69%	1.00%	1.02%	205%
$12.94	5.71%	$302,350	1.09%	0.98%	1.03%	189%
$12.36	12.77%	$295,200	1.79%	0.96%	1.04%	180%
$11.15	(2.85%)	$239,375	1.51%	1.02%	1.05%	218%
$11.68	15.25%	$169,586	1.35%	1.02%	1.11%	226%

See footnotes on pages 70 and 71.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report | June 30, 2022	Page 65

Financial Highlights For the Six Months Ended June 30, 2022 (unaudited) and the Years Ended December 31,

		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Moderate Allocation Fund - Retail Class (1)(2)(3)(4)
2022	$12.64	0.00	(1.39)	(1.39)	(0.02)	0.00	0.00	(0.02)
2021	$12.37	(0.02)	1.10	1.08	(0.05)	(0.76)	0.00	(0.81)
2020	$11.85	0.13	0.52	0.65	(0.13)	0.00	0.00	(0.13)
2019	$10.84	0.20	1.00	1.20	(0.19)	0.00	0.00	(0.19)
2018	$11.66	0.18	(0.48)	(0.30)	(0.16)	(0.36)	0.00	(0.52)
2017	$10.46	0.07	1.60	1.67	(0.05)	(0.42)	0.00	(0.47)
Moderate Allocation Fund - Adviser Class (1)(2)(3)(4)
2022	$12.66	0.03	(1.40)	(1.37)	(0.04)	0.00	0.00	(0.04)
2021	$12.39	0.16	0.97	1.13	(0.10)	(0.76)	0.00	(0.86)
2020	$11.86	0.17	0.53	0.70	(0.17)	0.00	0.00	(0.17)
2019	$10.85	0.24	1.00	1.24	(0.23)	0.00	0.00	(0.23)
2018	$11.66	0.21	(0.49)	(0.28)	(0.17)	(0.36)	0.00	(0.53)
2017	$10.46	0.12	1.59	1.71	(0.09)	(0.42)	0.00	(0.51)
Moderate Allocation Fund - Institutional Class (1)(2)(3)(4)
2022	$12.68	0.02	(1.39)	(1.37)	(0.04)	0.00	0.00	(0.04)
2021	$12.42	0.14	0.98	1.12	(0.10)	(0.76)	0.00	(0.86)
2020	$11.89	0.17	0.53	0.70	(0.17)	0.00	0.00	(0.17)
2019	$10.88	0.25	1.00	1.25	(0.24)	0.00	0.00	(0.24)
2018	$11.68	0.23	(0.48)	(0.25)	(0.19)	(0.36)	0.00	(0.55)
2017	$10.47	0.14	1.59	1.73	(0.10)	(0.42)	0.00	(0.52)
Conservative Allocation Fund - Retail Class (1)(2)(3)(4)
2022	$23.64	0.05	(2.45)	(2.40)	(0.03)	0.00	0.00	(0.03)
2021	$23.91	0.22	0.89	1.11	(0.24)	(1.14)	0.00	(1.38)
2020	$22.85	0.37	1.04	1.41	(0.35)	0.00	0.00	(0.35)
2019	$21.18	0.51	1.65	2.16	(0.49)	0.00	0.00	(0.49)
2018	$22.54	0.46	(1.04)	(0.58)	(0.40)	(0.38)	0.00	(0.78)
2017	$21.32	0.27	1.36	1.63	(0.41)	0.00	0.00	(0.41)
Conservative Allocation Fund - Adviser Class (1)(2)(3)(4)
2022	$23.91	0.08	(2.49)	(2.41)	(0.06)	0.00	0.00	(0.06)
2021	$24.21	0.41	0.81	1.22	(0.38)	(1.14)	0.00	(1.52)
2020	$23.13	0.46	1.06	1.52	(0.44)	0.00	0.00	(0.44)
2019	$21.44	0.57	1.67	2.24	(0.55)	0.00	0.00	(0.55)
2018	$22.82	0.52	(1.08)	(0.56)	(0.44)	(0.38)	0.00	(0.82)
2017	$21.34	0.36	1.35	1.71	(0.23)	0.00	0.00	(0.23)
Conservative Allocation Fund - Institutional Class (1)(2)(3)(4)
2022	$23.96	0.07	(2.49)	(2.42)	(0.05)	0.00	0.00	(0.05)
2021	$24.26	0.38	0.81	1.19	(0.35)	(1.14)	0.00	(1.49)
2020	$23.18	0.46	1.06	1.52	(0.44)	0.00	0.00	(0.44)
2019	$21.49	0.59	1.68	2.27	(0.58)	0.00	0.00	(0.58)
2018	$22.85	0.56	(1.07)	(0.51)	(0.47)	(0.38)	0.00	(0.85)
2017	$21.34	0.59	1.14	1.73	(0.22)	0.00	0.00	(0.22)

See footnotes on pages 70 and 71.

The accompanying notes are an integral part of these financial statements.

Page 66	2022 Semi-Annual Report | June 30, 2022

		Ratios/ Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets After Fee Reductions (6)	Ratio of Expenses to Average Net Assets Before Fee Reductions (7)	Portfolio Turnover Rate

$11.23	(11.00%)	$1,097	0.04%	1.39%	1.39%	292%
$12.64	8.74%	$1,190	(0.22%)	1.34%	1.34%	211%
$12.37	5.55%	$30,930	1.00%	1.38%	1.38%	160%
$11.85	11.13%	$35,460	1.73%	1.38%	1.38%	155%
$10.84	(2.60%)	$32,502	1.51%	1.39%	1.44%	213%
$11.66	15.99%	$24,635	0.61%	1.67%	1.73%	349%

$11.25	(10.82%)	$29,474	0.50%	0.94%	0.94%	292%
$12.66	9.15%	$29,781	1.13%	0.94%	0.94%	211%
$12.39	6.04%	$9,823	1.39%	1.00%	1.00%	160%
$11.86	11.45%	$10,080	2.00%	1.11%	1.11%	155%
$10.85	(2.47%)	$9,480	1.78%	1.19%	1.24%	213%
$11.66	16.40%	$3,538	1.03%	1.35%	1.50%	349%

$11.27	(10.80%)	$125,672	0.40%	1.03%	1.03%	292%
$12.68	9.05%	$142,788	1.01%	0.99%	0.99%	211%
$12.42	6.02%	$135,512	1.40%	0.99%	0.99%	160%
$11.89	11.52%	$132,500	2.10%	1.01%	1.01%	155%
$10.88	(2.20%)	$119,881	1.97%	1.01%	1.05%	213%
$11.68	16.55%	$37,945	1.29%	1.13%	1.28%	349%

$21.21	(10.15%)	$5,836	0.42%	1.12%	1.12%	363%
$23.64	4.64%	$6,879	0.78%	1.22%	1.23%	210%
$23.91	6.28%	$29,034	1.46%	1.28%	1.28%	139%
$22.85	10.25%	$31,688	2.19%	1.28%	1.28%	136%
$21.18	(2.62%)	$30,759	2.09%	1.27%	1.38%	185%
$22.54	7.64%	$12,545	1.24%	1.70%	2.57%	135%

$21.44	(10.08%)	$20,682	0.69%	0.87%	0.87%	363%
$23.91	5.04%	$22,283	1.56%	0.87%	0.88%	210%
$24.21	6.69%	$7,082	1.85%	0.92%	0.92%	139%
$23.13	10.51%	$6,787	2.44%	1.04%	1.04%	136%
$21.44	(2.50%)	$6,110	2.29%	1.12%	1.22%	185%
$22.82	8.01%	$682	1.63%	1.07%	1.97%	135%

$21.49	(10.10%)	$93,989	0.59%	0.96%	0.96%	363%
$23.96	4.94%	$105,307	1.42%	0.92%	0.93%	210%
$24.26	6.68%	$105,403	1.87%	0.92%	0.92%	139%
$23.18	10.61%	$99,456	2.54%	0.94%	0.94%	136%
$21.49	(2.28%)	$92,412	2.50%	0.92%	1.04%	185%
$22.85	8.10%	$11,739	2.65%	0.49%	1.39%	135%

See footnotes on pages 70 and 71.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report | June 30, 2022	Page 67

Financial Highlights For the Six Months Ended June 30, 2022 (unaudited) and the Years Ended December 31,

		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Dynamic Allocation Fund - Retail Class (1)(2)(3)(4)
2022	$13.93	(0.01)	(2.68)	(2.69)	0.00	0.00	0.00	0.00
2021	$13.39	(0.03)	2.65	2.62	(0.08)	(2.00)	0.00	(2.08)
2020	$11.87	0.03	1.79	1.82	(0.03)	(0.27)	0.00	(0.30)
2019	$9.79	0.11	2.23	2.34	(0.08)	(0.18)	0.00	(0.26)
2018	$10.85	0.07	(1.00)	(0.93)	(0.06)	(0.07)	0.00	(0.13)
2017	$9.72	0.06	1.99	2.05	(0.07)	(0.85)	0.00	(0.92)
Dynamic Allocation Fund - Adviser Class (1)(2)(3)(4)
2022	$14.07	0.02	(2.72)	(2.70)	0.00	0.00	0.00	0.00
2021	$13.46	0.04	2.65	2.69	(0.08)	(2.00)	0.00	(2.08)
2020	$11.91	0.07	1.81	1.88	(0.06)	(0.27)	0.00	(0.33)
2019	$9.82	0.13	2.24	2.37	(0.10)	(0.18)	0.00	(0.28)
2018	$10.88	0.09	(1.00)	(0.91)	(0.08)	(0.07)	0.00	(0.15)
2017	$9.73	0.10	1.97	2.07	(0.07)	(0.85)	0.00	(0.92)
Dynamic Allocation Fund - Institutional Class (1)(2)(3)(4)
2022	$14.04	0.02	(2.71)	(2.69)	0.00	0.00	0.00	0.00
2021	$13.45	0.03	2.64	2.67	(0.08)	(2.00)	0.00	(2.08)
2020	$11.90	0.08	1.80	1.88	(0.06)	(0.27)	0.00	(0.33)
2019	$9.82	0.15	2.23	2.38	(0.12)	(0.18)	0.00	(0.30)
2018	$10.86	0.12	(1.00)	(0.88)	(0.09)	(0.07)	0.00	(0.16)
2017	$9.72	0.12	1.97	2.09	(0.10)	(0.85)	0.00	(0.95)
Quantex Fund - Retail Class (1)(2)(3)(4)
2022	$38.89	(0.09)	(6.38)	(6.47)	0.00	0.00	0.00	0.00
2021	$35.64	(0.02)	9.77	9.75	(0.02)	(6.48)	0.00	(6.50)
2020	$37.91	0.20	(2.28)	(2.08)	(0.19)	0.00	0.00	(0.19)
2019	$32.22	0.19	5.75	5.94	(0.25)	0.00	0.00	(0.25)
2018	$36.76	(0.01)	(4.53)	(4.54)	0.00	0.00	0.00	0.00
2017	$33.36	0.09	4.38	4.47	(0.06)	(1.01)	0.00	(1.07)
Quantex Fund - Adviser Class (1)(2)(3)(4)
2022	$39.15	(0.03)	(6.42)	(6.45)	0.00	0.00	0.00	0.00
2021	$35.75	0.13	9.77	9.90	(0.02)	(6.48)	0.00	(6.50)
2020	$38.01	0.23	(2.28)	(2.05)	(0.21)	0.00	0.00	(0.21)
2019	$32.28	0.24	5.76	6.00	(0.27)	0.00	0.00	(0.27)
2018	$36.78	0.10	(4.60)	(4.50)	0.00	0.00	0.00	0.00
2017	$33.37	0.21	4.35	4.56	(0.14)	(1.01)	0.00	(1.15)
Quantex - Institutional Class (1)(2)(3)(4)
2022	$39.07	(0.03)	(6.41)	(6.44)	0.00	0.00	0.00	0.00
2021	$35.70	0.09	9.78	9.87	(0.02)	(6.48)	0.00	(6.50)
2020	$38.01	0.26	(2.31)	(2.05)	(0.26)	0.00	0.00	(0.26)
2019	$32.29	0.29	5.77	6.06	(0.34)	0.00	0.00	(0.34)
2018	$36.77	0.20	(4.62)	(4.42)	(0.06)	0.00	0.00	(0.06)
2017	$33.37	0.26	4.35	4.61	(0.20)	(1.01)	0.00	(1.21)

See footnotes on pages 70 and 71.

The accompanying notes are an integral part of these financial statements.

Page 68	2022 Semi-Annual Report | June 30, 2022

		Ratios/ Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets After Fee Reductions (6)	Ratio of Expenses to Average Net Assets Before Fee Reductions (7)	Portfolio Turnover Rate

$11.24	(19.31%)	$7,090	(0.08%)	1.30%	1.39%	172%
$13.93	19.54%	$9,850	(0.21%)	1.34%	1.43%	213%
$13.39	15.37%	$37,392	0.27%	1.41%	1.51%	236%
$11.87	24.00%	$40,977	0.97%	1.41%	1.51%	265%
$9.79	(8.66%)	$40,732	0.62%	1.45%	1.55%	273%
$10.85	21.20%	$50,570	0.59%	1.51%	1.58%	252%

$11.37	(19.19%)	$21,734	0.26%	0.96%	1.05%	172%
$14.07	20.02%	$28,129	0.25%	0.98%	1.07%	213%
$13.46	15.85%	$13,322	0.61%	1.06%	1.16%	236%
$11.91	24.29%	$13,137	1.20%	1.18%	1.28%	265%
$9.82	(8.49%)	$11,198	0.84%	1.23%	1.33%	273%
$10.88	21.42%	$10,140	0.87%	1.27%	1.34%	252%

$11.35	(19.16%)	$176,421	0.25%	0.99%	1.08%	172%
$14.04	19.88%	$199,753	0.21%	1.00%	1.09%	213%
$13.45	15.94%	$148,566	0.67%	1.01%	1.11%	236%
$11.90	24.40%	$146,119	1.38%	1.00%	1.10%	265%
$9.82	(8.18%)	$121,965	1.08%	1.01%	1.11%	273%
$10.86	21.61%	$70,187	1.10%	1.05%	1.12%	252%

$32.42	(16.64%)	$13,186	(0.50%)	1.73%	1.73%	24%
$38.89	27.34%	$16,406	(0.05%)	1.60%	1.60%	64%
$35.64	(5.36%)	$18,352	0.65%	1.53%	1.53%	88%
$37.91	18.48%	$24,979	0.52%	1.53%	1.53%	82%
$32.22	(12.35%)	$28,319	(0.03%)	1.57%	1.62%	116%
$36.76	13.42%	$60,161	0.27%	1.52%	1.66%	72%

$32.70	(16.48%)	$3,608	(0.14%)	1.36%	1.36%	24%
$39.15	27.68%	$4,575	0.31%	1.33%	1.33%	64%
$35.75	(5.25%)	$986	0.77%	1.41%	1.41%	88%
$38.01	18.63%	$1,113	0.67%	1.41%	1.41%	82%
$32.28	(12.22%)	$923	0.28%	1.42%	1.47%	116%
$36.78	13.68%	$2,114	0.59%	1.39%	1.56%	72%

$32.63	(16.48%)	$16,144	(0.14%)	1.36%	1.36%	24%
$39.07	27.63%	$21,046	0.20%	1.36%	1.36%	64%
$35.70	(5.22%)	$20,756	0.85%	1.37%	1.37%	88%
$38.01	18.81%	$36,646	0.82%	1.25%	1.25%	82%
$32.29	(12.05%)	$35,414	0.54%	1.21%	1.26%	116%
$36.77	13.84%	$32,489	0.75%	1.18%	1.35%	72%

See footnotes on pages 70 and 71.

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report | June 30, 2022	Page 69

Financial Highlights For the Six Months Ended June 30, 2022 (unaudited) and the Years Ended December 31,

		Income from Investment Operations			Less Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (5)	Net gains (losses) on securities and futures (both realized and unrealized)	Total from Investment Operations	From Net Investment Income	From Net Capital Gains	From Return of Capital	Total Distributions
Tactical Income Fund - Retail Class (1)(2)(3)(4)
2022	$9.63	0.02	(0.61)	(0.59)	(0.02)	0.00	0.00	(0.02)
2021	$9.98	0.13	(0.33)	(0.20)	(0.15)	0.00	0.00	(0.15)
2020	$9.46	0.21	0.49	0.70	(0.18)	0.00	0.00	(0.18)
2019	$9.03	0.23	0.42	0.65	(0.22)	0.00	0.00	(0.22)
2018	$9.37	0.17	(0.33)	(0.16)	(0.18)	0.00	0.00	(0.18)
2017	$9.28	0.24	0.10	0.34	(0.25)	0.00	0.00	(0.25)
Tactical Income Fund - Adviser Class (1)(2)(3)(4)
2022	$9.64	0.04	(0.61)	(0.57)	(0.04)	0.00	0.00	(0.04)
2021	$9.99	0.21	(0.37)	(0.16)	(0.19)	0.00	0.00	(0.19)
2020	$9.47	0.25	0.49	0.74	(0.22)	0.00	0.00	(0.22)
2019	$9.04	0.26	0.42	0.68	(0.25)	0.00	0.00	(0.25)
2018	$9.38	0.21	(0.35)	(0.14)	(0.20)	0.00	0.00	(0.20)
2017	$9.28	0.28	0.10	0.38	(0.28)	0.00	0.00	(0.28)
Tactical Income Fund - Institutional Class (1)(2)(3)(4)
2022	$9.64	0.04	(0.61)	(0.57)	(0.04)	0.00	0.00	(0.04)
2021	$9.99	0.20	(0.36)	(0.16)	(0.19)	0.00	0.00	(0.19)
2020	$9.47	0.24	0.50	0.74	(0.22)	0.00	0.00	(0.22)
2019	$9.04	0.27	0.42	0.69	(0.26)	0.00	0.00	(0.26)
2018	$9.38	0.23	(0.35)	(0.12)	(0.22)	0.00	0.00	(0.22)
2017	$9.28	0.31	0.08	0.39	(0.29)	0.00	0.00	(0.29)
Institutional Prime Money Market Fund (1)(2)(3)(4)
2022	$1.0001	0.0018	(0.0003)	0.0015	(0.0020)	0.0000	0.0000	(0.0020)
2021	$1.0003	0.0005	0.0003	0.0008	(0.0010)	0.0000	0.0000	(0.0010)
2020	$1.0000	0.0058	(0.0005)	0.0053	(0.0050)	0.0000	0.0000	(0.0050)
2019	$0.9999	0.0231	0.0000	0.0231	(0.0230)	0.0000	0.0000	(0.0230)
2018	$0.9999	0.0190	0.0000	0.0190	(0.0190)	0.0000	0.0000	(0.0190)
2017	$1.0001	0.0101	(0.0003)	0.0098	(0.0100)	0.0000	0.0000	(0.0100)

1

Ratio of net investment income (loss) to average net assets, ratio of expenses to average net assets after fee reductions, and ratio of expenses to average net assets before fee reductions do not include impact of expenses of the underlying security holdings as represented in the schedule of investments.

2	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
3	Total return and portfolio turnover rate are not annualized for periods of less than one full year.
4

Ratio of net investment income (loss) to average net assets, ratio of expenses to average net assets after fee reductions, and ratio of expenses to average net assets before fee reductions are annualized for periods of less than one full year.

5	Except for the Money Market Fund, net investment income per share is based on average shares outstanding during the period.

The accompanying notes are an integral part of these financial statements.

Page 70	2022 Semi-Annual Report | June 30, 2022

		Ratios/ Supplemental Data
Net Asset Value, End of Period	Total Return (Assumes Reinvestment of Distributions)	Net Assets, End of Period ($000)	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets After Fee Reductions (6)	Ratio of Expenses to Average Net Assets Before Fee Reductions (7)	Portfolio Turnover Rate

$9.02	(6.09%)	$2,405	0.50%	1.16%	1.27%	350%
$9.63	(2.01%)	$2,721	1.10%	1.14%	1.25%	250%
$9.98	7.46%	$12,231	1.87%	1.15%	1.26%	69%
$9.46	7.24%	$11,137	2.27%	1.14%	1.25%	95%
$9.03	(1.67%)	$14,932	1.88%	1.15%	1.26%	102%
$9.37	3.72%	$67,986	2.59%	1.02%	1.03%	133%

$9.03	(5.89%)	$9,303	0.96%	0.73%	0.84%	350%
$9.64	(1.60%)	$8,982	1.98%	0.75%	0.86%	250%
$9.99	7.86%	$5,463	2.28%	0.79%	0.90%	69%
$9.47	7.54%	$4,205	2.64%	0.88%	0.99%	95%
$9.04	(1.45%)	$3,570	2.33%	0.95%	1.06%	102%
$9.38	4.07%	$9,896	2.95%	0.83%	0.84%	133%

$9.03	(5.91%)	$54,690	0.88%	0.80%	0.91%	350%
$9.64	(1.62%)	$57,638	1.90%	0.79%	0.90%	250%
$9.99	7.86%	$50,410	2.25%	0.77%	0.88%	69%
$9.47	7.67%	$46,490	2.72%	0.76%	0.87%	95%
$9.04	(1.22%)	$48,437	2.50%	0.76%	0.87%	102%
$9.38	4.20%	$110,674	3.27%	0.64%	0.65%	133%

$0.9996	0.13%	$700,845	0.36%	0.17%	0.46%	N/A
$1.0001	0.03%	$626,993	0.05%	0.11%	0.50%	N/A
$1.0003	0.57%	$336,445	0.57%	0.15%	0.52%	N/A
$1.0000	2.31%	$370,120	2.30%	0.13%	0.50%	N/A
$0.9999	1.90%	$471,603	1.90%	0.16%	0.51%	N/A
$0.9999	0.96%	$296,547	1.01%	0.17%	0.56%	N/A

6	Ratio of expenses to average net assets after fee reductions reflects contractual or voluntary waivers and reimbursements of expenses by the investment adviser and transfer agent.
7	Ratio of expenses to average net assets before fee reductions reflects the total expenses before reductions reported in the statements of operations.
*	Actual amounts were less than one-half of a cent per share

The accompanying notes are an integral part of these financial statements.

2022 Semi-Annual Report | June 30, 2022	Page 71

Notes to Financial Statements
June 30, 2022 (unaudited)

1.    Organization

Meeder Funds (the Trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Trust offers ten separate series, all of which are included in this report: Muirfield Fund (Muirfield), Spectrum Fund (Spectrum), Global Allocation Fund (Global), Balanced Fund (Balanced), Moderate Allocation Fund (Moderate), Conservative Allocation Fund (Conservative), Dynamic Allocation Fund (Dynamic), Quantex Fund (Quantex), Tactical Income Fund (Income), and Institutional Prime Money Market Fund (Money Market)(the Funds).

Each Fund, except Money Market, offers three classes of shares: Retail Class, Adviser Class, and Institutional Class. Money Market offers only one class of shares. The share classes differ with respect to distribution fees, service fees, and other expenses allocated to each class. Eligibility to purchase Adviser and Institutional Class shares is generally limited to customers of financial intermediaries who enter into special arrangements with the Funds or who meet certain initial investment minimums.

Money Market operates as an institutional money market fund open to all forms of investors. Its net asset value fluctuates based upon changes in the value of its investments and the value of its shares is calculated daily to four decimal places. Money Market has adopted policies and procedures to impose liquidity fees on redemptions or temporary redemption gates in the event that the Fund’s weekly liquid assets fall below designated thresholds and the Board of Trustees determines that such liquidity fees or redemption gates are in the best interests of the Fund.

On November 2, 2021, the Board of Trustees of the Meeder Funds determined that it was in the best interest of shareholders to liquidate the Prime Money Market Fund, a former series of the Trust, pursuant to a plan of liquidation approved by the Board. The liquidation payment to shareholders took place on December 28, 2021.

For more information regarding the Funds’ objectives, strategies, and differences in share classes, please refer to the Funds’ prospectus.

2.    Significant Accounting Policies

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The Trust is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services Companies. The following summarizes the significant accounting policies of the Trust and the Funds:

Securities valuation. All investments in securities are recorded at their estimated fair value, as described in Note #3.

Repurchase agreements. Each Fund may engage in repurchase agreement transactions whereby the Fund takes possession of an underlying debt instrument subject to an obligation of the seller to repurchase the instrument from the Fund and an obligation of the Fund to resell the instrument at an agreed upon price and term. At all times, the Fund maintains the fair value of collateral, including accrued interest, of at least 100% of the amount of the repurchase agreement, plus accrued interest. If the seller defaults or the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Short sales. Spectrum may enter into short sales as part of its overall portfolio management strategy or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including ETFs. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert, or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its position in a permissible manner. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short and borrowing costs will be borne by the Fund and are reflected in the Statements of Operations.

Futures & options. Each Fund, except Money Market, may engage in transactions in financial futures contracts and options contracts in order to manage the risk of unanticipated changes in market values of securities held in the Fund, or which it intends to purchase. The futures and options contracts are adjusted by the daily exchange rate of the underlying currency, or index, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses in the Statements of Assets and Liabilities and the Statements of Operations until the contract settlement date, at which time amounts are reflected as realized gains and losses in the Statements of Operations.

Page 72	2022 Semi-Annual Report | June 30, 2022

To the extent that a Fund enters into futures contracts on an index or group of securities, the Fund exposes itself to an indeterminate liability and will be required to pay or receive a sum of money measured by the change in the fair value of the index. Upon entering into a futures contract, the Fund is required to deposit an initial margin, which is either cash or securities (disclosed as pledged as collateral on the Schedules of Investments) in an amount equal to a certain percentage of the contract value. Subsequently, margin movements, which are equal to changes in the daily price or last sale price on the exchanges where futures contracts trade, are recorded as unrealized gains or losses until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Except for Money Market, it is normal practice for each Fund to invest in futures contracts on a daily basis. The Funds, except for Income and Money Market, typically utilize equity index futures contracts to equitize cash positions or adjust targeted stock market exposure. Except for Money Market, the fixed income portion of any Fund can utilize Treasury futures contracts in order to adjust duration.

Call and put option contracts involve the payment of a premium for the right to purchase or sell an individual security or index aggregate at a specified price until the expiration of the contract. Such transactions expose the Fund to the loss of the premium paid if the Fund does not sell or exercise the contract prior to the expiration date. In the case of a call option, sufficient cash or money market instruments will be segregated to complete the purchase. Options are fair valued on the basis of the daily settlement price or last sale on the exchanges where they trade and the changes in fair value are recorded as unrealized appreciation or depreciation until closed, exercised or expired. For the six months ended June 30, 2022, there were no call or put options transacted for any of the Funds.

The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. When written options are closed or exercised, premiums received are offset against the proceeds paid, and the Fund records realized gains or losses for the difference. When written options expire, the liability is eliminated, and the Fund records realized gains for the entire amount of premiums received. Although permitted, it is currently not normal practice for the Funds to write call and put options and none were written during the six months ended June 30, 2022.

The fair value of derivative instruments, not accounted for as hedging instruments, as reported within the Statements of Assets and Liabilities as of June 30, 2022 was as follows:

Amount of Deposits at Broker and Unrealized Appreciation (Depreciation) on Derivatives
	Type of Derivative/ Risk	Statements of Assets & Liabilities Location	Fair Value of Deposits at Broker for Futures Contracts	Value of Unrealized Appreciation (Depreciation)
Muirfield	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	$28,086,272	$(1,367,670)
Spectrum	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	12,844,987	(523,741)
Global	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	1,063,190	(29,005)
Balanced	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	13,120,398	(497,418)
Moderate	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	2,944,790	(57,733)
Conservative	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	1,569,415	95,948
Dynamic	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	6,547,618	(137,881)
Quantex	Equity contracts	Assets, Deposits at broker for futures contracts; Net Assets, Distributable Earnings (Accumulated Deficit)	1,573,624	72,478

2022 Semi-Annual Report | June 30, 2022	Page 73

The effect of derivative instruments on the Statements of Operations for the six months ended June 30, 2022 and related activity was as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
	Type of Derivative/ Risk	Net Long Contracts as of December 31, 2021	Long and Short Contracts Opened During the Period	Long and Short Contracts Closed/ Expired During the Period	Net Long (Short) Contracts as of June 30, 2022	Statement of Operations Location	For the Six Months Ended June 30, 2022
Muirfield	Equity contracts	361	7,338	7,630	69	Net realized gains (losses) from futures contracts	$(3,805,402)
Spectrum	Equity contracts	63	2,345	2,523	(115)	Net realized gains (losses) from futures contracts	2,593,938
Global	Equity contracts	110	538	586	62	Net realized gains (losses) from futures contracts	(1,864,270)
Balanced	Equity contracts	117	2,825	2,910	32	Net realized gains (losses) from futures contracts	491,269
Moderate	Equity contracts	39	863	824	78	Net realized gains (losses) from futures contracts	(1,275,740)
Conservative	Equity contracts	29	484	419	94	Net realized gains (losses) from futures contracts	(1,829,812)
Dynamic	Equity contracts	448	3,287	2,929	806	Net realized gains (losses) from futures contracts	(12,334,652)
Quantex	Equity contracts	43	329	306	66	Net realized gains (losses) from futures contracts	(3,243,323)

Change in Unrealized Gain or (Loss) on Derivatives Recognized in Income
	Type of Derivative/ Risk	Statement of Operations Location	For the Six Months Ended June 30, 2022
Muirfield	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	$(1,756,568)
Spectrum	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(346,269)
Global	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(303,471)
Balanced	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(499,325)
Moderate	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(97,364)
Conservative	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	19,520
Dynamic	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(1,356,999)
Quantex	Equity contracts	Net change in unrealized appreciation (depreciation) of futures contracts	(160,337)

Federal income taxes. It is each Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required. The Funds recognize the tax benefits or expenses of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed tax positions taken on Federal income tax returns for all open tax years (tax years ended December 31, 2018 through December 31, 2021) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Each Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations as incurred. During the six months ended June 30, 2022, the Funds did not incur any material interest or penalties.

Distributions to shareholders. Distributions to shareholders are recorded on the ex-dividend date. Muirfield, Spectrum, Global, Balanced, Moderate, Conservative, Dynamic, and Quantex declare and pay dividends from net investment income, if any, on a quarterly basis. Income declares and pays dividends from net investment income on a monthly basis. Money Market declares dividends from net investment income on a daily basis and pays such dividends on a monthly basis. Each Fund distributes net capital gains, if any, on an annual basis.

Page 74	2022 Semi-Annual Report | June 30, 2022

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations, which may differ from GAAP. Permanent differences relate to redemptions treated as distributions for tax purposes (i.e. equalization). Accordingly, timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax differences have been reclassified within the components of net assets based on their ultimate characterization for federal income tax purposes. For the year ended December 31, 2021, the Funds made the following reclassifications to increase/(decrease) the components of net assets:

	Capital	Distributable Earnings (Accumulated Deficit)
Muirfield	$749,141	$(749,141)
Spectrum	506,238	(506,238)
Global	521,611	(521,611)
Balanced	1,002,057	(1,002,057)
Moderate	540,869	(540,869)
Conservative	315,068	(315,068)
Dynamic	3,831,331	(3,831,331)
Quantex	1,397,895	(1,397,895)

Investment income & expenses allocation. For all Funds, except Money Market, income and expenses (other than expenses attributable to a specific class) are allocated to each class of shares based on its relative net assets. Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s relative net assets or other appropriate basis.

Capital Share Transactions. All Funds are authorized to issue an unlimited number of shares. Transactions in the capital shares of the Funds for the six months ended June 30, 2022 and the year ended December 31, 2021 were as follows:

	Issued		Reinvested
Share Class	Amount	Shares	Amount	Shares
Six Months Ended June 30, 2022
Muirfield - Retail	$6,510,174	734,727	$—	—
Muirfield - Adviser	8,765,073	950,351	(1)	—
Muirfield - Institutional	89,382,953	9,951,720	—	—
Spectrum - Retail	227,982	17,553	—	—
Spectrum - Adviser	2,839,771	210,835	—	—
Spectrum - Institutional	18,746,420	1,432,357	—	—
Global - Retail	209,796	19,689	—	—
Global - Adviser	445,713	39,767	—	—
Global - Institutional	2,463,435	233,472	—	—
Balanced - Retail	1,812,428	150,061	24,504	2,082
Balanced - Adviser	6,982,011	534,194	316,190	26,660
Balanced - Institutional	36,400,109	2,860,322	1,374,010	115,657
Moderate - Retail	279,790	24,205	1,884	168
Moderate - Adviser	5,710,663	462,640	104,450	9,284
Moderate - Institutional	12,578,536	1,050,461	441,775	39,199
Conservative - Retail	225,662	10,068	8,221	388
Conservative - Adviser	2,600,576	111,774	57,667	2,690
Conservative - Institutional	13,164,395	579,557	216,611	10,080
Dynamic - Retail	216,741	17,173	—	—
Dynamic - Adviser	2,039,159	151,442	—	—
Dynamic - Institutional	37,388,947	2,933,637	—	—
Quantex - Retail	127,238	3,424	—	—
Quantex - Adviser	262,582	6,830	—	—
Quantex - Institutional	1,442,167	39,470	—	—
Income - Retail	200,325	21,401	6,536	707
Income - Adviser	1,612,943	170,033	44,283	4,780
Income - Institutional	9,517,767	1,019,542	248,210	26,815
Money Market	708,125,113	708,313,030	71,387	71,475

2022 Semi-Annual Report | June 30, 2022	Page 75

	Issued		Reinvested
Share Class	Amount	Shares	Amount	Shares
Year Ended December 31, 2021
Muirfield - Retail	$6,469,284	694,953	$1,389,369	146,318
Muirfield - Adviser	105,372,752	12,157,906	3,472,316	362,120
Muirfield - Institutional	206,153,900	22,156,762	17,951,987	1,867,042
Spectrum - Retail	812,426	62,421	133,412	9,600
Spectrum - Adviser	38,585,700	3,016,241	2,008,738	143,722
Spectrum - Institutional	42,300,867	3,129,326	8,900,032	634,509
Global - Retail	464,829	37,814	355,386	30,743
Global - Adviser	5,718,573	480,145	507,971	43,678
Global - Institutional	5,622,509	464,097	3,657,943	315,612
Balanced - Retail	1,419,522	103,666	536,279	39,803
Balanced - Adviser	75,167,324	5,639,400	5,644,455	415,494
Balanced - Institutional	76,607,173	5,553,310	24,603,677	1,806,617
Moderate - Retail	243,792	19,203	68,964	5,442
Moderate - Adviser	32,545,012	2,569,740	1,909,210	150,181
Moderate - Institutional	33,332,710	2,570,281	9,142,151	717,897
Conservative - Retail	834,351	34,357	373,133	15,690
Conservative - Adviser	24,966,663	1,019,612	1,341,555	55,711
Conservative - Institutional	28,456,983	1,152,983	6,332,940	262,413
Dynamic - Retail	826,784	56,185	1,280,969	91,616
Dynamic - Adviser	30,927,011	2,198,166	3,644,409	258,053
Dynamic - Institutional	76,433,295	5,106,615	25,863,854	1,835,669
Quantex - Retail	4,529,307	104,989	2,342,181	60,226
Quantex - Adviser	4,794,010	125,606	649,231	16,579
Quantex - Institutional	7,445,118	184,488	3,055,546	78,187
Income - Retail	573,050	58,803	39,594	4,065
Income - Adviser	10,993,038	1,108,656	185,116	18,972
Income - Institutional	24,604,439	2,513,602	1,063,777	109,136
Money Market	1,011,642,367	1,011,455,624	35,042	35,036

	Redeemed		Net Increase (Decrease)
Share Class	Amount	Shares	Amount	Shares
Six Months Ended June 30, 2022
Muirfield - Retail	$(4,068,376)	(463,561)	$2,441,798	271,166
Muirfield - Adviser	(9,345,597)	(1,040,786)	(580,525)	(90,435)
Muirfield - Institutional	(73,040,758)	(8,287,903)	16,342,195	1,663,817
Spectrum - Retail	(637,508)	(49,505)	(409,526)	(31,952)
Spectrum - Adviser	(3,770,152)	(288,953)	(930,381)	(78,118)
Spectrum - Institutional	(18,098,886)	(1,381,905)	647,534	50,452
Global - Retail	(656,371)	(61,324)	(446,575)	(41,635)
Global - Adviser	(675,890)	(63,423)	(230,177)	(23,656)
Global - Institutional	(4,007,046)	(372,658)	(1,543,611)	(139,186)
Balanced - Retail	(777,786)	(62,362)	1,059,146	89,781
Balanced - Adviser	(6,491,925)	(509,496)	806,276	51,358
Balanced - Institutional	(32,586,198)	(2,563,211)	5,187,921	412,768
Moderate - Retail	(243,994)	(20,814)	37,680	3,559
Moderate - Adviser	(2,459,783)	(204,889)	3,355,330	267,035
Moderate - Institutional	(14,337,551)	(1,195,040)	(1,317,240)	(105,380)
Conservative - Retail	(589,381)	(26,299)	(355,498)	(15,843)
Conservative - Adviser	(1,874,672)	(82,059)	783,571	32,405
Conservative - Institutional	(13,915,952)	(611,555)	(534,946)	(21,918)
Dynamic - Retail	(1,173,315)	(93,407)	(956,574)	(76,234)
Dynamic - Adviser	(3,050,605)	(239,550)	(1,011,446)	(88,108)
Dynamic - Institutional	(20,668,908)	(1,612,709)	16,720,039	1,320,928

Page 76	2022 Semi-Annual Report | June 30, 2022

	Redeemed		Net Increase (Decrease)
Share Class	Amount	Shares	Amount	Shares
Quantex - Retail	$(688,580)	(18,545)	$(561,342)	(15,121)
Quantex - Adviser	(501,821)	(13,343)	(239,239)	(6,513)
Quantex - Institutional	(3,099,389)	(83,391)	(1,657,222)	(43,921)
Income - Retail	(356,334)	(38,055)	(149,473)	(15,947)
Income - Adviser	(718,025)	(76,641)	939,201	98,172
Income - Institutional	(9,044,118)	(969,541)	721,859	76,816
Money Market	(633,994,246)	(634,163,596)	74,202,254	74,220,909

Year Ended December 31, 2021
Muirfield - Retail	$(108,680,649)	(12,662,814)	$(100,821,996)	(11,821,543)
Muirfield - Adviser	(66,608,139)	(7,612,443)	42,236,929	4,907,583
Muirfield - Institutional	(108,609,581)	(11,811,076)	115,496,306	12,212,728
Spectrum - Retail	(36,841,554)	(2,901,721)	(35,895,716)	(2,829,700)
Spectrum - Adviser	(18,737,374)	(1,448,581)	21,857,064	1,711,382
Spectrum - Institutional	(37,355,079)	(2,747,785)	13,845,820	1,016,050
Global - Retail	(6,568,484)	(548,993)	(5,748,269)	(480,436)
Global - Adviser	(2,862,018)	(237,195)	3,364,526	286,628
Global - Institutional	(8,380,207)	(680,837)	900,245	98,872
Balanced - Retail	(72,534,298)	(5,502,556)	(70,578,497)	(5,359,087)
Balanced - Adviser	(30,358,104)	(2,250,733)	50,453,675	3,804,161
Balanced - Institutional	(111,852,236)	(7,927,738)	(10,641,386)	(567,811)
Moderate - Retail	(30,629,325)	(2,430,279)	(30,316,569)	(2,405,634)
Moderate - Adviser	(14,748,469)	(1,159,942)	19,705,753	1,559,979
Moderate - Institutional	(38,530,382)	(2,942,267)	3,944,479	345,911
Conservative - Retail	(23,494,226)	(973,256)	(22,286,742)	(923,209)
Conservative - Adviser	(10,649,934)	(435,766)	15,658,284	639,557
Conservative - Institutional	(33,958,616)	(1,365,588)	831,307	49,808
Dynamic - Retail	(31,238,886)	(2,232,902)	(29,131,133)	(2,085,101)
Dynamic - Adviser	(20,640,401)	(1,446,686)	13,931,019	1,009,533
Dynamic - Institutional	(55,644,980)	(3,767,375)	46,652,169	3,174,909
Quantex - Retail	(10,498,344)	(258,266)	(3,626,856)	(93,051)
Quantex - Adviser	(2,204,605)	(52,908)	3,238,636	89,277
Quantex - Institutional	(12,599,469)	(305,429)	(2,098,805)	(42,754)
Income - Retail	(9,978,652)	(1,005,571)	(9,366,008)	(942,703)
Income - Adviser	(7,285,187)	(742,788)	3,892,967	384,840
Income - Institutional	(16,493,262)	(1,686,599)	9,174,954	936,139
Money Market	(721,061,508)	(720,922,007)	290,615,901	290,568,653

2022 Semi-Annual Report | June 30, 2022	Page 77

Offsetting Assets & Liabilities. The Funds are party to enforceable master netting arrangements between counter parties, such as the securities lending agreement, which provides for the right of offset under certain circumstances, such as the event of default. The securities lending transactions have an overnight and continuous contractual maturity. Risks arise from the possible inability of counterparties to meet the terms of their contracts. The table below reflects the offsetting assets and liabilities relating to securities lending, futures contracts, and repurchase agreements shown on the Statements of Assets and Liabilities at June 30, 2022.

				Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description/ Fund	Gross Amounts of Recognized Assets/ Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments*	Collateral Pledged (Received)*	Net Amount
Assets:
Futures Contracts
Conservative	$110,999	$(15,051)	$95,948	$—	$—	$95,948
Quantex	114,092	(41,614)	72,478	—	—	72,478

Repurchase Agreements
Money Market	$165,000,000	$—	$165,000,000	$(165,000,000)	$—	$—

Liabilities:
Futures Contracts
Muirfield	$(1,938,842)	$571,172	$(1,367,670)	$—	$1,367,670	$—
Spectrum	(787,389)	263,648	(523,741)	—	523,741	—
Global	(40,213)	11,208	(29,005)	—	29,005	—
Balanced	(678,563)	181,145	(497,418)	—	497,418	—
Moderate	(74,847)	17,114	(57,733)	—	57,733	—
Dynamic	(319,700)	181,819	(137,881)	—	137,881	—

*     The amount is limited to the net amounts of financial assets and liabilities and accordingly does not include excess collateral pledged.

Other. The Funds record security transactions on the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled 15 days or more after the trade date. Gains and losses realized from the sale of securities are determined on the specific identification basis. Dividend income and dividend expenses are recognized on the ex-dividend date and interest income (including amortization of premium and accretion of discount) is recognized as earned. Short-term capital gain distributions from underlying funds are classified as dividend income for financial reporting purposes. Long-term capital gains distributions are separately stated. Discounts and premiums are amortized using the effective yield over the lives of the respective securities. Distributions received from partnerships are recorded as return of capital distributions. Withholding taxes on foreign dividends, if applicable, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

A Fund may purchase securities on a forward commitment or when-issued basis. A Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, a Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into which may result in a realized gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Distributions received from the Funds’ investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

Page 78	2022 Semi-Annual Report | June 30, 2022

3.    Securities Valuations

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (including publicly traded partnerships, real estate investment trusts, American depositary receipts, exchange traded funds, and common stock). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation and are categorized in level 1 of the fair value hierarchy.

Investments in registered open-end investment companies, including money market funds, are valued at the daily redemption net asset value as reported by the underlying fund and are categorized in level 1 of the fair value hierarchy.

Short-term notes (including bank obligations, commercial paper, corporate obligations, repurchase agreements, U.S. government agency obligations, and floating rate demand notes). Short-term notes held in the Funds maturing more than sixty days after the valuation date, are valued at the last sales price as of the close of business on the day of valuation, or, lacking any sales, at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When valued at last sales price, the securities will be categorized as level 1. When using bid prices or yield equivalents, they will be categorized as level 2. When such securities are valued within sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity and will be categorized as level 2.

Certificates of deposit. Except for Money Market, certificates of deposit are valued at acquisition cost, which approximates fair value, and will be categorized as level 2. For Money Market, certificates of deposit are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data, and will be categorized as level 2.

U.S. government obligations. U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. In either case, these securities will be categorized as level 2.

Restricted securities (equity and debt). Restricted securities for which quotations are not readily available are valued at fair value as determined by the Trustees. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.

Derivative instruments (futures contracts). Listed derivative instruments that are actively traded, including futures contracts, are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.

2022 Semi-Annual Report | June 30, 2022	Page 79

For the six months ended June 30, 2022, the Funds did not hold any assets at any time in which significant unobservable inputs were used in determining fair value. Therefore, no reconciliation of level 3 securities is provided. However, the Funds have disclosed holding level 3 securities with fair valuations of zero. The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of June 30, 2022.

Muirfield - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$336,025,931	$—	$—	$336,025,931
Preferred stocks	71,621	—	—	71,621
Warrants	9,696	—	—	9,696
Money market registered investment companies	273,579,597	—	—	273,579,597
Bank obligations	—	498,173	—	498,173
Total	$609,686,845	$498,173	$—	$610,185,018
Trustee deferred compensation***	$327,466	$—	$—	$327,466
Futures contracts**	$(1,367,669)	$—	$—	$(1,367,669)

Spectrum - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$122,321,304	$—	$—	$122,321,304
Preferred stocks	5,429	—	—	5,429
Warrants	2,641	—	—	2,641
Money market registered investment companies	46,797,670	—	—	46,797,670
Total	$169,127,044	$—	$—	$169,127,044
Trustee deferred compensation***	$55,003	$—	$—	$55,003
Futures contracts**	$(523,740)	$—	$—	$(523,740)

Global - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$7,960,443	$—	$—	$7,960,443
Preferred stocks	2,221	—	—	2,221
Warrants	492	—	—	492
Registered investment companies	4,106,612	—	—	4,106,612
Money market registered investment companies	23,162,750	—	—	23,162,750
Bank obligations	—	498,173	—	498,173
Total	$35,232,518	$498,173	$—	$35,730,691
Trustee deferred compensation***	$113,934	$—	$—	$113,934
Futures contracts**	$(29,006)	$—	$—	$(29,006)

Balanced - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$125,203,550	$—	$—	$125,203,550
Preferred stocks	27,255	—	—	27,255
Warrants	4,404	—	—	4,404
Registered investment companies	29,421,078	—	—	29,421,078
Money market registered investment companies	175,474,168	—	—	175,474,168
Bank obligations	—	498,173	—	498,173
Total	$330,130,455	$498,173	$—	$330,628,628
Trustee deferred compensation***	$210,545	$—	$—	$210,545
Futures contracts**	$(497,418)	$—	$—	$(497,418)

Page 80	2022 Semi-Annual Report | June 30, 2022

Moderate - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$26,961,728	$—	$—	$26,961,728
Preferred stocks	6,910	—	—	6,910
Warrants	1,435	—	—	1,435
Registered investment companies	22,150,799	—	—	22,150,799
Money market registered investment companies	103,081,665	—	—	103,081,665
Bank obligations	—	248,529	—	248,529
Total	$152,202,537	$248,529	$—	$152,451,066
Trustee deferred compensation***	$41,085	$—	$—	$41,085
Futures contracts**	$(57,733)	$—	$—	$(57,733)

Conservative - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$1,422,094	$—	$—	$1,422,094
Preferred stocks	4,195	—	—	4,195
Warrants	526	—	—	526
Registered investment companies	23,906,642	—	—	23,906,642
Money market registered investment companies	93,655,166	—	—	93,655,166
Total	$118,988,623	$—	$—	$118,988,623
Trustee deferred compensation***	$84,500	$—	$—	$84,500
Futures contracts**	$95,948	$—	$—	$95,948

Dynamic - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$127,746,444	$—	$—	$127,746,444
Preferred stocks	16,726	—	—	16,726
Warrants	2,568	—	—	2,568
Registered investment companies	10,409,365	—	—	10,409,365
Money market registered investment companies	60,659,468	—	—	60,659,468
Bank obligations	—	498,173	—	498,173
Total	$198,834,571	$498,173	$—	$199,332,744
Trustee deferred compensation***	$237,867	$—	$—	$237,867
Futures contracts**	$(137,881)	$—	$—	$(137,881)

Quantex - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Common stocks*	$19,293,402	$—	$—	$19,293,402
Money market registered investment companies	12,323,505	—	—	12,323,505
Bank obligations	—	8,218	—	8,218
Total	$31,616,907	$8,218	$—	$31,625,125
Trustee deferred compensation***	$69,393	$—	$—	$69,393
Futures contracts**	$72,477	$—	$—	$72,477

Income - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Registered investment companies	$19,040,873	$—	$—	$19,040,873
Money market registered investment companies	47,232,219	—	—	47,232,219
U.S. government obligations	—	68,372	—	68,372
Total	$66,273,092	$68,372	$—	$66,341,464
Trustee deferred compensation***	$79,212	$—	$—	$79,212

2022 Semi-Annual Report | June 30, 2022	Page 81

Money Market - Assets/(Liabilities)	Level 1	Level 2	Level 3	Total
Certificates of deposit	$—	$191,686,825	$—	$191,686,825
Commercial paper	—	284,767,089	—	284,767,089
Corporate obligations	—	15,000,000	—	15,000,000
Repurchase agreements	—	165,000,000	—	165,000,000
Variable rate demand notes	—	22,615,000	—	22,615,000
Money market registered investment companies	31,958,602	—	—	31,958,602
Total	$31,958,602	$679,068,914	$—	$711,027,516
Trustee deferred compensation***	$6,491	$—	$—	$6,491

*	See schedules of investments for industry classifications.
**	Futures contracts include unrealized gain/loss on contracts open at June 30, 2022.
***	A corresponding liability exists that is marked to market and is considered Level 1 in the fair value hierarchy.

4.    Investment Transactions

For the six months ended June 30, 2022, the cost of purchases and proceeds from sales or maturities of long-term investments for the Funds, excluding U.S. Government investments and short positions, were as follows:

	Purchases	Sales
Muirfield	$604,927,548	$659,309,230
Spectrum	234,251,646	236,047,092
Global	21,890,690	29,049,889
Balanced	385,605,358	469,784,264
Moderate	173,368,740	238,410,222
Conservative	143,542,285	211,112,250
Dynamic	273,747,094	272,895,358
Quantex	5,437,219	9,844,807
Income	72,243,580	104,977,666

For the six months ended June 30, 2022, the cost of purchases and proceeds from sales or maturities of long-term U.S. Government investments for the Funds are as follows:

	Purchases	Sales
Global	$6,250,142	$6,178,983
Balanced	175,494,852	173,503,690
Moderate	133,121,858	131,606,539
Conservative	144,193,945	142,551,691
Income	94,862,741	94,335,015

Page 82	2022 Semi-Annual Report | June 30, 2022

5.    Investment Advisory Fees and Other Transactions with Affiliates and Non-Affiliates

Meeder Asset Management, Inc. (“MAM”), a wholly-owned subsidiary of Meeder Investment Management, Inc. (“Meeder”), provides the Funds with investment management, research, statistical and advisory services pursuant to the terms of an Investment Advisory Agreement. The services of MAM will terminate automatically if assigned and may be terminated without penalty at any time upon 60 days prior written notice by majority vote of the Fund, by the Trustees of the Fund, or by MAM. For such services the Funds pay a monthly fee at the following annual rates:

	Percentage of Average Daily Net Assets up to $50 Million	Percentage of Average Daily Net Assets Exceeding $50 Million up to $100 Million	Percentage of Average Daily Net Assets Exceeding $100 Million up to $200 Million	Percentage of Average Daily Net Assets Exceeding $200 Million
Muirfield	1.00%	0.75%	0.60%	0.60%
Spectrum	0.75%	0.75%	0.75%	0.60%
Global	0.75%	0.75%	0.75%	0.60%
Balanced	0.75%	0.75%	0.75%	0.60%
Moderate	0.60%	0.60%	0.60%	0.60%
Conservative	0.50%	0.50%	0.50%	0.50%
Dynamic	0.75%	0.75%	0.75%	0.60%
Quantex	0.75%	0.75%	0.60%	0.60%
Income	0.40%	0.40%	0.20%	0.20%
Money Market	0.40%	0.40%	0.25%	0.25%

Fee Waivers & Expense Limitation Agreements. MAM can contractually agree to reduce its advisory fees or limit total annual ordinary fund operating expenses for certain Funds pursuant to written agreements that may only be amended or terminated with the approval of the board. The sums waived or reimbursed under these agreements would not be subject to recoupment.

For the period January 1, 2022 through April 29, 2022, MAM contractually agreed to reduce its investment advisory fee by 0.10% for Dynamic for average daily net assets up to $200 million. Effective April 30, 2022, MAM voluntarily agreed to reduce this fee by 0.10% for average daily net assets up to $200 million. During the six months ended June 30, 2022, $65,205 of investment advisory fees were contractually waived in Dynamic, while $33,973 of investment advisory fees were voluntarily waived.

For the period January 1, 2022 through April 29, 2022, MAM contractually agreed to reduce its investment advisory fee by 0.11% for Income for average daily net assets up to $100 million. Effective April 30, 2022, MAM voluntarily agreed to reduce this fee by 0.11% for average daily net assets up to $100 million. During the six months ended June 30, 2022, $24,819 of investment advisory fees were contractually waived in Income, while $12,638 of investment advisory fees were voluntarily waived.

Mutual Funds Service Co. (“MFSCo”), a wholly-owned subsidiary of Meeder, serves as stock transfer, dividend disbursing and shareholder services agent for each Fund. In compensation for such services, each Fund pays MFSCo a monthly fee at an annual rate equal to the greater of the following:

	Minimum Fee	Percentage of Average Daily Net Assets up to $500 Million	Percentage of Average Daily Net Assets Exceeding $500 Million
Muirfield	$4,000	0.12%	0.03%
Spectrum	4,000	0.12%	0.03%
Global	4,000	0.12%	0.03%
Balanced	4,000	0.12%	0.03%
Moderate	4,000	0.12%	0.03%
Conservative	4,000	0.12%	0.03%
Dynamic	4,000	0.12%	0.03%
Quantex	4,000	0.12%	0.03%
Income	4,000	0.08%	0.03%
Money Market	4,000	0.08%	0.03%

2022 Semi-Annual Report | June 30, 2022	Page 83

Management may voluntarily waive fees for any Fund. During the six months ended June 30, 2022, there were no transfer agent fees waived.MFSCo provides the Trust with certain administrative services. In compensation for such services, each Fund pays MFSCo a monthly fee at the following annual rates:

	Percentage of Average Daily Net Assets up to $50 Million	Percentage of Average Daily Net Assets Exceeding $50 Million up to $500 Million	Percentage of Average Daily Net Assets Exceeding $500 Million
Muirfield	0.10%	0.08%	0.03%
Spectrum	0.10%	0.08%	0.03%
Global	0.10%	0.08%	0.03%
Balanced	0.10%	0.08%	0.03%
Moderate	0.10%	0.08%	0.03%
Conservative	0.10%	0.08%	0.03%
Dynamic	0.10%	0.08%	0.03%
Quantex	0.10%	0.08%	0.03%
Income	0.10%	0.08%	0.03%
Money Market	0.10%	0.08%	0.03%

MFSCo serves as accounting services agent for each Fund. In compensation for such services, each Fund pays MFSCo a monthly fee at an annual rate equal to the greater of a minimum fee or at a rate based on the percentage of average daily net assets. The annual rates are as follows:

	Minimum Fee	Percentage of Average Daily Net Assets up to $10 Million	Percentage of Average Daily Net Assets Exceeding $10 Million up to $30 Million	Percentage of Average Daily Net Assets Exceeding $30 Million up to $80 Million	Percentage of Average Daily Net Assets Exceeding $80 Million
Muirfield	$7,500	0.15%	0.10%	0.02%	0.01%
Spectrum	7,500	0.15%	0.10%	0.02%	0.01%
Global	7,500	0.15%	0.10%	0.02%	0.01%
Balanced	7,500	0.15%	0.10%	0.02%	0.01%
Moderate	7,500	0.15%	0.10%	0.02%	0.01%
Conservative	7,500	0.15%	0.10%	0.02%	0.01%
Dynamic	7,500	0.15%	0.10%	0.02%	0.01%
Quantex	7,500	0.15%	0.10%	0.02%	0.01%
Income	7,500	0.15%	0.10%	0.02%	0.01%
Money Market	30,000	0.15%	0.10%	0.02%	0.01%

Page 84	2022 Semi-Annual Report | June 30, 2022

For the six months ended June 30, 2022, MAM agreed to voluntarily waive and/or reimburse investment advisory fees. The amounts voluntarily waived and/or reimbursed and the impact to the net expense ratio (excluding brokerage fees and commissions, taxes, interest, and extraordinary or non-recurring expenses) for each Fund are as follows:

	Voluntary Investment Advisory Fee Waivers and/or Reimbursements	Impact of Voluntary Investment Advisory Fee Waivers and/or Reimbursements to Average Net Assets	Impact of Voluntary Investment Advisory Fee Waivers and/or Reimbursements to Average Net Assets - Retail Class	Impact of Voluntary Investment Advisory Fee Waivers and/or Reimbursements to Average Net Assets - Adviser Class	Impact of Voluntary Investment Advisory Fee Waivers and/or Reimbursements to Average Net Assets - Institutional Class
Muirfield	$—	N/A	N/A	N/A	N/A
Spectrum	—	N/A	N/A	N/A	N/A
Global	—	N/A	N/A	N/A	N/A
Balanced	—	N/A	N/A	N/A	N/A
Moderate	—	N/A	N/A	N/A	N/A
Conservative	—	N/A	N/A	N/A	N/A
Dynamic	—	N/A	N/A	N/A	N/A
Quantex	—	N/A	N/A	N/A	N/A
Income	—	N/A	N/A	N/A	N/A
Money Market	938,521	0.28%	N/A	N/A	N/A

Certain Funds have entered into securities lending arrangements with Huntington National Bank (“HNB”). Under the terms of the agreement, HNB is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned. The cash collateral is invested in short term instruments as noted in the Schedules of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against charges incurred by the Funds. HNB is paid a fee for administering the securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement. As of June 30, 2022, Moderate had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. For the six months ended June 30, 2022, income earned through securities lending arrangements was as follows:

Amount Received to Reduce Gross Expenses
Muirfield	$234
Global	150
Balanced	4,838
Moderate	3,247
Conservative	690

2022 Semi-Annual Report | June 30, 2022	Page 85

The Funds have adopted a written plan pursuant to Rule 12b-1 of the 1940 Act that allows the Funds to pay fees for the sale and distribution of Fund shares and for services provided to Fund shareholders. 12b-1 fees are paid by the Funds to financial intermediaries, securities brokers, investment advisers, and other persons, including affiliates of MAM. For the six months ended June 30, 2022, total 12b-1 plan expense payments made to the Funds’ affiliated distributor was $41,902. The annual adopted 12b-1 plan maximum limitations for the six months ended June 30, 2022, are as follows:

	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets - Retail Class	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets - Adviser Class	Maximum Annual 12b-1 Plan Expense as a Percentage of Average Daily Net Assets - Institutional Class	12b-1 Plan Expense Payments Made to Affiliates
Muirfield	N/A	0.20%	N/A	N/A	$ 17,868
Spectrum	N/A	0.25%	N/A	N/A	595
Global	N/A	0.25%	N/A	N/A	877
Balanced	N/A	0.25%	N/A	N/A	2,316
Moderate	N/A	0.25%	N/A	N/A	298
Conservative	N/A	0.25%	N/A	N/A	3,995
Dynamic	N/A	0.25%	N/A	N/A	5,121
Quantex	N/A	0.20%	N/A	N/A	9,944
Income	N/A	0.25%	N/A	N/A	888
Money Market	0.20%	N/A	N/A	N/A	N/A

The Funds (other than Money Market) have adopted a shareholder services plan that allows the Funds to pay financial intermediaries and other persons, including “platforms,” for providing shareholder and administrative services to Fund shareholders and maintaining shareholder accounts. The annual adopted shareholder services plan maximum limitations for the six months ended June 30, 2022 are as follows:

	Maximum Annual Shareholder Services Plan Expense as a Percentage of Average Daily Net Assets - Retail Class	Maximum Annual Shareholder Services Plan Expense as a Percentage of Average Daily Net Assets - Adviser Class	Maximum Annual Shareholder Services Plan Expense as a Percentage of Average Daily Net Assets - Institutional Class
Muirfield	0.20%	0.25%	0.10%
Spectrum	0.20%	0.25%	0.10%
Global	0.20%	0.25%	0.10%
Balanced	0.20%	0.25%	0.10%
Moderate	0.20%	0.25%	0.10%
Conservative	0.20%	0.25%	0.10%
Dynamic	0.20%	0.25%	0.10%
Quantex	0.20%	0.25%	0.10%
Income	0.20%	0.25%	0.10%

Page 86	2022 Semi-Annual Report | June 30, 2022

The Funds have adopted a Deferred Compensation Plan (the “Plan”) for the independent Trustees. Under the Plan, each eligible Trustee is permitted to defer all or a portion of the trustees fees payable by any of the Funds as an investment into any combination of Funds until a specified point of time. The investment into the Funds is recorded as an asset however an offsetting liability is also recorded for the deferred payment. Amounts deferred under the Plan may be distributed in a lump sum or generally equal annual installments over a period of up to ten (10) years to the eligible Trustee(s). The Funds may terminate this Plan at any time.

Certain Trustees and officers of the Funds are also officers or directors of Meeder, MAM, and MFSCo.

During the six months ended June 30, 2022, several of the Funds invested in the Institutional Prime Money Market Fund, an affiliate, as described in Section 2(a)(3) of the Investment Company Act of 1940. The purchases/sales amounts in the following table are presented on a gross basis, while the statement of changes in net assets shows subscriptions and redemptions into and out of the Institutional Prime Money Market Fund on a net basis. The Funds’ investments in the Institutional Prime Money Market Fund, which had a 7-day yield of 1.42% on June 30, 2022, were as follows:

	12/31/21 Fair Value	Purchases	Sales	Realized Gains (Losses)	6/30/22 Cost	Change in Unrealized	Income	6/30/22 Fair Value
Muirfield	$227,883,637	$158,480,246	$(112,683,900)	$(55,653)	$273,624,584	$(44,733)	$474,355	$273,579,597
Spectrum	54,068,333	47,661,082	(54,907,607)	(23,764)	46,795,802	(374)	83,317	46,797,670
Global	19,823,051	11,569,206	(10,083,420)	(4,114)	21,302,219	(5,973)	34,750	21,298,750
Balanced	98,243,827	165,563,447	(142,440,902)	(50,771)	121,302,242	(11,433)	186,038	121,304,168
Moderate	41,085,154	108,413,250	(87,332,140)	(31,482)	62,128,980	(3,117)	90,190	62,131,665
Conservative	30,120,101	110,611,996	(91,247,540)	(29,805)	49,451,598	414	68,710	49,455,166
Dynamic	58,149,681	56,818,700	(54,285,766)	(21,350)	60,660,912	(1,797)	106,083	60,659,468
Quantex	13,687,909	5,109,304	(6,466,531)	(2,393)	12,329,587	(4,784)	22,275	12,323,505
Income	13,584,663	76,734,510	(78,076,626)	(10,464)	12,231,568	136	15,781	12,232,219

6.    Federal Tax Information

The following information is computed on a tax basis for each item as of December 31, 2021:

	Tax Cost of Portfolio Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation

Muirfield	$554,010,792	$165,987,127	$(9,937,425)	$156,049,702
Spectrum	159,796,545	51,267,244	(3,696,820)	47,570,424
Global	37,705,672	6,274,282	(376,927)	5,897,355
Balanced	318,963,323	68,355,601	(4,539,044)	63,816,557
Moderate	153,988,537	19,746,150	(1,804,997)	17,941,153
Conservative	125,329,635	9,208,270	(1,077,468)	8,130,802
Dynamic	183,669,427	49,646,392	(3,309,824)	46,336,568
Quantex	33,293,229	7,446,328	(149,971)	7,296,357
Income	69,014,811	582,989	(287,878)	295,111
Money Market	622,482,031	11,886	(45,430)	(33,544)

2022 Semi-Annual Report | June 30, 2022	Page 87

The tax characteristics of dividends paid by the Funds during the year ended December 31, 2021 were as follows:

	Ordinary Income	Net Short-Term Capital Gains	Net Long-Term Capital Gains	Total Dividends Paid*
Muirfield	$5,065,877	$—	$18,443,632	$23,509,509
Spectrum	452,969	4,113,237	6,510,816	11,077,022
Global	—	1,360,991	3,161,379	4,522,370
Balanced	6,001,952	1,250,419	23,688,712	30,941,083
Moderate	1,372,700	—	9,814,301	11,187,001
Conservative	2,100,379	—	5,989,643	8,090,022
Dynamic	1,183,701	13,748,460	15,898,271	30,830,432
Quantex	18,344	449,273	5,591,196	6,058,813
Income	1,295,798	—	—	1,295,798
Money Market	193,478	—	—	193,478

The tax characteristics of dividends paid by the Funds during the year ended December 31, 2020 were as follows:

	Ordinary Income	Net Short Term Capital Gains	Net Long Term Capital Gains	Total Dividends Paid*
Muirfield	$4,943,111	$—	$—	$4,943,111
Spectrum	1,441,970	—	—	1,441,970
Global	318,203	303,373	689,457	1,311,033
Balanced	3,364,824	—	—	3,364,824
Moderate	2,369,151	—	—	2,369,151
Conservative	2,480,581	—	—	2,480,581
Dynamic	835,596	639,520	3,370,600	4,845,716
Quantex	292,663	—	—	292,663
Income	1,403,955	—	—	1,403,955
Money Market	2,275,825	—	—	2,275,825

As of December 31, 2021, the components of distributable earnings/(accumulated deficit) on a tax basis for the Funds were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Accumulated Capital and Other Gains and (Losses)	Unrealized Appreciation/ (Depreciation)**	Total Distributable Earnings/ (Accumulated Deficit)
Muirfield	$34,575	$12,812,237	$(316,771)	$156,049,702	$168,579,743
Spectrum	474,159	3,611,330	(51,460)	47,570,424	51,604,453
Global	—	158,351	(106,472)	5,897,355	5,949,234
Balanced	4,338,740	5,840,278	(196,612)	63,816,557	73,798,963
Moderate	1,813,657	1,071,618	(38,133)	17,941,153	20,788,295
Conservative	—	693,917	(77,958)	8,130,802	8,746,761
Dynamic	—	6,501,337	(218,928)	46,336,568	52,618,977
Quantex	787,611	—	(66,097)	7,296,357	8,017,871
Income	4,205	—	(9,475,477)	295,111	(9,176,161)
Money Market	6,135	—	(8,511)	(33,544)	(35,920)

*

Total dividends paid may differ from the amount reported in the Statements of Changes in Net Assets because for tax purposes dividends are recognized when actually paid. Short-term capital gains distributions are taxed as ordinary income.

**

The differences between book- and tax-basis unrealized appreciation/(depreciation) are attributable primarily to: wash sales, return of capital adjustments, and the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments.

Page 88	2022 Semi-Annual Report | June 30, 2022

For federal income tax purposes, the following Funds have capital loss carryforwards as of December 31, 2021, which are not subject to expiration and are available to offset future capital gains, if any. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

	Short-Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward	Capital Loss Carryforward Utilized
Muirfield	$—	$—	$51,457,537
Spectrum	—	—	15,741,644
Global	—	—	723,513
Balanced	—	—	17,867,307
Moderate	—	—	4,583,845
Conservative	—	—	3,692,056
Quantex	—	—	2,671,091
Income	8,808,448	590,194	1,906,735
Money Market	974	1,504	229

7.    Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of June 30, 2022, beneficial owners that held more than 25% of the voting securities of the Funds and may be deemed to control the Funds are as follows:

Fund	Beneficial Owner	Percent of Voting Securities
Money Market	Muirfield	39%

8.    Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9.    Subsequent Events

Management evaluated subsequent events through the date these financial statements were issued and concluded no subsequent events required recognition or disclosure in these financial statements.

Other Information (unaudited)

The Trust files a complete schedule of portfolio holdings for the first and third quarters of each fiscal year on Form N-PORT. In addition, Institutional Prime Money Market Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at www.sec.gov. Information regarding Fund holdings is also available at www.meederinvestment.com.

The investment adviser is responsible for exercising the voting rights associated with the securities purchased or held by the Funds. A description of the policies and procedures that the adviser uses in fulfilling this responsibility and information regarding how those proxies were voted during the most recent 12-month period ending June 30 are available, without charge, by calling 1-800-325-3539 or on the SEC’s website at www.sec.gov.

2022 Semi-Annual Report | June 30, 2022	Page 89

Shareholder Expense Analysis (unaudited)

Shareholders of mutual funds pay ongoing expenses, such as advisory fees, distribution and service fees and other fund operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested for the period of time indicated in the table below.

The Actual Expense example provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g.: an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense example provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value December 31, 2021		Ending Account Value June 30, 2022		Expenses Paid During Period[1]		Net Expense Ratio[2]
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Muirfield Fund
Retail Class	$1,000.00	$1,000.00	$868.80	$1,019.09	$5.33	$5.76	1.15%
Adviser Class	1,000.00	1,000.00	870.20	1,020.53	3.99	4.31	0.86%
Institutional Class	1,000.00	1,000.00	870.50	1,020.03	4.45	4.81	0.96%
Spectrum Fund
Retail Class	1,000.00	1,000.00	873.20	1,017.21	7.11	7.65	1.53%
Adviser Class	1,000.00	1,000.00	875.40	1,019.44	5.02	5.41	1.08%
Institutional Class	1,000.00	1,000.00	874.40	1,019.09	5.34	5.76	1.15%
Global Allocation Fund
Retail Class	1,000.00	1,000.00	858.90	1,015.72	8.43	9.15	1.83%
Adviser Class	1,000.00	1,000.00	861.30	1,018.10	6.23	6.76	1.35%
Institutional Class	1,000.00	1,000.00	861.00	1,018.05	6.28	6.80	1.36%
Balanced Fund
Retail Class	1,000.00	1,000.00	880.00	1,018.20	6.20	6.66	1.33%
Adviser Class	1,000.00	1,000.00	881.00	1,019.98	4.52	4.86	0.97%
Institutional Class	1,000.00	1,000.00	880.50	1,019.54	4.94	5.31	1.06%
Moderate Allocation Fund
Retail Class	1,000.00	1,000.00	890.00	1,017.90	6.51	6.95	1.39%
Adviser Class	1,000.00	1,000.00	891.80	1,020.13	4.41	4.71	0.94%
Institutional Class	1,000.00	1,000.00	892.00	1,019.69	4.83	5.16	1.03%
Conservative Allocation Fund
Retail Class	1,000.00	1,000.00	898.50	1,019.24	5.27	5.61	1.12%
Adviser Class	1,000.00	1,000.00	899.20	1,020.48	4.10	4.36	0.87%
Institutional Class	1,000.00	1,000.00	899.00	1,020.03	4.52	4.81	0.96%
Dynamic Allocation Fund
Retail Class	1,000.00	1,000.00	806.90	1,018.35	5.82	6.51	1.30%
Adviser Class	1,000.00	1,000.00	808.10	1,020.03	4.30	4.81	0.96%
Institutional Class	1,000.00	1,000.00	808.40	1,019.89	4.44	4.96	0.99%

Page 90	2022 Semi-Annual Report | June 30, 2022

	Beginning Account Value December 31, 2021		Ending Account Value June 30, 2022		Expenses Paid During Period[1]		Net Expense Ratio[2]
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Quantex Fund
Retail Class	$1,000.00	$1,000.00	$833.60	$1,016.22	$7.87	$8.65	1.73%
Adviser Class	1,000.00	1,000.00	835.20	1,018.05	6.19	6.80	1.36%
Institutional Class	1,000.00	1,000.00	835.20	1,018.05	6.19	6.80	1.36%
Tactical Income Fund
Retail Class	1,000.00	1,000.00	939.10	1,019.04	5.58	5.81	1.16%
Adviser Class	1,000.00	1,000.00	941.10	1,021.17	3.51	3.66	0.73%
Institutional Class	1,000.00	1,000.00	940.90	1,020.83	3.85	4.01	0.80%
Institutional Prime Money Market Fund	1,000.00	1,000.00	1,001.30	1,023.95	0.84	0.85	0.17%

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any transactional costs were included, your costs would have been higher.

[1]

Expenses are equal to each Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the total number of days in the six-month period).

[2]	Annualized net expense ratio reflects contractual or voluntary waivers and reimbursements of expenses by the investment adviser and transfer agent.

2022 Semi-Annual Report | June 30, 2022	Page 91

Privacy Policy

Meeder Investment Management and the Meeder Funds are committed to maintaining the financial privacy of our current, former and prospective customers. This policy explains how we protect the security and confidentiality of our customer’s information.

PERSONAL INFORMATION WE COLLECT

We may collect information about Meeder customers from a variety of sources, including:

●	Information provided by you or your representative on applications or forms, such as your name, address, date of birth, social security number and investment objectives;

●	Information about the transactions in your account, such as your account balance and transaction history; and

●	Information we obtain from third parties regarding you, to verify your identity or transfer your account.

INFORMATION WE SHARE WITH OUR AFFILIATES

Our affiliates are financial service providers that offer transfer agency, customer accounting, customer servicing, investment advisory, and other financial services. We share information with our affiliates to service your account. In addition, we may also share information with our affiliates to alert you to other products or services offered by Meeder to the extent provided by law. Information collected from customers whose accounts are opened through investment professionals is not shared with Meeder affiliates for marketing purposes.

INFORMATION WE SHARE WITH THIRD PARTIES

On occasion, we share information we collect about you with unaffiliated third parties to perform services in connection with your account, such as processing transactions, preparing and mailing account statements, and other forms of customer servicing. Information provided to third parties may not be used for any other purpose and Meeder does not permit unaffiliated third parties to use customer information to market their products or services.

HOW WE PROTECT INFORMATION ABOUT YOU

We maintain policies, and require all unaffiliated third parties to maintain policies, to safeguard customer information. We restrict access to nonpublic personal information about you to those persons who need to know that information in order to provide products and services to you. We also maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information.

WHO THIS POLICY APPLIES TO

This policy applies to customers who open relationships directly with Meeder. It applies to Meeder Funds and Meeder’s affiliated companies, including Meeder Asset Management, Meeder Advisory Services, Meeder Public Funds, Meeder Distribution Services, Inc. and Mutual Funds Service Company.

QUESTIONS

Contact us at 800-325-3539 or visit us online at www.meederinvestment.com

Page 92	2022 Semi-Annual Report | June 30, 2022

Manager and Investment Adviser

Meeder Asset Management, Inc.
6125 Memorial Drive
P.O. Box 7177
Dublin, Ohio 43017

Board of Trustees

Stuart M. Allen
Anthony V. D’Angelo
Robert S. Meeder, Jr.
Jeffrey R. Provence

Custodian

The Huntington National Bank
Columbus, Ohio 43215

Transfer Agent & Dividend Disbursing Agent

Mutual Funds Service Co.
6125 Memorial Drive
Dublin, Ohio 43017

Distributor

Meeder Distribution Services, Inc.
6125 Memorial Drive
Dublin, Ohio 43017

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, Ohio 44115

MEEDER

6125 Memorial Drive, Dublin, Ohio 43017 | 1.866.633.3371 | meederinvestment.com

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FSC

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function. There were no amendments made to, or waivers granted from, the code of ethics during the fiscal year.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Trust has determined that Jeffrey R. Provence is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Provence is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

	2022	2021
Audit Fees	$108,000	$119,400
Audit-Related Fees	0	0
Tax Fees	50,500	41,000
All Other Fees	2,250	2,250

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, including, but not limited to, mileage, lodging, and meals. Tax fees include amounts related to tax compliance, tax planning, and tax advice, including the review and preparation of the Funds' income tax returns, the review and preparation of the Funds' excise tax returns, the review of supporting schedules and documentation provided by management, the review and recalculation of the Funds' estimated distribution calculations, and the review of wash sales for reasonableness. All other fees include amounts related to the registrant's annual filing of Form N1A.

(e)(1) A purpose of the Audit Committee is to approve the engagement of the registrant's independent auditors (i) to render audit and non-audit services for the registrant in accordance with Rule 2-01(c)(7)(i) of Regulation S-X, subject to the waiver provisions set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X, and (ii) to render non-audit services for the registrant's investment advisors (other than a sub-advisor whose role is primarily portfolio management and is subcontracted or overseen by another investment advisor) and any other entity controlling by, or under common control with the investment advisor that provides ongoing services to the registrant, in each case under (ii) if the engagement relates directly to the operations and financial reporting of the registrant, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, subject to waiver provisions set forth in Rule 2-01(c)(7)(ii) of Regulation S-X.

(e)(2) 0% of services included in (b) – (d) above were approved pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant were $51,600 and $40,600 respectively.

(h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Items 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-CSR and the officer certifications of such Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith as EX-99.CODE ETH.

(a)(2) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)). Filed herewith as EX-99.CERT.

(b) Certifications of principal executive officer and principal financial officer, under Section 906 of the Sarbanes-Oxley Act of 2002, and 18 U.S.C. ss.1350. Filed herewith as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meeder Funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	September 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	September 7, 2022

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date:	September 7, 2022